UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

ANNUAL REPORT

December 31, 2014

• JNL® Series Trust

• JNL Variable Fund LLC

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

JNL Series Trust and JNL Variable Fund LLC

December 31, 2014

President’s Letter

Dear Fellow Investor,

Enclosed is the annual report for the JNL Series Trust and JNL Variable Fund LLC for the year ended December 31, 2014, together with Management’s Discussion of Fund Performance for each of the Funds.

After a challenging start to 2014, the U.S. economy showed signs of continued improvement over the course of the year. After contracting by 2.1% in the 1st quarter due in part to extreme cold weather across much of the nation, U.S. gross domestic product growth accelerated to an annualized rate of 4.6% in the 2nd quarter and 5.0% in the 3rd quarter, a pace of growth not seen since 2003. The unemployment rate dropped to six-year lows, falling from 6.7% to 5.6%, while an estimated 242,000 new jobs were added each month. The housing market continued its rebound, albeit at a slower pace of growth than 2013. As a result of the mostly strong U.S. data, consumer confidence increased to levels not seen since 2007. Amid the improvement in the economic landscape in the U.S., the U.S. Federal Reserve (“Fed”) announced the conclusion of its quantitative easing program, better known as QE3.

Against this backdrop, U.S. equities, as measured by the Russell 3000 Index, gained 12.56% while setting new record highs and marking their sixth consecutive year of gains. All major equity sectors were positive for the year, with the exception of energy. The market’s advance was led by large cap equities, as evidenced by the 13.24% return of the Russell 1000 Index, compared with the 4.89% return for the Russell 2000 Index, a proxy for small cap equities. Value and growth equities posted similar gains for the year, as the Russell 3000 Value Index and Russell 3000 Growth Index gained 12.70% and 12.44%, respectively.

Despite the continued growth in the U.S., most international markets were hampered by slowing growth, geopolitical tensions, falling commodity prices and deflation in some areas, including the Eurozone. Growth was also mixed for emerging market countries. China, now the world’s largest economy, once again produced strong economic growth during the year, as real GDP grew by an estimated 7.3%. Meanwhile, Russia suffered from slowing growth and a sharply weaker currency as a result of lower energy prices and economic sanctions from the U.S. and Europe. International equities, as measured by the MSCI All Country World ex-U.S. Index, returned -3.87%, including -2.19% for emerging markets equities and -4.32% for developed market equities. While the index returned 6.05% in local currency terms, international equities were negatively impacted by a stronger U.S. Dollar resulting from stronger growth in the U.S. and increasing policy divergence between the Fed, European Central Bank, and Bank of Japan.

U.S. fixed income securities, as measured by the Barclays U.S. Aggregate Bond Index, enjoyed a surprisingly strong year, returning 5.97%. Despite near consensus expectations of rising interest rates by economists and market participants, long-term Treasury yields fell sharply due to the convergence of several factors, including collapsing yields in Europe, below-expected inflation and increased pension demand. Most sectors within the fixed income markets produced gains during the year, although high yield bonds underperformed due to rising credit concerns which were exacerbated by a sharp drop in oil prices late in the year. Non-U.S. Dollar denominated strategies significantly underperformed as the U.S. Dollar strengthened against most currencies.

Alternative investments, as measured by the Credit Suisse Hedge Fund Index, gained 4.13% during the year. Among the best performing alternative strategies were managed futures, long/short equity and global macro. Among the worst performing strategies were commodities, event-driven, merger arbitrage and short-biased equities.

Looking ahead to 2015, we expect to see divergent paths in economic growth and monetary policy across the globe. The U.S. and UK recoveries should continue to progress, and we expect monetary policies to begin to normalize in those countries, while the Eurozone and Japan are faced with anemic growth and potential for deflation, likely resulting in an expansion of their quantitative easing programs. We also expect dispersion in emerging markets due to differences in economic reforms and challenging conditions for countries more tied to commodity prices that remain under pressure.

These divergent trends in the macro environment could lead to greater volatility in 2015. While that can cause gyrations in returns over the short term, it could also present opportunities for active managers to take advantage of valuation anomalies.

Thank you for choosing Jackson for your investment needs.

Mark D. Nerud

President and Chief Executive Officer

JNL Series Trust

JNL Variable Fund LLC

JNL Mellon Capital Funds Mellon Capital Management Corporation (Unaudited)

Market Summary: U.S. stocks rose for the sixth straight year, with the S&P 500 Index rising 13.69% and closing near record levels. Equities were aided by the strengthening U.S. economy, the liquidity provided by the U.S. Federal Reserve’s (“Fed”) quantitative easing program, and the Fed’s promise to keep interest rates low. Small cap equities underperformed both mid cap and large cap stocks, with the Russell 2000 Index rising 4.89%. Value stocks outperformed growth at the large and mid cap levels. Nine of ten S&P 500 Index economic sectors rose, led by utilities and health care, while energy fell over 7%.

International markets also gained during the year on a local basis as markets were bolstered by central bank stimulus in the Euro area and Japan. The MSCI EAFE Index gained 5.92% on a local basis, but declined 4.90% in U.S. Dollar terms as the U.S. Dollar rallied. On a local basis relative to the MSCI EAFE Index, Denmark (+20.7%) and Belgium (+18.6%) were the best performers, while Japan rose 9.5%. Germany (+2.1%) and France (+2.6%) both underperformed, while the worst performers were Portugal (-29.47%) and Austria
(-20.0%).

JNL/Mellon Capital DowSM 10 Fund

Portfolio Composition†:

Information Technology	35.2%
Health Care	19.7
Telecommunication Services	17.9
Consumer Discretionary	9.0
Industrials	8.5
Energy	8.3
Investment Companies	1.4

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Dow 10 Fund underperformed its benchmark by posting a return of 9.80% for Class A shares compared to 10.04% for the Dow Jones Industrial Average.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 10 companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields. The 10 companies are selected only once annually on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: Intel Corp. (+39.8%) and Microsoft Corp. (+24.2%) contributed 4.1% and 2.8%, respectively, to the Fund’s return while General Electric Co. (-9.9%) and Chevron Corp. (-10.2%) detracted -0.7% and -0.6%, respectively, from the Fund’s return. Information technology (+33.1%) and health care (+11.1%) contributed 9.6% and 2.4%, respectively, to the Fund’s return while industrials (-6.7%) and energy (-7.0%) detracted -0.7 and -0.6, respectively, from the Fund’s return.

JNL/Mellon Capital Global 15 Fund

Portfolio Composition†:

Financials	46.4%
Information Technology	16.5
Telecommunication Services	10.9
Energy	7.3
Health Care	6.3
Industrials	5.7
Consumer Discretionary	3.6
Consumer Staples	3.3

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Global 15 Fund outperformed its benchmark by posting a return of 10.86% for Class A shares compared to 4.94% for the MSCI World IndexSM.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index. The Fund consists of common stocks of the 5 companies with the lowest per share stock price of the 10 companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index. The 15 companies are selected only once annually on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: Man Group Plc (+77.8%) and Intel Corp. (+39.8%) contributed 5.9% and 3.1%, respectively, to the Fund’s return while Tesco Plc (-46.8%) and Ladbrokes Plc
(-41.9%) detracted -3.2% and -2.8%, respectively, from the Fund’s return. Financials (+32.1%) and information technology (+35.0%) contributed 12.9% and 4.9%, respectively, to the Fund’s return while consumer staples (-44.6%) and consumer discretionary (-37.8%) detracted -3.2% and -2.8%, respectively, from the Fund’s return.

JNL/Mellon Capital Nasdaq® 25 Fund

Portfolio Composition†:

Information Technology	52.3%
Consumer Discretionary	25.2
Health Care	19.8
Materials	1.7
Investment Companies	0.6
Short Term Investments	0.4

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Nasdaq 25 Fund underperformed its benchmark by posting a return of 18.44% for Class A shares compared to 19.39% for the Nasdaq 100 Index.

The investment objective of the Fund is total return. The Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 25 strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq 100 Index. The process begins by determining the 75 stocks with the highest ratio of cash flow per share and from these companies the one year change in cash flow per share is divided by stock price. These 75 stocks are ranked from highest to lowest, and 50 stocks are then selected. Based on prior six month appreciation the top 25 stocks are then selected. The 25 companies are selected only once annually on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: Apple Inc. (+43.1%) and Amgen Inc. (+39.6%) contributed 4.6% and 3.9%, respectively, to the Fund’s return while Viacom Inc. (-13.8%) and Wynn Resorts Ltd. (-26.2%) detracted -0.6% and -0.5%, respectively, from the Fund’s return. Information technology (+21.2) and health care (+30.5%) contributed 11.3% and 5.2%, respectively, to the Fund’s return while financials (-2.4%) detracted less than
-0.1% from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Value Line® 30 Fund

Portfolio Composition†:

Energy	31.2%
Information Technology	21.2
Industrials	15.0
Materials	8.6
Consumer Discretionary	5.8
Financials	4.7
Telecommunication Services	3.4
Utilities	3.0
Health Care	2.3
Investment Companies	1.1
Short Term Investments	3.7

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Value Line 30 Fund underperformed its benchmark by posting a return of 7.72% for Class A shares compared to 13.69% for the S&P 500 Index.

The investment objective of the Fund is to provide capital appreciation. The Fund seeks to achieve its objective by investing in the common stocks of 30 companies that Value Line® gives a #1 ranking for “TimelinessTM”. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line’s #1 ranking for TimelinessTM, which reflects Value Line’s view of their probable price performance during the next six months relative to the other stocks ranked by Value Line. Value Line bases its rankings on a long term trend of earnings, prices, recent earnings, price momentum and earnings surprise. The 30 companies are chosen only once annually from the 100 stocks with the #1 ranking on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: Southwest Airlines Co. (+121.0%) and Skyworks Solutions Inc. (+163.2%) contributed 5.1% and 2.8%, respectively, to the Fund’s return while Barrick Gold Corp. (-41.2%) and BP Plc - ADR (-20.6%) detracted -2.2% and -1.3%, respectively, from the Fund’s return. Information technology (+28.3%) and industrials (+62.6%) contributed 5.2% and 5.1%, respectively, to the Fund’s return while energy (-10.8%) and materials (-4.5%) detracted -3.1% and -0.6%, respectively from the Fund’s return.

JNL/Mellon Capital S&P® 24 Fund

Portfolio Composition†:

Consumer Discretionary	13.5%
Health Care	12.8
Financials	12.1
Information Technology	12.1
Consumer Staples	11.7
Industrials	11.5
Energy	11.0
Materials	10.6
Investment Companies	1.6
Short Term Investments	3.1

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon

Capital S&P 24 Fund underperformed its benchmark by posting a return of 5.18% for Class A shares compared to 13.69% for the S&P 500 Index.

The investment objective of the Fund is total return through capital appreciation. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation. To select the companies for the Fund, the Sub Adviser selects the 8 largest S&P economic sectors in the Standard & Poor’s 500 Composite Stock Price Index and then ranks the stocks in each of the 8 sectors based on highest return on assets, highest buy back yield and highest bullish indicator. The Sub Adviser then selects 3 companies from each of the 8 sectors. The 24 companies are selected annually on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: Celgene Corp. (+35.9%) and Northrop Grumman Systems Corp. (+28.7%) contributed 1.4% and 1.3%, respectively, to the Fund’s return while FMC Corp. (-24.4%) and Flowserve Corp. (-24.1%) detracted -1.0% and -1.0%, respectively, from the Fund’s return. Consumer discretionary (+20.6%) and health care (+14.3%) contributed 2.6% and 1.7%, respectively, to the Fund’s return while materials
(-6.2%) and energy (-4.1%) detracted -0.6% and -0.5%, respectively, from the Fund’s return.

JNL/Mellon Capital S&P® SMid 60 Fund

Portfolio Composition†:

Financials	31.8%
Utilities	19.7
Energy	9.0
Industrials	8.6
Information Technology	7.8
Consumer Discretionary	4.7
Health Care	4.5
Materials	3.4
Consumer Staples	2.7
Investment Companies	1.0
Short Term Investments	6.8

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital S&P SMid 60 Fund underperformed its primary benchmark by posting a return of 3.50%

for Class A shares compared to 9.77% for the S&P Mid Cap 400 Index. The Fund underperformed its other benchmark the S&P SmallCap 600 Index, which returned 5.76%.

The investment objective of the Fund is to provide capital appreciation. The Fund seeks to achieve its objective by identifying small and mid capitalization companies with improving fundamental performance and sentiment. The Sub Adviser follows a process that attempts to select small and mid cap companies that are likely to be in an earlier stage of their economic life cycle than mature large cap companies. The Sub Adviser selects the 60 companies from stocks that comprise the S&P Mid Cap 400 Index and the S&P SmallCap 600 Index according to a screening process that considers average daily dollar trading volume, price to book ratio, 3 month price appreciation and ratio of cash flow per share to stock price. The 30 companies selected from the S&P Mid Cap 400 Index are given twice the weight of the 30 companies selected from the S&P SmallCap 600 Index. The 60 companies are selected annually on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: JetBlue Airways Corp. (+85.7%) and DeVry Education Group Inc. (+33.7%) contributed 1.8% and 0.8%, respectively, to the Fund’s return while Alpha Natural Resources Inc. (-76.6%) and Swift Energy Co. (-70.0%) detracted -1.7% and -0.8%, respectively, from the Fund’s return. Utilities (+29.8%) and financials (+8.5%) contributed 5.4% and 2.7%, respectively, to the Fund’s return while energy (-35.9%) and materials (-12.8%) detracted -5.9% and -0.5%, respectively, from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital 25 Fund

Portfolio Composition†:

Materials	32.1%
Consumer Discretionary	16.6
Consumer Staples	16.1
Energy	14.7
Health Care	8.0
Information Technology	7.4
Industrials	0.1
Investment Companies	0.3
Short Term Investments	4.7

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital 25 Fund underperformed its primary benchmark by posting a return of 2.09% for Class A shares compared to 12.10% for the S&P Mid Cap 400/Citigroup Value Index. The Fund underperformed its other benchmark the S&P 500 Index, which returned 13.69%.

The investment objective of the Fund is total return through a combination of capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a prescreened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The companies in the Fund are determined by selecting all of the dividend paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated. The 25 remaining companies are selected annually on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: MeadWestvaco Corp. (+23.2%) and H&R Block Inc. (+18.3%) contributed 1.2% and 0.9%, respectively, to the Fund’s return while Yamana Gold Inc.
(-54.9%) and Goldcorp Inc. (-17.4%) detracted -2.1% and -0.5%, respectively, from the Fund’s return. Consumer discretionary (+15.2%) and consumer staples (+10.6%) contributed 2.2% and 1.6%, respectively, to the Fund’s return while materials (-2.7%) detracted -0.5% from the Fund’s return.

JNL/Mellon Capital JNL 5 Fund

Portfolio Composition†:

Information Technology	23.7%
Financials	12.8
Industrials	12.8
Consumer Discretionary	12.0
Health Care	10.5
Materials	7.3
Energy	6.0
Telecommunication Services	5.4
Consumer Staples	3.9
Investment Companies	1.4
Short Term Investments	4.2

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital JNL 5 Fund underperformed its benchmark by posting a return of 11.32% for Class A shares compared to 13.69% for the S&P 500 Index.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies: 20% in the Dow 10 Strategy, a dividend yielding strategy; 20% in the S&P 10 Strategy, a blended valuation momentum strategy; 20% in the Global 15 Strategy, a dividend yielding strategy; 20% in the 25 Strategy, a dividend yielding strategy; and 20% in the Select Small Cap Strategy, a small capitalization strategy. Each of these strategies is the same as the principal investment strategy of the similarly named Fund or strategy described in the JNL Series Trust or JNL Variable Fund LLC statutory prospectus. The companies are selected only once annually on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: Delta Air Lines Inc. (+70.9%) and Intel Corp. (+39.8) contributed 1.5% and 1.4%, respectively, to the Fund’s return while Tesco Plc (-46.8%) and Ladbrokes Plc
(-40.6%) detracted -0.6% and -0.5%, respectively, from the Fund’s return. The U.S. (+14.4%) and China (+20.6%) contributed 11.7% and 1.5%, respectively to the Fund’s return while Canada (-15.7%) and Russia (-61.2%) detracted -0.4% and -0.2%, respectively, from the Fund’s return. Information technology (+28.6%) and financials (+26.0%) contributed 6.4% and 3.1%, respectively, to the Fund’s return while consumer staples (-3.9%) detracted
-0.2% from the Fund’s return.

JNL/Mellon Capital JNL Optimized 5 Fund

Portfolio Composition†:

Information Technology	21.9%
Energy	13.0
Consumer Discretionary	12.7
Financials	11.6
Health Care	8.7
Industrials	6.8
Materials	6.3
Utilities	4.9
Consumer Staples	4.7
Telecommunication Services	4.5
Investment Companies	0.5
Short Term Investments	4.4

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital JNL Optimized 5 Fund underperformed its benchmark by posting a return of 6.99% for Class A shares compared to 13.69% for the S&P 500 Index.

The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies: 25% in the Nasdaq® 25 Strategy; 25% in the Value Line® 30 Strategy; 24% in the European 30 Strategy; 14% in the Global 15 Strategy; and 12% in the 25 Strategy. Each of these strategies is the same as the principal investment strategy of the similarly named Fund or strategy described in the JNL Series Trust or JNL Variable Fund LLC statutory prospectus. While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy. The securities are selected only once annually on the Stock Selection Date which was in January 2014.

Largest contributors to and detractors from the Fund’s performance: Southwest Airlines Co. (+121.0%) and Apple Inc. (+42.1%) contributed 1.2% and 1.1%, respectively, to the Fund’s return while Tesco Plc (-46.8%) and Barrick Gold Corp. (-41.4%) detracted -0.7% and
-0.6%, respectively, from the Fund’s return. The U.S. (+15.5%) and China (+23.5%) contributed 8.4% and 1.0%, respectively, to the Fund’s return while Canada (-20.5%) and France (-10.8%) detracted -1.0% and -0.3%, respectively, from the Fund’s return. Information technology (+21.6%) and financials (+19.6%) contributed 4.4% and 2.1%, respectively, to the Fund’s return while energy (-9.5%) and consumer staples
(-10.8%) detracted -1.1% and -0.6, respectively from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Communications Sector Fund

Portfolio Composition†:

Telecommunication Services	93.8%
Short Term Investments	6.2

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Communications Sector Fund outperformed its benchmark by posting a return of 5.52% for Class A shares compared to 4.98% for the MSCI USA IMI Telecommunications Services 25/50 Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses and weightings that were different from its former benchmark, a result of certain regulatory diversification restrictions as discussed below.

The investment objective of the Fund is total return through capital appreciation and dividend income. With the exception of certain regulatory restrictions discussed below, the Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the telecommunications sector of the U.S. equity market. Prior to September 15, 2014, the Fund replicated the Dow Jones U.S. Telecommunications Index, which served as the Fund’s benchmark. Effective September 15, 2014, the Fund changed its benchmark to the MSCI USA IMI Telecommunication Services 25/50 Index and began replicating the MSCI USA IMI Telecommunication Services 25/50 Index. For each period, the Fund invested under normal circumstances at least 80% of its assets in the stocks in the respective index in proportion to their market capitalization weighting in that index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transactions costs.

Due to certain regulatory restrictions on diversification, the Fund was unable to hold certain securities at their benchmark weight during the period January 1, 2014 through September 15, 2014 when the Fund’s index was the Dow Jones U.S. Telecommunications Index. These restrictions hampered the ability of the Fund to match the return of that index. The Fund’s two largest holdings represented approximately 43% of the Fund during this period. These companies were Verizon Communications Inc. (“Verizon”) and AT&T Inc. (“AT&T”). The index’s weight for these securities was approximately 77% during this period. The Fund outperformed its benchmark as a result of its underweight to AT&T and Verizon, which lagged the index, and it’s overweight to other companies that outperformed the index during this period.

Largest contributors to and detractors from the Fund’s performance: Level 3 Communications Inc. (+48.9%) and Frontier Communications Corp. (+43.4%) contributed 2.3% and 2.2%, respectively, to the Fund’s return while NII Holdings Inc. (-94.4%) and Sprint Corp. (-61.4%) detracted -4.2% and
-3.2%, respectively, from the Fund’s return. Telecommunications (+6.1%) and financials (+11.5%) contributed 5.8% and 0.6%, respectively, to the Fund’s return. There were no other sectors held by the Fund.

JNL/Mellon Capital Consumer Brands Sector Fund

Portfolio Composition†:

Consumer Discretionary	96.1%
Energy	0.1
Information Technology	0.1
Short Term Investments	3.7

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Consumer Brands Sector Fund outperformed its benchmark by posting a return of 10.81% for Class A shares compared to 9.00% for the MSCI USA IMI Consumer Discretionary Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the consumer services sector of the U.S. equity market. Prior to September 15, 2014, the Fund replicated the Dow Jones U.S. Consumer Services Index, which served as the Fund’s benchmark. Effective September 15, 2014, the Fund changed its benchmark to the MSCI USA IMI Consumer Discretionary Index and began replicating the MSCI USA IMI Consumer Discretionary Index. For each period, the Fund invested under normal circumstances at least 80% of its assets in the stocks in the respective index in proportion to their market capitalization weighting in that index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Home Depot Inc. (+27.5%) and Walt Disney Co. (+23.3%) contributed 1.3% and 1.2%, respectively, to the Fund’s return while Amazon.com Inc. (-22.2%) and Whole Foods Market Inc. (-33.4%) detracted -1.5% and -0.3%, respectively, from the Fund’s return. Consumer discretionary (+9.9%) and industrials (+19.1%) contributed 8.7% and 1.4%, respectively, to the Fund’s return while information technology (-3.0%) was the only detractor, detracting -0.2% from the Fund’s return.

JNL/Mellon Capital Financial Sector Fund

Portfolio Composition†:

Financials	95.9%
Consumer Discretionary	0.7
Industrials	0.3
Short Term Investments	3.1

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Financial Sector Fund underperformed its benchmark by posting a return of 13.06% for Class A shares compared to 13.35% for the MSCI USA IMI Financials Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the financial sector of the U.S. equity market. Prior to September 15, 2014, the Fund replicated the Dow Jones U.S. Financials Index, which served as the Fund’s benchmark. Effective September 15, 2014, the Fund changed its benchmark to the MSCI USA IMI Financials Index and began replicating the MSCI USA IMI Financials Index. For each period, the Fund invested under normal circumstances at least 80% of its assets in the stocks in the respective index in proportion to their market capitalization weighting in that index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Wells Fargo & Co. (+20.8%) and Berkshire Hathaway Inc. (+26.6%) contributed 1.6% and 1.5%, respectively, to the Fund’s return while MasterCard Inc. (-9.5%) and Ocwen Financial Corp. (-72.8%) detracted -0.3% and -0.1%, respectively, from the Fund’s return. Financials (+14.7%) contributed 14.2% to the Fund’s return while information technology (-3.2%) detracted -0.4% from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Healthcare Sector Fund

Portfolio Composition†:

Health Care	96.5%
Consumer Staples	0.1
Short Term Investments	3.4

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Health Care Sector Fund outperformed its benchmark by posting a return of 25.14% for Class A shares compared to 24.91% for the MSCI USA IMI Health Care Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the health care sector of the U.S. equity market. Prior to September 15, 2014, the Fund replicated the Dow Jones U.S. Health Care Index, which served as the Fund’s benchmark. Effective September 15, 2014, the Fund changed its benchmark to the MSCI USA IMI Health Care Index and began replicating the MSCI USA IMI Health Care Index. For each period, the Fund invested under normal circumstances at least 80% of its assets in the stocks in the respective index in proportion to their market capitalization weighting in that index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Johnson & Johnson (+14.2%) and Gilead Sciences Inc. (+25.5%) contributed 2.2% and 1.7%, respectively, to the Fund’s return while Puma Biotechnology Inc. (-30.8%) and Intercept Pharmaceuticals Inc.
(-46.7%) detracted -0.1% and -0.1%, respectively, from the Fund’s return. There were no sectors other than healthcare that contributed to the Fund’s return. The information technology and industrials sectors detracted less than 0.0% from the Fund’s return.

JNL/Mellon Capital OiI & Gas Sector Fund

Portfolio Composition†:

Energy	97.1%
Utilities	0.6
Materials	0.1
Short Term Investments	2.2

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Oil & Gas Sector Fund underperformed its benchmark by posting a return of -10.36% for Class A shares compared to -10.28% for the MSCI USA IMI Energy Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the oil and gas sector of the U.S. equity market. Prior to September 15, 2014, the Fund replicated the Dow Jones U.S. Oil & Gas Index, which served as the Fund’s benchmark. Effective September 15, 2014, the Fund changed its benchmark to the MSCI USA IMI Energy Index and began replicating the MSCI USA IMI Energy Index. For each period, the Fund invested under normal circumstances at least 80% of its assets in the stocks in the respective index in proportion to their market capitalization weighting in that index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: EOG Resources Inc. (+9.7%) and Kinder Morgan Inc. (+17.5%) contributed 0.3% and 0.3%, respectively, to the Fund’s return while Exxon Mobil Corp. (-8.7%) and Chevron Corp. (-10.2%) detracted -1.3% and -0.9%, respectively, from the Fund’s return. Information technology (+31.1%) and utilities (+14.1%) contributed 0.1% and 0.1%, respectively, to the Fund’s return while energy (-9.7%) detracted -9.7% from the Fund’s return.

JNL/Mellon Capital Technology Sector Fund

Portfolio Composition†:

Information Technology	96.4%
Consumer Discretionary	0.2
Industrials	0.2
Short Term Investments	3.2

Total Investments	100.0%

†Total Investments as of December 31, 2014

Portfolio Manager Commentary: For the year ended December 31, 2014, JNL/Mellon Capital Technology Sector Fund outperformed its benchmark by posting a return of 20.61% for Class A shares compared to 17.73% for the MSCI USA IMI Information Technology Index. Fund performance tends to differ from that of its benchmark due to the Fund’s operating and management expenses.

The investment objective of the Fund is total return through capital appreciation and dividend income. The Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of an index that measures the performance of the technology sector of the U.S. equity market. Prior to September 15, 2014, the Fund replicated the Dow Jones U.S. Technology Index, which served as the Fund’s benchmark. Effective September 15, 2014, the Fund changed its benchmark to the MSCI USA IMI Information Technology Index and began replicating the MSCI USA IMI Information Technology Index. For each period, the Fund invested under normal circumstances at least 80% of its assets in the stocks in the respective index in proportion to their market capitalization weighting in that index. Since the Fund is an index fund, its portfolio manager is not selecting specific securities to own but is trying to match the Fund’s overall weightings to the index weightings, while minimizing transactions costs.

Largest contributors to and detractors from the Fund’s performance: Apple Inc. (+37.7%) and Microsoft Corp. (+24.2%) contributed 6.5% and 2.8%, respectively, to the Fund’s return while International Business Machines Corp. (-14.5%) and Google Inc. (-7.2%) detracted -0.6% and -0.3%, respectively, from the Fund’s return. Information technology (+21.3%), industrials (+32.0%) and consumer discretionary (+58.6%) contributed 21.0%, 0.1% and 0.1%, respectively, to the Fund’s return. The healthcare sector detracted less than 0.0% from the Fund’s return.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Dow 10 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	9.80%
5 Year	18.58%
10 Year	6.12%

JNL/Mellon Capital Global 15 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	10.86%
5 Year	10.19%
10 Year	6.52%

JNL/Mellon Capital Nasdaq 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	18.44%
5 Year	19.04%
10 Year	8.75%

Average Annual Total Returns for Class B Shares
1 Year	18.67%
5 Year	19.28%
Since Inception	10.29%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Value Line 30 Fund
(Class A)

Average Annual Total Returns for Class A Shares
1 Year	7.72%
5 Year	8.38%
10 Year	3.96%

Average Annual Total Returns for Class B Shares
1 Year	7.80%
5 Year	8.58%
Since Inception	-1.23%
(Inception date December 3, 2007)

JNL/Mellon Capital S&P 24 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	5.18%
5 Year	15.07%
Since Inception	6.91%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	5.39%
5 Year	15.30%
Since Inception	7.03%
(Inception date December 3, 2007)

JNL/Mellon Capital S&P SMid 60 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	3.50%
5 Year	12.45%
Since Inception	8.04%
(Inception date April 30, 2007)

Average Annual Total Returns for Class B Shares
1 Year	3.79%
5 Year	12.66%
Since Inception	8.23%
(Inception date April 30, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital 25 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	2.09%
5 Year	17.08%
10 Year	8.72%

Average Annual Total Returns for Class B Shares
1 Year	2.30%
5 Year	17.33%
Since Inception	9.97%
(Inception date May 1, 2006)

JNL/Mellon Capital JNL 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	11.32%
5 Year	14.69%
10 Year	6.57%

Average Annual Total Returns for Class B Shares
1 Year	11.59%
5 Year	14.92%
10 Year	6.78%

JNL/Mellon Capital JNL Optimized 5 Fund (Class A)

Average Annual Total Returns for Class A Shares
1 Year	6.99%
5 Year	10.64%
Since Inception	4.91%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 Year	7.22%
5 Year	10.87%
Since Inception	5.12%
(Inception date May 1, 2006)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Communications Sector Fund (Class A)

[1]

Effective September 15, 2014, the Fund changed its primary benchmark from the Dow Jones U.S. Telecommunications Index to the MSCI USA IMI Telecommunications Services 25/50 Index because the MSCI USA IMI Telecommunications Services 25/50 Index provides more diversified equity exposure than the Dow Jones U.S. Telecommunications Index.

Average Annual Total Returns for Class A Shares
1 Year	5.52%
5 Year	12.76%
10 Year	7.07%

Average Annual Total Returns for Class B Shares
1 Year	5.74%
5 Year	12.96%
10 Year	7.30%

JNL/Mellon Capital Consumer Brands Sector Fund (Class A)

[1]

Effective September 15, 2014, the Fund changed its primary benchmark from the Dow Jones U.S. Consumer Services Index to the MSCI USA IMI Consumer Discretionary Index because the MSCI USA IMI Consumer Discretionary Index provides more diversified equity exposure than the Dow Jones U.S. Consumer Services Index.

Average Annual Total Returns for Class A Shares
1 Year	10.81%
5 Year	20.35%
10 Year	8.95%

Average Annual Total Returns for Class B Shares
1 Year	11.00%
5 Year	20.58%
10 Year	9.16%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Financial Sector Fund (Class A)

[1]

Effective September 15, 2014, the Fund changed its primary benchmark from the Dow Jones U.S. Financials Index to the MSCI USA IMI Financials Index because the MSCI USA IMI Financials Index provides more diversified equity exposure than the Dow Jones U.S. Financials Index.

Average Annual Total Returns for Class A Shares
1 Year	13.06%
5 Year	13.45%
10 Year	1.37%

Average Annual Total Returns for Class B Shares
1 Year	13.32%
5 Year	13.69%
10 Year	1.58%

JNL/Mellon Capital Healthcare Sector Fund (Class A)

[1]

Effective September 15, 2014, the Fund changed its primary benchmark from the Dow Jones U.S. Health Care Index to the MSCI USA IMI Health Care Index because the MSCI USA IMI Health Care Index provides more diversified equity exposure than the Dow Jones U.S. Health Care Index.

Average Annual Total Returns for Class A Shares
1 Year	25.14%
5 Year	19.21%
10 Year	10.65%

Average Annual Total Returns for Class B Shares
1 Year	25.39%
5 Year	19.47%
10 Year	10.87%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Mellon Capital Funds (continued) Mellon Capital Management Corporation (Unaudited)

JNL/Mellon Capital Oil & Gas Sector Fund (Class A)

[1]

Effective September 15, 2014, the Fund changed its primary benchmark from the Dow Jones U.S. Oil & Gas Index to the MSCI USA IMI Energy Index because the MSCI USA IMI Energy Index provides more diversified equity exposure than the Dow Jones U.S. Oil & Gas Index.

Average Annual Total Returns for Class A Shares
1 Year	-10.36%
5 Year	7.60%
10 Year	9.17%

Average Annual Total Returns for Class B Shares
1 Year	-10.18%
5 Year	7.82%
10 Year	9.39%

JNL/Mellon Capital Technology Sector Fund (Class A)

[1]

Effective September 15, 2014, the Fund changed its primary benchmark from the Dow Jones U.S. Technology Index to the MSCI USA IMI Information Technology Index because the MSCI USA IMI Information Technology Index provides more diversified equity exposure than the Dow Jones U.S. Technology Index.

Average Annual Total Returns for Class A Shares
1 Year	20.61%
5 Year	13.60%
10 Year	8.45%

Average Annual Total Returns for Class B Shares
1 Year	20.79%
5 Year	13.81%
10 Year	8.64%

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
JNL/Mellon Capital Dow 10 Fund

COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 9.0%
McDonald’s Corp.	557	$52,158

ENERGY - 8.3%
Chevron Corp.	432	48,480

HEALTH CARE - 19.7%
Merck & Co. Inc.	1,047	59,442
Pfizer Inc.	1,761	54,848

		114,290

INDUSTRIALS - 8.5%
General Electric Co.	1,956	49,417

INFORMATION TECHNOLOGY - 35.3%
Cisco Systems Inc.	2,370	65,935
Intel Corp.	2,023	73,405
Microsoft Corp.	1,411	65,563

		204,903

TELECOMMUNICATION SERVICES - 17.9%
AT&T Inc.	1,544	51,871
Verizon Communications Inc.	1,110	51,919

		103,790

Total Common Stocks (cost $448,075)		573,038

INVESTMENT COMPANIES - 1.4%
SPDR Dow Jones Industrial Average ETF Trust	47	8,315

Total Investment Companies (cost $8,368)		8,315

SHORT TERM INVESTMENTS - 0.0%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	150	150

Total Short Term Investments (cost $150)		150

Total Investments - 100.1% (cost $456,593)		581,503
Other Assets and Liabilities, Net - (0.1%)		(744)

Total Net Assets - 100.0%		$580,759

JNL/Mellon Capital Global 15 Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 3.6%
Ladbrokes Plc	8,052	$13,775

CONSUMER STAPLES - 3.3%
Tesco Plc	4,353	12,691

ENERGY - 7.3%
China Coal Energy Co.	44,670	27,924

FINANCIALS - 46.4%
Bank of China Ltd. - Class H	53,305	29,918
Bank of Communications Co. Ltd.	34,929	32,476
China Construction Bank Corp. - Class H	32,396	26,460
Industrial & Commercial Bank of China Ltd. - Class H	36,300	26,506
Man Group Plc	16,598	41,302
RSA Insurance Group Plc (c)	3,122	21,079

		177,741

HEALTH CARE - 6.3%
Pfizer Inc.	775	24,142

	Shares	Value
INDUSTRIALS - 5.7%
General Electric Co.	858	21,688

INFORMATION TECHNOLOGY - 16.5%
Cisco Systems Inc.	1,077	29,943
Intel Corp.	916	33,224

		63,167

TELECOMMUNICATION SERVICES - 10.9%
AT&T Inc.	680	22,830
Verizon Communications Inc.	160	7,464
Vodafone Group Plc	3,340	11,452

		41,746

Total Common Stocks (cost $345,172)		382,874

Total Investments - 100.0% (cost $345,172)		382,874
Other Assets and Liabilities, Net - 0.0%		55

Total Net Assets - 100.0%		$382,929

JNL/Mellon Capital Nasdaq 25 Fund

COMMON STOCKS - 99.4%

CONSUMER DISCRETIONARY - 25.3%
Comcast Corp. - Class A	1,648	$95,590
Liberty Global Plc - Class A (c)	239	12,002
Liberty Global Plc - Class C (c)	239	11,549
Liberty Interactive Corp. (c)	516	15,192
Liberty Ventures - Class A (c)	73	2,770
Marriott International Inc. - Class A	325	25,336
Starbucks Corp.	537	44,079
Viacom Inc. - Class B	427	32,095
Wynn Resorts Ltd.	110	16,347

		254,960

HEALTH CARE - 19.8%
Amgen Inc.	720	114,743
Express Scripts Holding Co. (c)	581	49,223
Henry Schein Inc. (c)	92	12,588
Mylan Inc. (c)	416	23,427

		199,981

INFORMATION TECHNOLOGY - 52.5%
Activision Blizzard Inc.	749	15,091
Apple Inc.	1,089	120,194
Avago Technologies Ltd.	266	26,777
Check Point Software Technologies Ltd. (c)	212	16,621
Cognizant Technology Solutions Corp. - Class A (c)	647	34,092
F5 Networks Inc. (c)	108	14,061
Fiserv Inc. (c)	281	19,945
Google Inc. - Class A (c)	75	40,046
Google Inc. - Class C (c)	76	40,089
Intuit Inc.	304	28,061
NXP Semiconductors NV (c)	274	20,934
Paychex Inc.	397	18,348
QUALCOMM Inc.	1,155	85,817
Texas Instruments Inc.	911	48,698

		528,774

MATERIALS - 1.8%
Sigma-Aldrich Corp.	129	17,690

Total Common Stocks (cost $811,732)		1,001,405

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
INVESTMENT COMPANIES - 0.6%
PowerShares QQQ Trust	55	5,628

Total Investment Companies (cost $5,666)		5,628

SHORT TERM INVESTMENTS - 0.4%

Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (b)	4,519	4,519

Total Short Term Investments (cost $4,519)		4,519

Total Investments - 100.4% (cost $821,917)		1,011,552
Other Assets and Liabilities, Net - (0.4%)		(3,817)

Total Net Assets - 100.0%		$1,007,735

JNL/Mellon Capital Value Line 30 Fund

COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 6.0%
Federal-Mogul Corp. (c)	264	$4,244
Goodyear Tire & Rubber Co.	364	10,402
Hyatt Hotels Corp. (c)	96	5,772
Visteon Corp. (c)	72	7,653

		28,071

ENERGY - 32.4%
Alpha Natural Resources Inc. (c) (d)	654	1,093
BP Plc - ADR (d)	816	31,095
Chesapeake Energy Corp.	787	15,405
Devon Energy Corp.	488	29,874
Schlumberger Ltd.	442	37,731
Seventy Seven Energy Inc. (c)	53	287
Suncor Energy Inc.	1,136	36,103

		151,588

FINANCIALS - 4.9%
Host Hotels & Resorts Inc.	960	22,815

HEALTH CARE - 2.4%
Alere Inc. (c)	132	5,032
Select Medical Holdings Corp.	434	6,256

		11,288

INDUSTRIALS - 15.5%
Avery Dennison Corp.	142	7,378
Brink’s Co.	139	3,394
Elbit Systems Ltd. (d)	86	5,195
JetBlue Airways Corp. (c) (d)	529	8,387
Manitowoc Co. Inc.	203	4,475
Southwest Airlines Co.	1,034	43,773

		72,602

INFORMATION TECHNOLOGY - 21.9%
Brocade Communications Systems Inc.	654	7,738
Computer Sciences Corp.	217	13,703
Finisar Corp. (c)	201	3,893
Marvell Technology Group Ltd.	725	10,519
Oracle Corp.	1,037	46,638
Skyworks Solutions Inc.	278	20,247

		102,738

MATERIALS - 9.0%
Alcoa Inc.	1,460	23,061
Barrick Gold Corp.	1,391	14,957
Commercial Metals Co.	236	3,849

		41,867

	Shares	Value
TELECOMMUNICATION SERVICES - 3.5%
Level 3 Communications Inc. (c)	330	16,310

UTILITIES - 3.1%
AES Corp.	1,067	14,689

Total Common Stocks (cost $433,644)		461,968

INVESTMENT COMPANIES - 1.1%
SPDR S&P 500 ETF Trust	25	5,147

Total Investment Companies (cost $5,147)		5,147

SHORT TERM INVESTMENTS - 3.8%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	1,356	1,356

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	16,529	16,529

Total Short Term Investments (cost $17,885)		17,885

Total Investments - 103.6% (cost $456,676)		485,000
Other Assets and Liabilities, Net - (3.6%)		(16,738)

Total Net Assets - 100.0%		$468,262

JNL/Mellon Capital S&P 24 Fund

COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 14.0%
AutoZone Inc. (c)	44	$27,167
Home Depot Inc.	255	26,731
TJX Cos. Inc.	333	22,862

		76,760

CONSUMER STAPLES - 12.1%
Hershey Co.	217	22,549
Kimberly-Clark Corp.	199	23,027
Philip Morris International Inc.	254	20,712

		66,288

ENERGY - 11.3%
Chevron Corp.	174	19,518
Marathon Petroleum Corp.	246	22,242
Phillips 66	284	20,335

		62,095

FINANCIALS - 12.5%
Aon Plc - Class A	252	23,895
Assurant Inc.	328	22,426
Torchmark Corp.	414	22,406

		68,727

HEALTH CARE - 13.2%
Celgene Corp. (c)	246	27,501
Halyard Health Inc. (c)	15	675
Pfizer Inc.	713	22,199
St. Jude Medical Inc.	345	22,406

		72,781

INDUSTRIALS - 11.9%
Dun & Bradstreet Corp.	178	21,572
Flowserve Corp.	278	16,621
Northrop Grumman Systems Corp.	184	27,084

		65,277

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
INFORMATION TECHNOLOGY - 12.5%
Intuit Inc.	275	25,343
MasterCard Inc. - Class A	260	22,442
VeriSign Inc. (c) (d)	363	20,717

		68,502

MATERIALS - 11.0%
FMC Corp.	291	16,609
LyondellBasell Industries NV - Class A	275	21,849
Praxair Inc.	168	21,729

		60,187

Total Common Stocks (cost $497,084)		540,617

INVESTMENT COMPANIES - 1.6%
SPDR S&P 500 ETF Trust	43	8,871

Total Investment Companies (cost $8,998)		8,871

SHORT TERM INVESTMENTS - 3.1%

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	17,322	17,322

Total Short Term Investments (cost $17,322)		17,322

Total Investments - 103.2% (cost $523,404)		566,810
Other Assets and Liabilities, Net - (3.2%)		(17,762)

Total Net Assets - 100.0%		$549,048

JNL/Mellon Capital S&P SMid 60 Fund

COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 5.1%
DeVry Education Group Inc.	296	$14,032
Scholastic Corp.	157	5,719
Stage Stores Inc.	235	4,873

		24,624

CONSUMER STAPLES - 2.9%
SpartanNash Co.	217	5,660
Universal Corp. (d)	194	8,550

		14,210

ENERGY - 9.6%
Alpha Natural Resources Inc. (c) (d)	1,447	2,417
Cloud Peak Energy Inc. (c)	288	2,648
Contango Oil & Gas Co. (c)	112	3,273
Exterran Holdings Inc.	152	4,960
Green Plains Inc.	272	6,728
HollyFrontier Corp.	209	7,842
Patterson-UTI Energy Inc.	408	6,775
Penn Virginia Corp. (c) (d)	567	3,786
Swift Energy Co. (c) (d)	381	1,542
Unit Corp. (c)	203	6,935

		46,906

FINANCIALS - 34.0%
American Financial Group Inc.	179	10,893
Aspen Insurance Holdings Ltd.	251	10,971
BancorpSouth Inc.	415	9,346
Cardinal Financial Corp.	290	5,754
Everest Re Group Ltd.	67	11,460
First American Financial Corp.	369	12,516
First Bancorp Inc. (c)	861	5,053
First Financial Bancorp	299	5,560
First Horizon National Corp.	873	11,852

	Shares	Value
First Midwest Bancorp Inc.	295	5,044
Hancock Holding Co.	286	8,770
MB Financial Inc.	163	5,369
Pennsylvania REIT	267	6,271
Piper Jaffray Cos. (c)	132	7,662
PrivateBancorp Inc.	182	6,091
ProAssurance Corp.	108	4,877
Reinsurance Group of America Inc.	134	11,768
Synovus Financial Corp.	405	10,985
TCF Financial Corp.	649	10,306
United Community Banks Inc.	290	5,496

		166,044

HEALTH CARE - 4.8%
Kindred Healthcare Inc.	262	4,766
LifePoint Hospitals Inc. (c)	191	13,717
PharMerica Corp. (c)	243	5,030

		23,513

INDUSTRIALS - 9.2%
FTI Consulting Inc. (c)	258	9,959
JetBlue Airways Corp. (c)	1,126	17,863
Navigant Consulting Inc. (c)	276	4,235
SkyWest Inc.	345	4,580
Titan International Inc. (d)	301	3,202
Viad Corp.	188	5,022

		44,861

INFORMATION TECHNOLOGY - 8.4%
CACI International Inc. - Class A (c)	70	6,031
Ebix Inc. (d)	359	6,106
Insight Enterprises Inc. (c)	234	6,048
Lexmark International Inc.	287	11,846
Vishay Intertechnology Inc.	766	10,842

		40,873

MATERIALS - 3.7%
Cabot Corp.	202	8,872
Domtar Corp.	227	9,113

		17,985

UTILITIES - 21.1%
Alliant Energy Corp.	201	13,334
Atmos Energy Corp.	227	12,674
Avista Corp.	185	6,529
El Paso Electric Co.	149	5,978
Great Plains Energy Inc.	426	12,093
Hawaiian Electric Industries Inc. (d)	398	13,309
IDACORP Inc.	199	13,202
PNM Resources Inc.	429	12,703
Westar Energy Inc.	319	13,155

		102,977

Total Common Stocks (cost $440,709)		481,993

INVESTMENT COMPANIES - 1.0%
iShares Core S&P Mid-Cap ETF	23	3,312
iShares S&P SmallCap 600 Index Fund	14	1,638

Total Investment Companies (cost $4,993)		4,950

SHORT TERM INVESTMENTS - 7.3%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	1,419	1,419

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Securities Lending Collateral - 7.0%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	34,268	34,268

Total Short Term Investments (cost $35,687)		35,687

Total Investments - 107.1% (cost $481,389)		522,630
Other Assets and Liabilities, Net - (7.1%)		(34,679)

Total Net Assets - 100.0%		$487,951

JNL/Mellon Capital 25 Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 17.4%
Cinemark Holdings Inc.	1,127	$40,082
Gannett Co. Inc.	1,263	40,322
H&R Block Inc.	1,276	42,985
Target Corp.	589	44,681

		168,070

CONSUMER STAPLES - 16.9%
Campbell Soup Co. (d)	881	38,757
ConAgra Foods Inc.	1,116	40,481
Kellogg Co.	617	40,366
PepsiCo Inc.	454	42,969

		162,573

ENERGY - 15.4%
California Resources Corp. (c)	163	898
Enbridge Inc.	863	44,359
Helmerich & Payne Inc.	452	30,483
Occidental Petroleum Corp.	402	32,371
Teekay Corp.	790	40,178

		148,289

HEALTH CARE - 8.4%
Baxter International Inc.	539	39,518
Bristol-Myers Squibb Co.	707	41,738

		81,256

INDUSTRIALS - 0.1%
Veritiv Corp. (c)	16	806

INFORMATION TECHNOLOGY - 7.7%
Leidos Holdings Inc.	800	34,826
Western Union Co. (d)	2,208	39,552

		74,378

MATERIALS - 33.7%
Dow Chemical Co.	856	39,025
Goldcorp Inc.	1,685	31,206
International Paper Co.	769	41,180
LyondellBasell Industries NV - Class A	475	37,688
MeadWestvaco Corp.	1,035	45,943
Nucor Corp.	712	34,912
Scotts Miracle-Gro Co.	608	37,865
Sonoco Products Co.	910	39,789
Yamana Gold Inc. (d)	4,238	17,038

		324,646

Total Common Stocks (cost $942,223)		960,018

INVESTMENT COMPANIES - 0.3%
SPDR S&P 500 ETF Trust	17	3,454

Total Investment Companies (cost $3,508)		3,454

	Shares	Value
SHORT TERM INVESTMENTS - 5.0%

Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (b)	2,721	2,721

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	45,216	45,216

Total Short Term Investments (cost $47,937)		47,937

Total Investments - 104.9% (cost $993,668)		1,011,409
Other Assets and Liabilities, Net - (4.9%)		(47,360)

Total Net Assets - 100.0%		$964,049

JNL/Mellon Capital JNL 5 Fund *

COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 12.6%
Cinemark Holdings Inc.	756	$26,909
Gannett Co. Inc.	852	27,205
H&R Block Inc.	857	28,859
Ladbrokes Plc	14,015	23,978
McDonald’s Corp.	652	61,093
Target Corp.	367	27,849
VF Corp.	973	72,890
Other Securities		166,733

		435,516

CONSUMER STAPLES - 4.1%
Campbell Soup Co.	591	26,017
ConAgra Foods Inc.	753	27,312
Kellogg Co.	416	27,233
PepsiCo Inc.	306	28,916
Other Securities		32,396

		141,874

ENERGY - 6.2%
Chevron Corp.	506	56,776
China Coal Energy Co. (d)	77,633	48,530
Enbridge Inc.	582	29,931
Teekay Corp.	530	26,973
Other Securities		53,583

		215,793

FINANCIALS - 13.4%
Ameriprise Financial Inc.	530	70,144
Bank of China Ltd. - Class H	89,348	50,148
Bank of Communications Co. Ltd.	60,063	55,845
China Construction Bank Corp. - Class H	54,203	44,272
Industrial & Commercial Bank of China Ltd. - Class H	64,142	46,836
Man Group Plc	29,392	73,140
RSA Insurance Group Plc (c)	5,395	36,422
Other Securities		88,927

		465,734

HEALTH CARE - 11.0%
Baxter International Inc.	363	26,589
Bristol-Myers Squibb Co.	477	28,162
McKesson Corp.	377	78,202
Merck & Co. Inc.	1,214	68,949
Pfizer Inc.	3,431	106,886
Other Securities		71,530

		380,318

INDUSTRIALS - 13.4%
Boeing Co.	436	56,733

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Delta Air Lines Inc.	2,081	102,370
General Electric Co.	3,811	96,295
Northrop Grumman Systems Corp.	533	78,596
Other Securities		129,713

		463,707

INFORMATION TECHNOLOGY - 24.7%
Cisco Systems Inc.	4,630	128,795
Hewlett-Packard Co.	2,141	85,900
Intel Corp.	3,953	143,461
Leidos Holdings Inc.	538	23,408
Micron Technology Inc. (c)	2,902	101,585
Microsoft Corp.	1,640	76,164
Seagate Technology	1,063	70,720
Western Digital Corp.	728	80,543
Western Union Co. (d)	1,490	26,686
Other Securities		121,823

		859,085

MATERIALS - 7.6%
Dow Chemical Co.	576	26,256
International Paper Co.	516	27,646
LyondellBasell Industries NV - Class A	319	25,299
MeadWestvaco Corp.	697	30,919
Nucor Corp.	475	23,302
Scotts Miracle-Gro Co.	406	25,279
Sonoco Products Co.	613	26,772
Other Securities		79,822

		265,295

TELECOMMUNICATION SERVICES - 5.6%
AT&T Inc.	3,009	101,078
Verizon Communications Inc.	1,582	73,985
Other Securities		20,263

		195,326

Total Common Stocks (cost $2,902,085)		3,422,648

INVESTMENT COMPANIES - 1.5%
SPDR S&P 500 ETF Trust	254	52,221

Total Investment Companies (cost $52,767)		52,221

SHORT TERM INVESTMENTS - 4.4%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	149	149

Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	153,040	153,040

Total Short Term Investments (cost $153,189)		153,189

Total Investments - 104.5% (cost $3,108,041)		3,628,058
Other Assets and Liabilities, Net - (4.5%)		(155,041)

Total Net Assets - 100.0%		$3,473,017

JNL/Mellon Capital JNL Optimized 5 Fund *

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 13.3%
Comcast Corp. - Class A	202	$11,727
Reed Elsevier Plc	225	3,835
Starbucks Corp.	88	7,241
Viacom Inc. - Class B	46	3,474
Wolters Kluwer NV	118	3,600

	Shares	Value
Other Securities		29,307

		59,184

CONSUMER STAPLES - 4.9%
Aryzta AG	43	3,306
Tesco Plc	1,324	3,860
Other Securities		14,426

		21,592

ENERGY - 13.6%
BP Plc - ADR (d)	216	8,220
Chesapeake Energy Corp.	211	4,129
China Coal Energy Co. (d)	7,245	4,529
Devon Energy Corp.	129	7,893
Schlumberger Ltd.	117	9,981
Suncor Energy Inc.	300	9,548
Other Securities		15,930

		60,230

FINANCIALS - 12.2%
Aviva Plc	453	3,402
Bank of China Ltd. - Class H	8,625	4,841
Bank of Communications Co. Ltd.	5,674	5,275
China Construction Bank Corp. - Class H	5,253	4,291
Hannover Rueck SE	39	3,559
Host Hotels & Resorts Inc.	240	5,706
Industrial & Commercial Bank of China Ltd. - Class H	5,897	4,306
Man Group Plc	2,696	6,709
RSA Insurance Group Plc (c)	508	3,429
Zurich Financial Services AG	12	3,632
Other Securities		8,936

		54,086

HEALTH CARE - 9.1%
Amgen Inc.	88	14,078
Express Scripts Holding Co. (c)	94	7,991
Novartis AG	42	3,876
Pfizer Inc.	127	3,954
Other Securities		10,671

		40,570

INDUSTRIALS - 7.1%
BAE Systems Plc	467	3,417
General Electric Co.	141	3,562
Hexagon AB - Class B	107	3,306
Southwest Airlines Co.	221	9,364
Other Securities		11,912

		31,561

INFORMATION TECHNOLOGY - 22.9%
Apple Inc.	134	14,748
Cisco Systems Inc.	175	4,870
Cognizant Technology Solutions Corp. - Class A (c)	71	3,750
Google Inc. - Class A (c)	9	4,953
Google Inc. - Class C (c)	9	4,913
Intel Corp.	149	5,419
Oracle Corp.	274	12,341
QUALCOMM Inc.	142	10,528
Skyworks Solutions Inc.	60	4,374
Texas Instruments Inc.	128	6,852
Other Securities		29,090

		101,838

MATERIALS - 6.6%
Alcoa Inc.	340	5,361
Barrick Gold Corp.	370	3,974
Other Securities		19,911

		29,246

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	111	3,714
Belgacom SA (d)	112	4,074
Koninklijke KPN NV	1,008	3,182
Level 3 Communications Inc. (c)	71	3,525
Swisscom AG	6	3,339
Other Securities		3,115

		20,949

UTILITIES - 5.1%
Energias de Portugal SA	904	3,504
National Grid Plc	255	3,625
Scottish & Southern Energy Plc	149	3,777
Other Securities		11,754

		22,660

Total Common Stocks (cost $394,497)		441,916

INVESTMENT COMPANIES - 0.5%
Other Securities		2,251

Total Investment Companies (cost $2,278)		2,251

SHORT TERM INVESTMENTS - 4.7%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,202	2,202

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	18,442	18,442

Total Short Term Investments (cost $20,644)		20,644

Total Investments - 104.7% (cost $417,419)		464,811
Other Assets and Liabilities, Net - (4.7%)		(20,825)

Total Net Assets - 100.0%		$443,986

JNL/Mellon Capital Communications Sector Fund

COMMON STOCKS - 100.0%

TELECOMMUNICATION SERVICES - 100.0%
8x8 Inc. (c) (d)	282	$2,585
AT&T Inc.	872	29,306
Atlantic Tele-Network Inc.	36	2,466
Boingo Wireless Inc. (c)	282	2,164
CenturyLink Inc.	150	5,944
Cincinnati Bell Inc. (c)	550	1,755
Cogent Communications Holdings Inc.	63	2,247
Consolidated Communications Holdings Inc. (d)	109	3,044
Fairpoint Communications Inc. (c)	118	1,683
Frontier Communications Corp.	603	4,020
General Communication Inc. - Class A (c)	174	2,391
IDT Corp. - Class B	125	2,532
inContact Inc. (c)	246	2,160
Inteliquent Inc.	134	2,624
Iridium Communications Inc. (c) (d)	265	2,583
Level 3 Communications Inc. (c)	126	6,212
Lumos Networks Corp.	128	2,145
Premiere Global Services Inc. (c)	168	1,785
RingCentral Inc. - Class A (c)	156	2,332
SBA Communications Corp. (c)	54	5,989
Shenandoah Telecommunications Co.	80	2,492

	Shares	Value
Spok Holdings Inc.	137	2,373
Sprint Corp. (c)	574	2,380
T-Mobile US Inc. (c)	130	3,508
Telephone & Data Systems Inc.	96	2,427
US Cellular Corp. (c) (d)	48	1,904
Verizon Communications Inc.	611	28,591
Vonage Holdings Corp. (c)	565	2,153
Windstream Holdings Inc. (d)	367	3,020

Total Common Stocks (cost $124,994)		134,815

SHORT TERM INVESTMENTS - 6.6%

Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	8,906	8,906

Total Short Term Investments (cost $8,906)		8,906

Total Investments - 106.6% (cost $133,900)		143,721
Other Assets and Liabilities, Net - (6.6%)		(8,948)

Total Net Assets - 100.0%		$134,773

JNL/Mellon Capital Consumer Brands Sector Fund *

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 99.3%
Amazon.com Inc. (c)	74	$22,904
AutoZone Inc. (c)	6	3,815
Bed Bath & Beyond Inc. (c)	38	2,911
Carmax Inc. (c)	42	2,763
Carnival Corp.	72	3,281
CBS Corp. - Class B	92	5,066
Chipotle Mexican Grill Inc. - Class A (c)	6	3,980
Comcast Corp. - Class A	404	23,433
Comcast Corp. - Special Class A (d)	80	4,633
Delphi Automotive Plc	56	4,086
DIRECTV (c)	90	7,766
Discovery Communications Inc. - Class A (c)	28	964
Discovery Communications Inc. - Class C (c)	53	1,790
DISH Network Corp. - Class A (c)	42	3,043
Dollar General Corp. (c)	57	4,022
Dollar Tree Inc. (c)	39	2,739
Ford Motor Co.	679	10,530
General Motors Co.	241	8,414
Genuine Parts Co.	29	3,066
Harley-Davidson Inc.	41	2,712
Home Depot Inc.	253	26,551
Johnson Controls Inc.	125	6,043
L Brands Inc.	47	4,027
Las Vegas Sands Corp.	76	4,392
Liberty Global Plc - Class A (c)	47	2,340
Liberty Global Plc - Class C (c)	119	5,764
Liberty Interactive Corp. (c)	85	2,504
Liberty Ventures - Class A (c)	26	965
Lowe’s Cos. Inc.	185	12,757
Macy’s Inc.	66	4,359
Marriott International Inc. - Class A	44	3,429
McDonald’s Corp.	184	17,287
Michael Kors Holdings Ltd. (c)	39	2,900
Netflix Inc. (c)	11	3,656
Nike Inc. - Class B	130	12,476
O’Reilly Automotive Inc. (c)	19	3,747
Omnicom Group Inc.	47	3,647
Priceline Group Inc. (c)	10	11,233
Ross Stores Inc.	40	3,770

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Royal Caribbean Cruises Ltd.	31	2,584
Starbucks Corp.	141	11,577
Starwood Hotels & Resorts Worldwide Inc.	36	2,922
Target Corp.	113	8,581
Tesla Motors Inc. (c) (d)	16	3,637
Tiffany & Co.	24	2,597
Time Warner Cable Inc.	52	7,979
Time Warner Inc.	161	13,718
TJX Cos. Inc.	130	8,923
Twenty-First Century Fox Inc. - Class A	261	10,037
Twenty-First Century Fox Inc. - Class B	83	3,065
VF Corp.	65	4,845
Viacom Inc. - Class B	70	5,253
Walt Disney Co.	306	28,866
Whirlpool Corp.	15	2,859
Yum! Brands Inc.	83	6,011
Other Securities		169,901

		547,120

ENERGY - 0.1%
Other Securities		594

INDUSTRIALS - 0.0%
Other Securities		113

INFORMATION TECHNOLOGY - 0.1%
Other Securities		260

Total Common Stocks (cost $450,715)		548,087

RIGHTS - 0.0%
Other Securities		27

Total Rights (cost $0)		27

SHORT TERM INVESTMENTS - 3.8%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	93	93

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	21,075	21,075

Total Short Term Investments (cost $21,168)		21,168

Total Investments - 103.3% (cost $471,883)		569,282
Other Assets and Liabilities, Net - (3.3%)		(18,185)

Total Net Assets - 100.0%		$551,097

JNL/Mellon Capital Financial Sector Fund *

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 0.7%
McGraw-Hill Financial. Inc.	41	$3,665
Other Securities		651

		4,316

FINANCIALS - 98.7%
ACE Ltd.	51	5,849
AFLAC Inc.	68	4,180
Allstate Corp.	65	4,597
American Express Co.	143	13,280
American International Group Inc.	216	12,113
American Tower Corp.	60	5,906
Ameriprise Financial Inc.	28	3,763
Aon Plc - Class A	42	3,977
AvalonBay Communities Inc.	20	3,260
Bank of America Corp.	1,593	28,491

	Shares	Value
Bank of New York Mellon Corp. (a)	172	6,965
BB&T Corp.	109	4,227
Berkshire Hathaway Inc. - Class B (c)	174	26,143
BlackRock Inc.	20	7,203
Boston Properties Inc.	23	2,981
Capital One Financial Corp.	85	7,030
Charles Schwab Corp.	177	5,343
Chubb Corp.	37	3,782
Citigroup Inc.	459	24,846
CME Group Inc.	48	4,273
Crown Castle International Corp.	51	3,993
Discover Financial Services	70	4,567
Equity Residential	52	3,753
Fifth Third Bancorp	127	2,589
Franklin Resources Inc.	62	3,422
Goldman Sachs Group Inc.	60	11,649
Hartford Financial Services Group Inc.	68	2,842
HCP Inc.	70	3,074
Health Care REIT Inc.	49	3,725
Host Hotels & Resorts Inc.	115	2,723
Intercontinental Exchange Inc.	17	3,781
JPMorgan Chase & Co.	570	35,643
Marsh & McLennan Cos. Inc.	82	4,703
MetLife Inc.	145	7,843
Moody’s Corp.	29	2,772
Morgan Stanley	223	8,664
PNC Financial Services Group Inc.	82	7,480
ProLogis Inc.	76	3,254
Prudential Financial Inc.	69	6,287
Public Storage	22	4,098
Simon Property Group Inc.	47	8,582
State Street Corp.	64	5,017
SunTrust Banks Inc.	81	3,383
T. Rowe Price Group Inc.	40	3,415
Travelers Cos. Inc.	51	5,414
U.S. Bancorp	273	12,275
Ventas Inc.	45	3,210
Vornado Realty Trust	26	3,025
Wells Fargo & Co.	751	41,166
Weyerhaeuser Co.	80	2,886
Other Securities		195,613
		589,057

INDUSTRIALS - 0.3%
Other Securities		1,752

TELECOMMUNICATION SERVICES - 0.0%
Other Securities		58

Total Common Stocks (cost $470,367)		595,183

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (b)	5,881	5,881

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	13,106	13,106

Total Short Term Investments (cost $18,987)		18,987

Total Investments - 102.9% (cost $489,354)		614,170
Other Assets and Liabilities, Net - (2.9%)		(17,503)

Total Net Assets - 100.0%		$596,667

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
JNL/Mellon Capital Healthcare Sector Fund *

COMMON STOCKS - 99.9%

CONSUMER STAPLES - 0.1%
Other Securities		$1,228

HEALTH CARE - 99.8%
Abbott Laboratories	973	43,805
AbbVie Inc.	1,029	67,367
Actavis Plc (c)	171	44,016
Aetna Inc.	230	20,415
Agilent Technologies Inc.	215	8,810
Alexion Pharmaceuticals Inc. (c)	128	23,713
Allergan Inc.	192	40,886
AmerisourceBergen Corp.	146	13,133
Amgen Inc.	491	78,247
Anthem Inc.	178	22,331
Baxter International Inc.	351	25,714
Becton Dickinson & Co.	124	17,198
Biogen Idec Inc. (c)	153	51,858
BioMarin Pharmaceutical Inc. (c)	95	8,587
Boston Scientific Corp. (c)	852	11,290
Bristol-Myers Squibb Co.	1,072	63,300
Cardinal Health Inc.	217	17,507
CareFusion Corp. (c)	132	7,840
Celgene Corp. (c)	517	57,850
Cerner Corp. (c)	199	12,886
CIGNA Corp.	170	17,489
Covidien Plc	293	29,918
CR Bard Inc.	49	8,097
DaVita HealthCare Partners Inc. (c)	111	8,406
Edwards Lifesciences Corp. (c)	68	8,720
Eli Lilly & Co.	651	44,890
Express Scripts Holding Co. (c)	482	40,846
Gilead Sciences Inc. (c)	977	92,135
HCA Holdings Inc. (c)	195	14,316
Henry Schein Inc. (c)	55	7,524
Humana Inc.	99	14,280
Illumina Inc. (c)	90	16,577
Incyte Corp. (c)	97	7,093
Intuitive Surgical Inc. (c)	23	12,220
Johnson & Johnson	1,823	190,630
Mallinckrodt Plc (c)	74	7,336
McKesson Corp.	150	31,126
Medtronic Inc.	634	45,759
Merck & Co. Inc.	1,865	105,916
Mylan Inc. (c)	241	13,591
Perrigo Co. Plc	86	14,417
Pfizer Inc.	4,099	127,693
Regeneron Pharmaceuticals Inc. (c)	51	21,076
St. Jude Medical Inc.	183	11,896
Stryker Corp.	221	20,829
Thermo Fisher Scientific Inc.	259	32,393
UnitedHealth Group Inc.	628	63,529
Vertex Pharmaceuticals Inc. (c)	153	18,219
Zimmer Holdings Inc.	110	12,442
Zoetis Inc. - Class A	323	13,901
Other Securities		348,143

		2,038,160

Total Common Stocks (cost $1,588,050)		2,039,388

RIGHTS - 0.0%
Other Securities		—

Total Rights (cost $0)		—

	Shares	Value
SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	12,325	12,325

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	59,246	59,246

Total Short Term Investments (cost $71,571)		71,571

Total Investments - 103.4% (cost $1,659,621)		2,110,959
Other Assets and Liabilities, Net - (3.4%)		(69,848)

Total Net Assets - 100.0%		$2,041,111

JNL/Mellon Capital Oil & Gas Sector Fund *

COMMON STOCKS - 99.3%

ENERGY - 98.6%
Anadarko Petroleum Corp.	351	$28,989
Apache Corp.	265	16,625
Baker Hughes Inc.	302	16,919
Cabot Oil & Gas Corp. - Class A	290	8,590
Cameron International Corp. (c)	140	7,014
Cheniere Energy Inc. (c)	157	11,066
Chesapeake Energy Corp.	370	7,243
Chevron Corp.	1,318	147,888
Cimarex Energy Co.	60	6,412
Concho Resources Inc. (c)	78	7,796
ConocoPhillips	854	58,958
CONSOL Energy Inc.	160	5,414
Continental Resources Inc. (c) (d)	65	2,497
Core Laboratories NV (d)	31	3,690
Devon Energy Corp.	270	16,527
Dresser-Rand Group Inc. (c)	53	4,358
Energen Corp.	51	3,237
Ensco Plc - Class A	163	4,884
EOG Resources Inc.	380	35,002
EQT Corp.	105	7,974
Exxon Mobil Corp.	2,961	273,706
FMC Technologies Inc. (c)	163	7,612
Gulfport Energy Corp. (c)	60	2,490
Halliburton Co.	591	23,234
Helmerich & Payne Inc.	75	5,078
Hess Corp.	192	14,205
HollyFrontier Corp.	131	4,920
Kinder Morgan Inc.	1,250	52,890
Marathon Oil Corp.	469	13,258
Marathon Petroleum Corp.	197	17,737
Murphy Oil Corp.	117	5,929
National Oilwell Varco Inc.	298	19,551
Newfield Exploration Co. (c)	95	2,573
Noble Corp. Plc (d)	176	2,923
Noble Energy Inc.	251	11,922
Occidental Petroleum Corp.	541	43,639
Oceaneering International Inc.	75	4,422
Phillips 66	388	27,830
Pioneer Natural Resources Co.	99	14,799
Range Resources Corp.	117	6,267
Schlumberger Ltd.	900	76,878
Southwestern Energy Co. (c)	244	6,669
Spectra Energy Corp.	465	16,891
Targa Resources Corp.	26	2,793
Tesoro Corp.	89	6,629
Valero Energy Corp.	366	18,125
Weatherford International Plc (c)	538	6,157
Whiting Petroleum Corp. (c)	115	3,794
Williams Cos. Inc.	492	22,121
Other Securities		82,614

		1,198,739

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
MATERIALS - 0.1%
Other Securities		966

UTILITIES - 0.6%
Oneok Inc.	144	7,167

Total Common Stocks (cost $1,152,690)		1,206,872

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	5,482	5,482

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	21,934	21,934

Total Short Term Investments (cost $27,416)		27,416

Total Investments - 101.6% (cost $1,180,106)		1,234,288
Other Assets and Liabilities, Net - (1.6%)		(19,038)

Total Net Assets - 100.0%		$1,215,250

JNL/Mellon Capital Technology Sector Fund *

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 0.3%
Other Securities		$2,308

FINANCIALS - 0.0%
Other Securities		182

INDUSTRIALS - 0.2%
Other Securities		2,238

INFORMATION TECHNOLOGY - 99.4%
Accenture Plc - Class A	143	12,738
Adobe Systems Inc. (c)	107	7,768
Alliance Data Systems Corp. (c)	14	4,144
Amphenol Corp. - Class A	71	3,833
Analog Devices Inc.	71	3,953
Apple Inc.	1,351	149,170
Applied Materials Inc.	276	6,867
Autodesk Inc. (c)	51	3,058
Automatic Data Processing Inc.	109	9,064
Avago Technologies Ltd.	57	5,703
Broadcom Corp. - Class A	122	5,282
Cisco Systems Inc.	1,157	32,171
Cognizant Technology Solutions Corp. - Class A (c)	137	7,240
Corning Inc.	292	6,696
eBay Inc. (c)	252	14,163
Electronic Arts Inc. (c)	71	3,332
EMC Corp.	458	13,631
Equinix Inc. (d)	12	2,710
Facebook Inc. - Class A (c)	446	34,763
Fidelity National Information Services Inc.	64	4,003
Fiserv Inc. (c)	56	4,007
Google Inc. - Class A (c)	64	33,948
Google Inc. - Class C (c)	65	34,166
Hewlett-Packard Co.	423	16,963
Intel Corp.	1,118	40,562
International Business Machines Corp.	214	34,329
Intuit Inc.	61	5,600

	Shares	Value
Lam Research Corp.	36	2,888
LinkedIn Corp. - Class A (c)	24	5,522
MasterCard Inc. - Class A	227	19,516
Micron Technology Inc. (c)	242	8,476
Microsoft Corp.	1,767	82,070
Motorola Solutions Inc.	51	3,400
NetApp Inc.	72	2,972
Oracle Corp.	805	36,184
Paychex Inc.	73	3,387
QUALCOMM Inc.	378	28,129
Red Hat Inc. (c)	42	2,937
Salesforce.com Inc. (c)	133	7,886
SanDisk Corp.	51	4,950
Seagate Technology	74	4,907
Skyworks Solutions Inc.	43	3,095
Symantec Corp.	156	4,013
TE Connectivity Ltd.	93	5,857
Texas Instruments Inc.	241	12,896
Twitter Inc. (c)	83	2,973
Visa Inc. - Class A	112	29,292
Western Digital Corp.	50	5,543
Xerox Corp.	246	3,409
Xilinx Inc.	61	2,626
Yahoo! Inc. (c)	214	10,786
Other Securities		176,619

		970,197

Total Common Stocks (cost $785,200)		974,925

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (b)	9,790	9,790

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	22,411	22,411

Total Short Term Investments (cost $32,201)		32,201

Total Investments - 103.2% (cost $817,401)		1,007,126
Other Assets and Liabilities, Net - (3.2%)		(31,360)

Total Net Assets - 100.0%		$975,766

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2014.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

*

For all items listed as “Other Securities” in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2014. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. A complete Schedule of Investments is available without charge, upon request, by calling the Annuity Service Center at 1-800-873-5654 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Notes to Schedules of Investments (in thousands)

December 31, 2014

Abbreviations:

“-” Amount rounds to less than one thousand ADR - American Depositary Receipt ETF - Exchange Traded Fund MSCI - Morgan Stanley Capital International	REIT - Real Estate Investment Trust S&P - Standard & Poor’s SPDR - Standard & Poor’s Depository Receipt

Investments in Affiliates - See Note 5 in the Notes to Financial Statements for discussion of investments in affiliates. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the Custodian.

The following table details cash management investments in affiliates held at December 31, 2014. Purchase and sales proceeds are not shown for these investments. There was no realized gain or loss relating to transactions in these investments during the year ended December 31, 2014.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Mellon Capital Dow 10 Fund	$141	$150	$-
JNL/Mellon Capital Global 15 Fund	755	-	-
JNL/Mellon Capital Nasdaq 25 Fund	1,841	4,519	1
JNL/Mellon Capital Value Line 30 Fund	96	1,356	-
JNL/Mellon Capital S&P 24 Fund	1,881	-	-
JNL/Mellon Capital S&P SMid 60 Fund	1,044	1,419	1
JNL/Mellon Capital 25 Fund	2,276	2,721	-
JNL/Mellon Capital JNL 5 Fund	2,611	149	-
JNL/Mellon Capital JNL Optimized 5 Fund	-	2,202	-
JNL/Mellon Capital Communications Sector Fund	991	-	-
JNL/Mellon Capital Consumer Brands Sector Fund	3,616	93	-
JNL/Mellon Capital Financial Sector Fund	2,085	5,881	-
JNL/Mellon Capital Healthcare Sector Fund	7,345	12,325	3
JNL/Mellon Capital Oil & Gas Sector Fund	4,023	5,482	1
JNL/Mellon Capital Technology Sector Fund	9,038	9,790	1

The JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The following table details the Fund’s long-term investment in this affiliate held at December 31, 2014.

Fund	Affiliate	Beginning Value	Purchases	Sales Proceeds	Dividend Income	Realized Gain	Ending Value
JNL/Mellon Capital Financial Sector Fund	Bank of New York Mellon Corp.	$5,323	$1,709	$939	$103	$147	$6,965

Summary of Investments by Country (as a percentage of total long-term investments)*:

	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital JNL Optimized 5 Fund
Belgium	–%	1.5%
Canada	–	4.1
China	37.4	5.2
France	–	2.0
Germany	–	2.1
Israel	–	0.4
Italy	–	1.9
Netherlands	–	3.2
Portugal	–	0.8
Singapore	–	0.7
Sweden	–	1.9
Switzerland	–	3.2
United Kingdom	26.2	11.3
United States	36.4	61.7
Total Long-Term Investments	100.0%	100.0%

*The Funds presented in the table are those whose strategies included investment in non-U.S. securities as deemed significant by the Funds’ Adviser.

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2014

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund
Assets
Investments - unaffiliated, at value (a)(d)	$581,353	$382,874	$1,007,033	$467,115	$549,488	$486,943	$963,472	$3,474,869
Investments - affiliated, at value (b)	150	–	4,519	17,885	17,322	35,687	47,937	153,189

Total investments, at value (c)	581,503	382,874	1,011,552	485,000	566,810	522,630	1,011,409	3,628,058
Cash	–	–	93	–	–	–	–	–
Foreign currency (e)	–	82	–	–	–	–	–	–
Receivable for investments sold	8,398	294	1,238	5,249	702	3,611	–	52,199
Receivable for fund shares sold	233	355	1,826	293	521	1,223	407	1,632
Receivable for dividends and interest	951	388	141	625	680	751	2,335	4,452

Total assets	591,085	383,993	1,014,850	491,167	568,713	528,215	1,014,151	3,686,341

Liabilities
Cash overdraft	–	294	–	–	573	–	–	–
Payable for advisory fees	145	94	239	120	141	117	232	807
Payable for administrative fees	76	65	127	62	73	61	123	442
Payable for 12b-1 fee (Class A)	36	23	61	28	34	29	59	211
Payable for investment securities purchased	8,369	–	5,666	5,147	–	4,993	3,508	52,768
Payable for fund shares redeemed	1,603	537	844	872	1,413	724	927	5,672
Payable for manager fees	29	36	14	41	38	16	35	202
Payable for other expenses	68	15	164	106	71	56	2	182
Payable upon return of securities loaned	–	–	–	16,529	17,322	34,268	45,216	153,040

Total liabilities	10,326	1,064	7,115	22,905	19,665	40,264	50,102	213,324

Net assets	$580,759	$382,929	$1,007,735	$468,262	$549,048	$487,951	$964,049	$3,473,017

Net assets consist of:
Paid-in capital	$455,849	$345,228	$711,091	$651,492	$264,662	$313,223	$755,979	$3,662,150
Undistributed net investment income	–	–	4,549	7,127	8,506	8,902	24,288	91,607
Accumulated net realized gain (loss)	–	–	102,460	(218,681)	232,474	124,585	166,041	(800,753)
Net unrealized appreciation on investments and foreign currency	124,910	37,701	189,635	28,324	43,406	41,241	17,741	520,013

	$580,759	$382,929	$1,007,735	$468,262	$549,048	$487,951	$964,049	$3,473,017

Class A
Net assets	$580,759	$382,929	$1,007,193	$468,062	$548,488	$487,496	$963,396	$3,461,552
Shares outstanding (no par value), unlimited shares authorized	30,836	15,961	47,303	29,816	39,535	38,202	54,772	262,002
Net asset value per share	$18.83	$23.99	$21.29	$15.70	$13.87	$12.76	$17.59	$13.21

Class B
Net assets	N/A	N/A	$542	$200	$560	$455	$653	$11,465
Shares outstanding (no par value), unlimited shares authorized	N/A	N/A	34	26	46	36	37	866
Net asset value per share	N/A	N/A	$15.90	$7.70	$12.07	$12.63	$17.79	$13.25

(a) Investments - unaffiliated, at cost	$456,443	$345,172	$817,398	$438,791	$506,082	$445,702	$945,731	$2,954,852
(b) Investments - affiliated, at cost	150	–	4,519	17,885	17,322	35,687	47,937	153,189

(c) Total investments, at cost	$456,593	$345,172	$821,917	$456,676	$523,404	$481,389	$993,668	3,108,041

(d) Including value of securities on loan	$–	$–	$–	$15,884	$16,806	$32,897	$43,373	$146,102
(e) Foreign currency, at cost	–	81	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Statements of Assets and Liabilities (in thousands, except net asset value per share)

December 31, 2014

	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Assets
Investments - unaffiliated, at value (a)(d)	$444,167	$134,815	$548,114	$588,218	$2,039,388	$1,206,872	$974,925
Investments - affiliated, at value (b)	20,644	8,906	21,168	25,952	71,571	27,416	32,201

Total investments, at value (c)	464,811	143,721	569,282	614,170	2,110,959	1,234,288	1,007,126
Cash	10	–	237	48	–	–	19
Foreign currency (e)	9	–	–	–	–	–	–
Receivable for investments sold	–	–	827	–	–	–	99
Receivable for fund shares sold	207	34	1,837	979	2,065	3,578	1,268
Receivable for dividends and interest	463	121	633	1,197	2,042	746	272

Total assets	465,500	143,876	572,816	616,394	2,115,066	1,238,612	1,008,784

Liabilities
Cash overdraft	–	9	–	–	–	–	–
Payable for advisory fees	109	36	132	142	476	283	230
Payable for administrative fees	57	18	69	74	259	151	122
Payable for 12b-1 fee (Class A)	27	8	33	36	124	74	59
Payable for investment securities purchased	2,278	–	54	4,868	11,304	–	8,890
Payable for fund shares redeemed	540	112	315	1,454	2,411	788	1,233
Payable for manager fees	21	4	7	11	20	38	16
Payable for other expenses	40	10	34	36	115	94	57
Payable upon return of securities loaned	18,442	8,906	21,075	13,106	59,246	21,934	22,411

Total liabilities	21,514	9,103	21,719	19,727	73,955	23,362	33,018

Net assets	$443,986	$134,773	$551,097	$596,667	$2,041,111	$1,215,250	$975,766

Net assets consist of:
Paid-in capital	$432,835	$119,100	$386,145	$464,419	$1,469,535	$1,132,174	$704,467
Undistributed net investment income	10,490	4,405	3,806	7,267	13,033	20,545	7,122
Accumulated net realized gain (loss)	(46,723)	1,447	63,747	165	107,205	8,349	74,452
Net unrealized appreciation on investments and foreign currency	47,384	9,821	97,399	124,816	451,338	54,182	189,725

	$443,986	$134,773	$551,097	$596,667	$2,041,111	$1,215,250	$975,766

Class A
Net assets	$442,776	$134,685	$550,913	$596,274	$2,040,005	$1,213,723	$975,364
Shares outstanding (no par value), unlimited shares authorized	37,618	28,841	30,342	53,225	81,310	40,402	90,604
Net asset value per share	$11.77	$4.67	$18.16	$11.20	$25.09	$30.04	$10.77

Class B
Net assets	$1,210	$88	$184	$393	$1,106	$1,527	$402
Shares outstanding (no par value), unlimited shares authorized	103	20	10	35	44	50	37
Net asset value per share	$11.71	$4.46	$18.41	$11.20	$25.16	$30.46	$10.92

(a) Investments - unaffiliated, at cost	$396,775	$124,994	$450,715	$465,266	$1,588,050	$1,152,690	$785,200
(b) Investments - affiliated, at cost	20,644	8,906	21,168	24,088	71,571	27,416	32,201

(c) Total investments, at cost	$417,419	$133,900	$471,883	$489,354	$1,659,621	$1,180,106	$817,401

(d) Including value of securities on loan	$17,562	$8,551	$20,488	$12,613	$57,609	$21,021	$21,840
(e) Foreign currency, at cost	9	–	–	–	–	–	–

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2014

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund
Investment income
Dividends (a)	$19,864	$29,013	$9,599	$11,056	$13,818	$12,077	$30,873	$113,628
Foreign taxes withheld	–	(1,240)	–	(18)	(1)	–	(420)	(2,097)
Securities lending (a)	–	1	23	137	31	791	378	2,257

Total investment income	19,864	27,774	9,622	11,175	13,848	12,868	30,831	113,788

Expenses
Advisory fees	1,653	1,125	2,128	2,061	2,303	1,719	2,888	9,459
Administrative fees	862	771	1,118	1,081	1,215	897	1,538	5,188
12b-1 fees (Class A)	1,148	771	1,490	1,442	1,619	1,195	2,049	6,896
Licensing fees	141	32	305	544	162	120	–	364
Legal fees	3	1	3	3	4	3	5	16
Board of Manager fees	8	6	10	11	13	9	15	52
Other expenses	10	9	9	16	14	10	17	49

Total expenses	3,825	2,715	5,063	5,158	5,330	3,953	6,512	22,024

Net investment income	16,039	25,059	4,559	6,017	8,518	8,915	24,319	91,764

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	34,555	8,589	103,957	215,688	232,525	127,254	166,784	635,990
Affiliated investments	–	–	–	–	–	–	–	–
Foreign currency related items	–	27	–	(17)	–	–	(3)	37
Net change in unrealized appreciation (depreciation) on:
Investments	1,609	4,534	20,566	(168,124)	(213,222)	(117,105)	(170,174)	(358,482)
Foreign currency related items	–	(21)	–	–	–	–	(1)	(29)

Net realized and unrealized gain (loss)	36,164	13,129	124,523	47,547	19,303	10,149	(3,394)	277,516

Net increase (decrease) in net assets from operations	$52,203	$38,188	$129,082	$53,564	$27,821	$19,064	$20,925	$369,280

(a) Income from affiliated investments	$—	$1	$24	$137	$31	$792	$378	$2,257

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Statements of Operations (in thousands)

For the Year Ended December 31, 2014

	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Investment income
Dividends (a)	$13,550	$5,141	$6,952	$10,529	$22,054	$28,575	$11,784
Foreign taxes withheld	(437)	–	–	–	–	–	–
Securities Lending (a)	243	233	164	61	552	359	193

Total investment income	13,356	5,374	7,116	10,590	22,606	28,934	11,977

Expenses
Advisory fees	1,285	441	1,443	1,455	4,096	3,579	2,103
Administrative fees	665	212	749	756	2,208	1,921	1,104
12b-1 fees (Class A)	883	283	999	1,007	2,943	2,559	1,472
Licensing fees	107	25	95	95	274	258	141
Legal fees	2	1	3	3	6	6	3
Board of Manager fees	7	2	7	7	20	19	10
Other expenses	29	2	10	7	15	16	9

Total expenses	2,978	966	3,306	3,330	9,562	8,358	4,842

Net investment income	10,378	4,408	3,810	7,260	13,044	20,576	7,135

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	64,930	11,112	66,860	34,852	123,438	37,355	86,823
Affiliated investments	–	–	–	147	–	–	–
Foreign currency related items	(29)	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(45,842)	(8,088)	(20,492)	21,192	192,508	(206,252)	44,188
Foreign currency related items	(16)	–	–	–	–	–	–

Net realized and unrealized gain (loss)	19,043	3,024	46,368	56,191	315,946	(168,897)	131,011

Net increase (decrease) in net assets from operations	$29,421	$7,432	$50,178	$63,451	$328,990	$(148,321)	$138,146

(a) Income from affiliated investments	$243	$233	$165	$164	$555	$360	$194

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund
Operations
Net investment income	$16,039	$25,059	$4,559	$6,017	$8,518	$8,915	$24,319	$91,764
Net realized gain	34,555	8,616	103,957	215,671	232,525	127,254	166,781	636,027
Net change in unrealized appreciation (depreciation)	1,609	4,513	20,566	(168,124)	(213,222)	(117,105)	(170,175)	(358,511)

Net increase (decrease) in net assets from operations	52,203	38,188	129,082	53,564	27,821	19,064	20,925	369,280

Distributions to shareholders
From net investment income
Class A	–	–	(1,571)	(1,255)	(4,475)	(2,882)	(21,431)	(70,466)
Class B	–	–	(2)	(2)	(6)	(4)	(15)	(252)
From net realized gains
Class A	–	–	(51,953)	–	(62,335)	(50,568)	(98,616)	–
Class B	–	–	(37)	–	(65)	(49)	(65)	–

Total distributions to shareholders	–	–	(53,563)	(1,257)	(66,881)	(53,503)	(120,127)	(70,718)

Share transactions[1]
Proceeds from the sale of shares
Class A	153,554	76,417	534,450	284,380	181,105	256,586	229,179	432,840
Class B	–	–	174	102	114	156	89	833
Reinvestment of distributions
Class A	–	–	53,524	1,255	66,810	53,450	120,047	70,466
Class B	–	–	39	2	71	53	80	252
Cost of shares redeemed
Class A	(209,427)	(144,165)	(265,435)	(675,326)	(713,296)	(458,482)	(329,800)	(925,791)
Class B	–	–	(91)	(121)	(84)	(338)	(88)	(1,417)

Net increase (decrease) in net assets from share transactions	(55,873)	(67,748)	322,661	(389,708)	(465,280)	(148,575)	19,507	(422,817)

Net increase (decrease) net assets	(3,670)	(29,560)	398,180	(337,401)	(504,340)	(183,014)	(79,695)	(124,255)

Net assets beginning of year	584,429	412,489	609,555	805,663	1,053,388	670,965	1,043,744	3,597,272

Net assets end of year	$580,759	$382,929	$1,007,735	$468,262	$549,048	$487,951	$964,049	$3,473,017

Undistributed net investment income	$–	$–	$4,549	$7,127	$8,506	$8,902	$24,288	$91,607

[1] Share transactions
Shares sold
Class A	8,507	3,525	26,004	17,950	12,350	18,300	11,660	34,783
Class B	–	–	12	14	8	12	5	67
Reinvestment of distributions
Class A	–	–	2,478	80	4,796	4,266	6,707	5,330
Class B	–	–	2	–	6	4	4	19
Shares redeemed
Class A	(11,740)	(6,622)	(13,236)	(43,348)	(48,607)	(32,602)	(16,818)	(74,311)
Class B	–	–	(6)	(16)	(6)	(25)	(4)	(113)

Net increase/(decrease)
Class A	(3,233)	(3,097)	15,246	(25,318)	(31,461)	(10,036)	1,549	(34,198)

Class B	–	–	8	(2)	8	(9)	5	(27)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$136,513	$112,299	$685,618	$887,786	$872,770	$491,047	$1,023,018	$2,242,761
Proceeds from sales of securities	175,681	161,926	411,966	1,273,287	1,395,818	683,973	1,097,225	2,654,730

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2014

	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$10,378	$4,408	$3,810	$7,260	$13,044	$20,576	$7,135
Net realized gain	64,901	11,112	66,860	34,999	123,438	37,355	86,823
Net change in unrealized appreciation (depreciation)	(45,858)	(8,088)	(20,492)	21,192	192,508	(206,252)	44,188

Net increase (decrease) in net assets from operations	29,421	7,432	50,178	63,451	328,990	(148,321)	138,146

Distributions to shareholders
From net investment income
Class A	(8,753)	(3,760)	(2,785)	(4,485)	(8,511)	(15,227)	(5,082)
Class B	(26)	(3)	(1)	(4)	(5)	(22)	(3)
From net realized gains
Class A	–	–	(24,229)	(12,933)	(18,196)	(20,835)	(14,687)
Class B	–	–	(8)	(9)	(10)	(27)	(6)

Total distributions to shareholders	(8,779)	(3,763)	(27,023)	(17,431)	(26,722)	(36,111)	(19,778)

Share transactions[1]
Proceeds from the sale of shares
Class A	105,371	44,071	201,815	253,356	1,073,243	587,130	460,864
Class B	122	11	65	61	539	270	94
Reinvestment of distributions
Class A	8,753	3,760	27,014	17,418	26,707	36,062	19,769
Class B	26	3	9	13	15	49	9
Cost of shares redeemed
Class A	(126,628)	(53,801)	(222,817)	(192,763)	(412,001)	(392,995)	(232,032)
Class B	(199)	(36)	(95)	(66)	(362)	(232)	(144)

Net increase (decrease) in net assets from share transactions	(12,555)	(5,992)	5,991	78,018	688,141	230,284	248,560

Net increase (decrease) net assets	8,087	(2,323)	29,146	124,038	990,409	45,852	366,928

Net assets beginning of year	435,899	137,096	521,951	472,629	1,050,702	1,169,398	608,838

Net assets end of year	$443,986	$134,773	$551,097	$596,667	$2,041,111	$1,215,250	$975,766

Undistributed net investment income	$10,490	$4,405	$3,806	$7,267	$13,033	$20,545	$7,122

[1] Share transactions
Shares sold
Class A	8,984	9,467	11,542	23,821	46,999	16,723	45,755
Class B	10	2	3	6	23	7	9
Reinvestment of distributions
Class A	735	805	1,510	1,572	1,048	1,175	1,817
Class B	2	1	1	1	1	2	1
Shares redeemed
Class A	(10,847)	(11,552)	(12,954)	(18,390)	(18,408)	(11,311)	(23,672)
Class B	(17)	(8)	(5)	(6)	(16)	(7)	(14)

Net increase/(decrease)
Class A	(1,128)	(1,280)	98	7,003	29,639	6,587	23,900

Class B	(5)	(5)	(1)	1	8	2	(4)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$306,035	$79,919	$217,551	$174,469	$934,582	$387,520	$452,335
Proceeds from sales of securities	317,763	83,904	235,997	104,331	268,508	177,661	217,266

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital Dow 10 Fund	JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Nasdaq 25 Fund	JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund	JNL/Mellon Capital S&P SMid 60 Fund	JNL/Mellon Capital 25 Fund	JNL/Mellon Capital JNL 5 Fund
Operations
Net investment income	$15,029	$17,999	$1,570	$1,535	$4,479	$2,072	$21,518	$70,872
Net realized gain	49,276	42,482	50,990	50,430	63,928	55,006	99,439	374,782
Net change in unrealized appreciation (depreciation)	74,359	(7,550)	118,115	171,732	202,586	121,741	148,676	475,648

Net increase (decrease) in net assets from operations	138,664	52,931	170,675	223,697	270,993	178,819	269,633	921,302

Distributions to shareholders
From net investment income
Class A	–	–	(4,166)	(14,308)	(8,302)	(8,986)	(21,899)	(86,845)
Class B	–	–	(4)	(8)	(5)	(9)	(14)	(277)
From net realized gains
Class A	–	–	(11,353)	–	(18,865)	(8,362)	(36,711)	–
Class B	–	–	(9)	–	(10)	(8)	(22)	–

Total distributions to shareholders	–	–	(15,532)	(14,316)	(27,182)	(17,365)	(58,646)	(87,122)

Share transactions[1]
Proceeds from the sale of shares
Class A	170,275	92,064	201,712	128,536	127,809	217,115	351,592	425,637
Class B	–	–	114	39	178	295	128	1,019
Proceeds in connection with acquisition
Class A	–	–	–	–	250,155	–	–	–
Reinvestment of distributions
Class A	–	–	15,519	14,308	27,167	17,348	58,610	86,845
Class B	–	–	13	8	15	17	36	277
Cost of shares redeemed
Class A	(187,303)	(152,272)	(183,062)	(227,135)	(176,029)	(204,666)	(255,131)	(872,856)
Class B	–	–	(230)	(90)	(217)	(320)	(239)	(1,749)

Net increase (decrease) in net assets from share transactions	(17,028)	(60,208)	34,066	(84,334)	229,078	29,789	154,996	(360,827)

Net increase (decrease) net assets	121,636	(7,277)	189,209	125,047	472,889	191,243	365,983	473,353

Net assets beginning of year	462,793	419,766	420,346	680,616	580,499	479,722	677,761	3,123,919

Net assets end of year	$584,429	$412,489	$609,555	$805,663	$1,053,388	$670,965	$1,043,744	$3,597,272

Undistributed net investment income	$–	$–	$1,563	$1,913	$4,469	$2,873	$21,418	$70,524

[1] Share transactions
Shares sold
Class A	10,995	4,472	12,132	10,230	9,701	17,327	19,854	38,915
Class B	–	–	9	6	15	24	7	94
Shares issued in connection with acquisition
Class A	–	–	–	–	19,148	–	–	–
Reinvestment of distributions
Class A	–	–	853	1,033	1,943	1,274	3,106	7,397
Class B	–	–	1	1	1	1	2	24
Shares redeemed
Class A	(12,149)	(7,396)	(11,281)	(17,789)	(13,259)	(16,332)	(14,253)	(80,357)
Class B	–	–	(17)	(14)	(17)	(27)	(14)	(163)

Net increase/(decrease)
Class A	(1,154)	(2,924)	1,704	(6,526)	17,533	2,269	8,707	(34,045)

Class B	–	–	(7)	(7)	(1)	(2)	(5)	(45)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$230,674	$206,399	$404,455	$721,181	$550,843	$441,907	$813,541	$1,965,411
Proceeds from sales of securities	231,643	248,760	386,905	813,495	590,504	426,654	697,664	2,333,670

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2013

	JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital Communications Sector Fund	JNL/Mellon Capital Consumer Brands Sector Fund	JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund	JNL/Mellon Capital Oil & Gas Sector Fund	JNL/Mellon Capital Technology Sector Fund
Operations
Net investment income	$8,910	$3,762	$2,784	$4,495	$8,512	$15,246	$5,082
Net realized gain	21,100	9,511	24,799	14,904	22,315	19,049	14,921
Net change in unrealized appreciation (depreciation)	82,218	7,936	93,831	77,713	201,912	194,508	98,022

Net increase (decrease) in net assets from operations	112,228	21,209	121,414	97,112	232,739	228,803	118,025

Distributions to shareholders
From net investment income
Class A	(11,474)	(2,691)	(2,624)	(3,328)	(5,619)	(12,788)	(3,473)
Class B	(34)	(2)	(1)	(3)	(4)	(21)	(3)
From net realized gains
Class A	–	–	(11,302)	(2,157)	(7,890)	(13,549)	(8,986)
Class B	–	–	(4)	(2)	(6)	(19)	(6)

Total distributions to shareholders	(11,508)	(2,693)	(13,931)	(5,490)	(13,519)	(26,377)	(12,468)

Share transactions[1]
Proceeds from the sale of shares
Class A	66,656	83,423	338,442	290,681	623,409	381,125	221,917
Class B	124	16	124	53	247	505	49
Reinvestment of distributions
Class A	11,474	2,691	13,926	5,485	13,509	26,337	12,459
Class B	34	2	5	5	10	40	9
Cost of shares redeemed
Class A	(116,731)	(70,356)	(166,714)	(151,486)	(238,463)	(331,504)	(162,525)
Class B	(287)	(21)	(311)	(85)	(196)	(304)	(81)

Net increase (decrease) in net assets from share transactions	(38,730)	15,755	185,472	144,653	398,516	76,199	71,828

Net increase (decrease) net assets	61,990	34,271	292,955	236,275	617,736	278,625	177,385

Net assets beginning of year	373,909	102,825	228,996	236,354	432,966	890,773	431,453

Net assets end of year	$435,899	$137,096	$521,951	$472,629	$1,050,702	$1,169,398	$608,838

Undistributed net investment income	$9,010	$3,760	$2,782	$4,480	$8,505	$15,218	$5,072

[1] Share transactions
Shares sold
Class A	6,627	19,603	22,174	31,798	34,566	11,903	27,283
Class B	13	3	9	6	15	16	6
Reinvestment of distributions
Class A	1,068	623	839	559	679	788	1,421
Class B	3	1	–	–	–	1	1
Shares redeemed
Class A	(11,725)	(16,890)	(10,952)	(16,540)	(13,168)	(10,413)	(20,314)
Class B	(29)	(5)	(19)	(9)	(11)	(9)	(10)

Net increase/(decrease)
Class A	(4,030)	3,336	12,061	15,817	22,077	2,278	8,390

Class B	(13)	(1)	(10)	(3)	4	8	(3)

Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$256,885	$71,848	$244,849	$187,027	$438,829	$167,521	$121,205
Proceeds from sales of securities	297,913	55,759	72,344	45,551	56,089	104,576	57,697

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Dow 10 Fund
Class A
12/31/2014	$17.15	$0.50	$1.18	$1.68	$–	$–	$18.83	9.80%	$580,759	24%	0.67%	2.79%
12/31/2013	13.14	0.43	3.58	4.01	–	–	17.15	30.52	584,429	43	0.66	2.79
12/31/2012	11.81	0.40	0.93	1.33	–	–	13.14	11.26	462,793	30	0.67	3.11
12/31/2011	10.01	0.35	1.45	1.80	–	–	11.81	17.98	492,059	40	0.67	3.26
12/31/2010	8.03	0.29	1.69	1.98	–	–	10.01	24.66	376,744	60	0.67	3.35
JNL/Mellon Capital Global 15 Fund
Class A
12/31/2014	21.64	1.42	0.93	2.35	–	–	23.99	10.86	382,929	29	0.70	6.50
12/31/2013	19.10	0.88	1.66	2.54	–	–	21.64	13.30 (c)	412,489	49	0.70	4.25
12/31/2012	15.54	0.71	2.85	3.56	–	–	19.10	22.91	419,766	53	0.70	4.13
12/31/2011	16.94	0.67	(2.07)	(1.40)	–	–	15.54	(8.26)	400,363	45	0.70	4.02
12/31/2010	14.77	0.57	1.60	2.17	–	–	16.94	14.69	522,900	63	0.70	3.81
JNL/Mellon Capital Nasdaq 25 Fund
Class A
12/31/2014	19.00	0.12	3.40	3.52	(0.04)	(1.19)	21.29	18.44	1,007,193	55	0.68	0.61
12/31/2013	13.84	0.05	5.62	5.67	(0.14)	(0.37)	19.00	41.10	609,174	79	0.68	0.32
12/31/2012	11.67	0.15	2.15	2.30	(0.03)	(0.10)	13.84	19.66	419,999	78	0.69	1.15
12/31/2011	11.50	0.04	0.19	0.23	(0.06)	–	11.67	1.98	286,871	71	0.69	0.33
12/31/2010	9.83	0.10	1.59	1.69	(0.02)	–	11.50	17.20	209,278	67	0.70	0.95
Class B
12/31/2014	14.44	0.13	2.58	2.71	(0.06)	(1.19)	15.90	18.67	542	55	0.48	0.82
12/31/2013	10.60	0.07	4.30	4.37	(0.16)	(0.37)	14.44	41.44	381	79	0.48	0.53
12/31/2012	8.97	0.15	1.63	1.78	(0.05)	(0.10)	10.60	19.75	347	78	0.49	1.49
12/31/2011	8.84	0.04	0.16	0.20	(0.07)	–	8.97	2.27	156	71	0.49	0.49
12/31/2010	7.55	0.09	1.23	1.32	(0.03)	–	8.84	17.48	139	67	0.50	1.15
JNL/Mellon Capital Value Line 30 Fund
Class A
12/31/2014	14.61	0.13	1.00	1.13	(0.04)	–	15.70	7.72	468,062	125	0.72	0.83
12/31/2013	11.04	0.03	3.80	3.83	(0.26)	–	14.61	34.83	805,458	98	0.72	0.21
12/31/2012	10.12	0.21	0.72	0.93	(0.01)	–	11.04	9.16	680,423	106	0.74	1.96
12/31/2011	13.14	0.01	(3.03)	(3.02)	–	–	10.12	(22.98)	722,540	107	0.74	0.06
12/31/2010	10.79	(0.01)	2.43	2.42	(0.07)	–	13.14	22.45	816,198	100	0.79	(0.06)
Class B
12/31/2014	7.22	0.08	0.48	0.56	(0.08)	–	7.70	7.80	200	125	0.52	1.07
12/31/2013	5.56	0.03	1.92	1.95	(0.29)	–	7.22	35.33	205	98	0.52	0.41
12/31/2012	5.12	0.12	0.35	0.47	(0.03)	–	5.56	9.25	193	106	0.54	2.16
12/31/2011	6.64	0.01	(1.53)	(1.52)	–	–	5.12	(22.89)	178	107	0.54	0.21
12/31/2010	5.48	0.01	1.24	1.25	(0.09)	–	6.64	22.82	260	100	0.59	0.15
JNL/Mellon Capital S&P 24 Fund
Class A
12/31/2014	14.83	0.15	0.63	0.78	(0.12)	(1.62)	13.87	5.18	548,488	108	0.66	1.05
12/31/2013	10.85	0.08	4.29	4.37	(0.12)	(0.27)	14.83	40.51	1,052,886	74	0.66	0.60
12/31/2012	10.60	0.16	1.06	1.22	(0.05)	(0.92)	10.85	11.53	580,127	98	0.66	1.42
12/31/2011	10.15	0.07	0.43	0.50	(0.05)	–	10.60	4.91	535,213	85	0.65	0.65
12/31/2010	8.72	0.10	1.35	1.45	(0.02)	–	10.15	16.70	367,430	56	0.66	1.16
Class B
12/31/2014	13.13	0.17	0.55	0.72	(0.16)	(1.62)	12.07	5.39	560	108	0.46	1.29
12/31/2013	9.63	0.09	3.82	3.91	(0.14)	(0.27)	13.13	40.84	502	74	0.46	0.79
12/31/2012	9.50	0.17	0.95	1.12	(0.07)	(0.92)	9.63	11.81	372	98	0.46	1.62
12/31/2011	9.09	0.08	0.39	0.47	(0.06)	–	9.50	5.14	316	85	0.45	0.84
12/31/2010	7.81	0.11	1.20	1.31	(0.03)	–	9.09	16.76	173	56	0.46	1.33

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital S&P SMid 60 Fund
Class A
12/31/2014	$13.90	$0.21	$0.25	$0.46	$(0.09)	$(1.51)	$12.76	3.50%	$487,496	83%	0.66%	1.49%
12/31/2013	10.43	0.06	3.78	3.84	(0.19)	(0.18)	13.90	36.89	670,340	74	0.66	0.50
12/31/2012	9.93	0.21	1.14	1.35	(0.09)	(0.76)	10.43	13.85	479,241	90	0.66	1.96
12/31/2011	11.33	0.11	(0.98)	(0.87)	(0.08)	(0.45)	9.93	(7.72)	481,692	71	0.65	1.04
12/31/2010	9.39	0.14	1.81	1.95	(0.01)	–	11.33	20.76	377,694	75	0.66	1.38
Class B
12/31/2014	13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79	455	83	0.46	1.73
12/31/2013	10.33	0.08	3.75	3.83	(0.21)	(0.18)	13.77	37.17	625	74	0.46	0.66
12/31/2012	9.85	0.32	1.03	1.35	(0.11)	(0.76)	10.33	13.96	481	90	0.46	3.03
12/31/2011	11.22	0.12	(0.95)	(0.83)	(0.09)	(0.45)	9.85	(7.42)	203	71	0.45	1.12
12/31/2010	9.30	0.15	1.78	1.93	(0.01)	–	11.22	20.81	329	75	0.46	1.57
JNL/Mellon Capital 25 Fund
Class A
12/31/2014	19.60	0.47	(0.02)	0.45	(0.44)	(2.02)	17.59	2.09	963,396	100	0.64	2.37
12/31/2013	15.21	0.44	5.12	5.56	(0.44)	(0.73)	19.60	36.86 (c)	1,043,106	81	0.64	2.48
12/31/2012	13.26	0.50	1.83	2.33	(0.31)	(0.07)	15.21	17.70	677,199	84	0.64	3.50
12/31/2011	12.50	0.33	0.78	1.11	(0.35)	–	13.26	8.87	588,267	100	0.64	2.48
12/31/2010	10.40	0.36	2.01	2.37	(0.27)	–	12.50	22.85	544,590	109	0.65	3.11
Class B
12/31/2014	19.79	0.51	(0.01)	0.50	(0.48)	(2.02)	17.79	2.30	653	100	0.44	2.57
12/31/2013	15.34	0.48	5.16	5.64	(0.46)	(0.73)	19.79	37.11 (c)	638	81	0.44	2.67
12/31/2012	13.37	0.54	1.84	2.38	(0.34)	(0.07)	15.34	17.90	562	84	0.44	3.71
12/31/2011	12.59	0.35	0.80	1.15	(0.37)	–	13.37	9.15	501	100	0.44	2.66
12/31/2010	10.46	0.39	2.03	2.42	(0.29)	–	12.59	23.16	423	109	0.45	3.30
JNL/Mellon Capital JNL 5 Fund
Class A
12/31/2014	12.11	0.33	1.04	1.37	(0.27)	–	13.21	11.32	3,461,552	65	0.64	2.65
12/31/2013	9.43	0.23	2.75	2.98	(0.30)	–	12.11	31.68 (c)	3,586,432	59	0.64	2.11
12/31/2012	8.23	0.25	1.23	1.48	(0.28)	–	9.43	18.04	3,115,051	67	0.64	2.76
12/31/2011	8.70	0.24	(0.42)	(0.18)	(0.29)	–	8.23	(2.07)	3,037,863	64	0.64	2.78
12/31/2010	7.58	0.24	1.05	1.29	(0.17)	–	8.70	17.11	3,545,906	90	0.64	3.11
Class B
12/31/2014	12.14	0.35	1.06	1.41	(0.30)	–	13.25	11.59	11,465	65	0.44	2.83
12/31/2013	9.45	0.25	2.76	3.01	(0.32)	–	12.14	31.96 (c)	10,840	59	0.44	2.31
12/31/2012	8.25	0.27	1.23	1.50	(0.30)	–	9.45	18.25	8,868	67	0.44	2.97
12/31/2011	8.72	0.26	(0.42)	(0.16)	(0.31)	–	8.25	(1.85)	7,978	64	0.44	2.98
12/31/2010	7.60	0.26	1.05	1.31	(0.19)	–	8.72	17.27	9,381	90	0.44	3.31
JNL/Mellon Capital JNL Optimized 5 Fund
Class A
12/31/2014	11.22	0.27	0.52	0.79	(0.24)	–	11.77	6.99	442,776	69	0.67	2.34
12/31/2013	8.72	0.22	2.58	2.80	(0.30)	–	11.22	32.28	434,697	65	0.68	2.23
12/31/2012	7.85	0.26	0.86	1.12	(0.25)	–	8.72	14.31	372,864	68	0.68	3.12
12/31/2011	8.89	0.22	(1.09)	(0.87)	(0.17)	–	7.85	(9.84)	356,585	77	0.68	2.46
12/31/2010	7.97	0.17	0.92	1.09	(0.17)	–	8.89	13.67	497,065	95	0.69	2.13
Class B
12/31/2014	11.16	0.30	0.51	0.81	(0.26)	–	11.71	7.22	1,210	69	0.47	2.55
12/31/2013	8.67	0.24	2.57	2.81	(0.32)	–	11.16	32.58	1,202	65	0.48	2.44
12/31/2012	7.81	0.28	0.85	1.13	(0.27)	–	8.67	14.52	1,045	68	0.48	3.33
12/31/2011	8.86	0.23	(1.09)	(0.86)	(0.19)	–	7.81	(9.77)	836	77	0.48	2.68
12/31/2010	7.93	0.19	0.92	1.11	(0.18)	–	8.86	14.04	1,048	95	0.49	2.32

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Communications Sector Fund
Class A
12/31/2014	$4.55	$0.15	$0.10	$0.25	$(0.13)	$ –	$4.67	5.52%	$134,685	56%	0.68%	3.12%
12/31/2013	3.84	0.14	0.66	0.80	(0.09)	–	4.55	21.02	136,987	48	0.70	3.21
12/31/2012	3.26	0.12	0.54	0.66	(0.08)	–	3.84	20.34	102,731	59	0.70	3.31
12/31/2011	3.47	0.12	(0.23)	(0.11)	(0.10)	–	3.26	(3.19)	59,255	42	0.71	3.45
12/31/2010	2.89	0.11	0.54	0.65	(0.07)	–	3.47	22.53	63,680	50	0.72	3.70
Class B
12/31/2014	4.35	0.15	0.10	0.25	(0.14)	–	4.46	5.74	88	56	0.48	3.34
12/31/2013	3.67	0.14	0.64	0.78	(0.10)	–	4.35	21.34	109	48	0.50	3.44
12/31/2012	3.11	0.13	0.52	0.65	(0.09)	–	3.67	20.83	94	59	0.50	3.75
12/31/2011	3.32	0.12	(0.23)	(0.11)	(0.10)	–	3.11	(3.18)	107	42	0.51	3.73
12/31/2010	2.77	0.11	0.51	0.62	(0.07)	–	3.32	22.55	153	50	0.52	3.84

JNL/Mellon Capital Consumer Brands Sector Fund
Class A
12/31/2014	17.25	0.13	1.72	1.85	(0.10)	(0.84)	18.16	10.81	550,913	43	0.66	0.76
12/31/2013	12.58	0.12	5.03	5.15	(0.09)	(0.39)	17.25	41.11	521,754	20	0.67	0.76
12/31/2012	10.53	0.19	2.28	2.47	(0.05)	(0.37)	12.58	23.47	228,728	29	0.68	1.53
12/31/2011	9.93	0.10	0.55	0.65	(0.05)	–	10.53	6.53	112,726	36	0.70	0.99
12/31/2010	8.12	0.08	1.77	1.85	(0.04)	–	9.93	22.76	78,065	30	0.71	0.91
Class B
12/31/2014	17.47	0.17	1.73	1.90	(0.12)	(0.84)	18.41	11.00	184	43	0.46	0.97
12/31/2013	12.72	0.13	5.11	5.24	(0.10)	(0.39)	17.47	41.38	197	20	0.47	0.86
12/31/2012	10.63	0.20	2.32	2.52	(0.06)	(0.37)	12.72	23.72	268	29	0.48	1.67
12/31/2011	10.01	0.12	0.56	0.68	(0.06)	–	10.63	6.79	166	36	0.50	1.16
12/31/2010	8.18	0.09	1.78	1.87	(0.04)	–	10.01	22.92	150	30	0.51	1.08
JNL/Mellon Capital Financial Sector Fund
Class A
12/31/2014	10.22	0.15	1.18	1.33	(0.09)	(0.26)	11.20	13.06	596,274	21	0.66	1.44
12/31/2013	7.76	0.11	2.47	2.58	(0.07)	(0.05)	10.22	33.35	472,278	13	0.67	1.24
12/31/2012	6.21	0.11	1.51	1.62	(0.07)	–	7.76	26.12	236,065	32	0.68	1.54
12/31/2011	7.19	0.08	(1.01)	(0.93)	(0.05)	–	6.21	(12.89)	160,983	31	0.68	1.23
12/31/2010	6.41	0.06	0.80	0.86	(0.08)	–	7.19	13.49	182,141	24	0.69	0.86
Class B
12/31/2014	10.21	0.17	1.19	1.36	(0.11)	(0.26)	11.20	13.32	393	21	0.46	1.62
12/31/2013	7.75	0.13	2.46	2.59	(0.08)	(0.05)	10.21	33.52	351	13	0.47	1.42
12/31/2012	6.19	0.12	1.52	1.64	(0.08)	–	7.75	26.56	289	32	0.48	1.74
12/31/2011	7.17	0.10	(1.01)	(0.91)	(0.07)	–	6.19	(12.76)	225	31	0.48	1.43
12/31/2010	6.39	0.07	0.80	0.87	(0.09)	–	7.17	13.68	247	24	0.49	1.05
JNL/Mellon Capital Healthcare Sector Fund
Class A
12/31/2014	20.32	0.20	4.91	5.11	(0.11)	(0.23)	25.09	25.14	2,040,005	18	0.65	0.89
12/31/2013	14.61	0.21	5.77	5.98	(0.11)	(0.16)	20.32	40.99	1,049,978	8	0.66	1.14
12/31/2012	12.48	0.22	2.09	2.31	(0.11)	(0.07)	14.61	18.47	432,499	13	0.67	1.57
12/31/2011	11.35	0.17	1.06	1.23	(0.10)	–	12.48	10.88	271,364	27	0.68	1.40
12/31/2010	11.04	0.15	0.28	0.43	(0.12)	–	11.35	3.88	170,516	17	0.69	1.31
Class B
12/31/2014	20.35	0.25	4.92	5.17	(0.13)	(0.23)	25.16	25.39	1,106	18	0.45	1.09
12/31/2013	14.62	0.24	5.78	6.02	(0.13)	(0.16)	20.35	41.20	724	8	0.46	1.35
12/31/2012	12.47	0.25	2.10	2.35	(0.13)	(0.07)	14.62	18.77	467	13	0.47	1.76
12/31/2011	11.33	0.19	1.07	1.26	(0.12)	–	12.47	11.13	302	27	0.48	1.59
12/31/2010	11.01	0.17	0.28	0.45	(0.13)	–	11.33	4.13	281	17	0.49	1.52

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data		Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Oil & Gas Sector Fund
Class A
12/31/2014	$34.53	$0.57	$(4.13)	$(3.56)	$(0.39)	$(0.54)	$30.04	(10.36)%	$1,213,723	14%	0.65%	1.61%
12/31/2013	28.21	0.47	6.65	7.12	(0.39)	(0.41)	34.53	25.34	1,167,730	10	0.66	1.48
12/31/2012	27.43	0.40	0.79	1.19	(0.31)	(0.10)	28.21	4.35	889,620	14	0.66	1.44
12/31/2011	26.76	0.32	0.56	0.88	(0.21)	–	27.43	3.27	864,716	14	0.66	1.14
12/31/2010	22.67	0.28	4.04	4.32	(0.23)	–	26.76	19.11	656,024	14	0.67	1.26
Class B
12/31/2014	34.99	0.64	(4.18)	(3.54)	(0.45)	(0.54)	30.46	(10.18)	1,527	14	0.45	1.81
12/31/2013	28.56	0.54	6.74	7.28	(0.44)	(0.41)	34.99	25.62	1,668	10	0.46	1.66
12/31/2012	27.77	0.47	0.78	1.25	(0.36)	(0.10)	28.56	4.53	1,153	14	0.46	1.64
12/31/2011	27.06	0.38	0.57	0.95	(0.24)	–	27.77	3.50	1,132	14	0.46	1.34
12/31/2010	22.90	0.33	4.10	4.43	(0.27)	–	27.06	19.37	1,082	14	0.47	1.45
JNL/Mellon Capital Technology Sector Fund
Class A
12/31/2014	9.12	0.10	1.78	1.88	(0.06)	(0.17)	10.77	20.61	975,364	29	0.66	0.97
12/31/2013	7.39	0.08	1.84	1.92	(0.05)	(0.14)	9.12	26.18	608,457	12	0.67	1.05
12/31/2012	7.03	0.06	0.72	0.78	(0.02)	(0.40)	7.39	11.23	431,124	20	0.67	0.80
12/31/2011	7.22	0.03	(0.05)	(0.02)	(0.01)	(0.16)	7.03	(0.33)	336,473	26	0.67	0.36
12/31/2010	6.45	0.02	0.76	0.78	(0.01)	–	7.22	12.11	292,219	34	0.68	0.26
Class B
12/31/2014	9.24	0.12	1.80	1.92	(0.07)	(0.17)	10.92	20.79	402	29	0.46	1.17
12/31/2013	7.48	0.10	1.87	1.97	(0.07)	(0.14)	9.24	26.46	381	12	0.47	1.25
12/31/2012	7.10	0.08	0.73	0.81	(0.03)	(0.40)	7.48	11.57	329	20	0.47	0.99
12/31/2011	7.29	0.04	(0.05)	(0.01)	(0.02)	(0.16)	7.10	(0.18)	305	26	0.47	0.54
12/31/2010	6.51	0.03	0.77	0.80	(0.02)	–	7.29	12.26	451	34	0.48	0.45

(a)	Calculated using the average shares method.
(b)	Total return assumes reinvestment of all distributions for the period. Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class B, respectively, without the class action settlement proceeds was as follows: JNL/Mellon Capital Global 15 Fund - 13.19%; JNL/Mellon Capital 25 Fund - 36.79% and 37.04%; JNL/Mellon Capital JNL 5 Fund - 31.57% and 31.85%.

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

NOTE 1.  ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999, as amended December 3, 2014. The JNL Variable Fund LLC includes the following fifteen (15) separate Funds, (each a “Fund”, and collectively, “Funds”), each sub-advised by Mellon Capital Management Corporation: JNL/Mellon Capital Dow 10 Fund, JNL/Mellon Capital Global 15 Fund, JNL/Mellon Capital Nasdaq 25 Fund, JNL/Mellon Capital Value Line 30 Fund, JNL/Mellon Capital S&P 24 Fund, JNL/Mellon Capital S&P SMid 60 Fund, JNL/Mellon Capital 25 Fund, JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital JNL Optimized 5 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund and JNL/Mellon Capital Technology Sector Fund. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds’ prospectus. The Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans as well as certain affiliated “funds of funds”.

All Funds, except for JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund, are regulated investment companies (each a “RIC Fund”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests solely owned by Jackson National Separate Account-I.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Funds’ valuation policy and procedures, the Funds’ Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Funds and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Funds’ Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders - The amount and timing of distributions for the RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. For all the RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, for the RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Expenses - Expenses are recorded on an accrual basis. Expenses of the Funds that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Fund level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.  FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate the valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities (in thousands) as of December 31, 2014 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital Dow 10 Fund
Common Stocks	$573,038	$—	$—	$573,038
Investment Companies	8,315	—	—	8,315
Short Term Investments	150	—	—	150

Fund Total	$581,503	$—	$—	$581,503
JNL/Mellon Capital Global 15 Fund
Common Stocks
Consumer Discretionary	$—	$13,775	$—	$13,775
Consumer Staples	—	12,691	—	12,691
Energy	—	27,924	—	27,924
Financials	—	177,741	—	177,741
Health Care	24,142	—	—	24,142
Industrials	21,688	—	—	21,688
Information Technology	63,167	—	—	63,167
Telecommunication Services	30,294	11,452	—	41,746

Fund Total	$139,291	$243,583	$—	$382,874
JNL/Mellon Capital Nasdaq 25 Fund
Common Stocks	$1,001,405	$—	$—	$1,001,405
Investment Companies	5,628	—	—	5,628
Short Term Investments	4,519	—	—	4,519

Fund Total	$1,011,552	$—	$—	$1,011,552
JNL/Mellon Capital Value Line 30 Fund
Common Stocks	$461,968	$—	$—	$461,968
Investment Companies	5,147	—	—	5,147
Short Term Investments	17,885	—	—	17,885

Fund Total	$485,000	$—	$—	$485,000
JNL/Mellon Capital S&P 24 Fund
Common Stocks	$540,617	$—	$—	$540,617
Investment Companies	8,871	—	—	8,871
Short Term Investments	17,322	—	—	17,322

Fund Total	$566,810	$—	$—	$566,810
JNL/Mellon Capital S&P Mid 60 Fund
Common Stocks	$481,993	$—	$—	$481,993
Investment Companies	4,950	—	—	4,950
Short Term Investments	35,687	—	—	35,687

Fund Total	$522,630	$—	$—	$522,630
JNL/Mellon Capital 25 Fund
Common Stocks	$960,018	$—	$—	$960,018
Investment Companies	3,454	—	—	3,454
Short Term Investments	47,937	—	—	47,937

Fund Total	$1,011,409	$—	$—	$1,011,409
JNL/Mellon Capital JNL 5 Fund
Common Stocks	$3,000,793	$421,855	$—	$3,422,648
Investment Companies	52,221	—	—	52,221
Short Term Investments	153,189	—	—	153,189

Fund Total	$3,206,203	$421,855	$—	$3,628,058

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

	Assets - Securities
	Level 1	Level 2	Level 3	Total

JNL/Mellon Capital JNL Optimized 5 Fund
Common Stocks	$307,286	$134,630	$—	$441,916
Investment Companies	2,251	—	—	2,251
Short Term Investments	20,644	—	—	20,644

Fund Total	$330,181	$134,630	$—	$464,811
JNL/Mellon Capital Communications Sector Fund
Common Stocks	$134,815	$—	$—	$134,815
Short Term Investments	8,906	—	—	8,906

Fund Total	$143,721	$—	$—	$143,721
JNL/Mellon Capital Consumer Brands Sector Fund
Common Stocks	$548,087	$—	$—	$548,087
Rights	27	—	—	27
Short Term Investments	21,168	—	—	21,168

Fund Total	$569,282	$—	$—	$569,282
JNL/Mellon Capital Financial Sector Fund
Common Stocks	$595,183	$—	$—	$595,183
Short Term Investments	18,987	—	—	18,987

Fund Total	$614,170	$—	$—	$614,170
JNL/Mellon Capital Healthcare Sector Fund
Common Stocks	$2,039,388	$—	$—	$2,039,388
Rights	—	—	—	—
Short Term Investments	71,571	—	—	71,571

Fund Total	$2,110,959	$—	$—	$2,110,959
JNL/Mellon Capital Oil & Gas Sector Fund
Common Stocks	$1,206,872	$—	$—	$1,206,872
Short Term Investments	27,416	—	—	27,416

Fund Total	$1,234,288	$—	$—	$1,234,288
JNL/Mellon Capital Technology Sector Fund
Common Stocks	$974,925	$—	$—	$974,925
Short Term Investments	32,201	—	—	32,201

Fund Total	$1,007,126	$—	$—	$1,007,126

The Fund recognizes transfers between levels as of the beginning of the year for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the year ended December 31, 2014. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at December 31, 2014.

NOTE 4.  INVESTMENTS AND RISKS

Securities Lending and Securities Lending Collateral - The Funds participate in an agency based securities lending program. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Funds. The cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable upon return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as investment - at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed under footnote (d) on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Industry Concentration Risk - A Fund may concentrate its investments in a particular industry. Stocks of issuers in a particular industry are subject to changes in economic conditions, government regulations, availability of basic resources or supplies or other events that affect that industry more than others. To the extent that a Fund has greater emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

NOTE 5.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee - Each Fund has an investment advisory and management agreement with JNAM, whereby, JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services. The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee - JNAM also serves as the “Administrator” to the Funds. The Funds pay an annual administrative fee of 0.15% of the average daily net assets of each Fund, accrued daily and paid monthly, except for the JNL/Mellon Capital Global 15 Fund which pays an annual administrative fee of 0.20% of the average daily net assets.

In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

Rule 12b-1 Fee - The Funds adopted a Distribution Plan under the provisions of Rule 12b-1 under the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A shares (through the sale of variable insurance products funded by the Funds). Jackson National Life Distributors LLC (“JNLD”), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable annuity insurance products issued by Jackson and its subsidiaries. The maximum annual Rule 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees (Class A) in the Statements of Operations.

Deferred Compensation Plan - Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Liabilities related to deferred balances are included in payable for manager fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statements of Operations.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

Investments in Affiliates - During the year ended December 31, 2014, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. JNL/Mellon Capital Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The total value and cost of such affiliated investments are disclosed separately in the Statements of Assets and Liabilities, and the associated income and realized gain (loss) are disclosed separately in the Statements of Operations.

NOTE 6. BORROWING ARRANGEMENTS

The Trust entered into a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds participate in the SCA with other funds managed by JNAM and Curian in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective June 6, 2014, the Funds may borrow up to the lesser of $450,000,000, the amount available under the facility; the limits set for borrowing by the Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to June 6, 2014, the amount available under the facility was $300,000,000. Interest on borrowings is payable at the Federal Funds Rate plus the amount by which the one month London Interbank Offer Rate (“LIBOR”) exceeds the Federal Funds rate plus 1.00% on an annualized basis. The Funds pay an annual fee of 0.075% of the available commitments and an annual administration fee to JPM Chase. These expenses are allocated to the participating Funds based on each Fund’s net assets as a percentage of the participating Funds’ total net assets and are included in other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

NOTE 7. INCOME TAX MATTERS

JNL/Mellon Capital Dow 10 Fund and JNL/Mellon Capital Global 15 Fund are each a limited liability company with its interests owned by a single entity: Jackson National Separate Account-I. Accordingly, such Funds are not considered separate entities for federal income tax purposes, and therefore, are taxed as part of the operations of Jackson.

Each RIC Fund is a separate taxpayer for federal income tax purposes. Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest, dividends, and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”) or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
JNL/Mellon Capital Value Line 30 Fund	$454	$(451)	$(3)
JNL/Mellon Capital 25 Fund	(3)	3	–
JNL/Mellon Capital JNL 5 Fund	37	(37)	–
JNL/Mellon Capital JNL Optimized 5 Fund	(119)	119	–
JNL/Mellon Capital Financial Sector Fund	16	(16)	–

At December 31, 2014, the following Funds had net capital loss carryforwards available for U.S. federal income tax purposes to offset future net realized capital gains. Details of the capital loss carryfowards (in thousands) are listed in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates.

	Expiring Capital Loss Carryforwards		No Expiration
	Year(s) of Expiration	Amount	Short Term	Long Term	Total
JNL/Mellon Capital Value Line 30 Fund	2017	$215,587	$–	$–	$215,587
JNL/Mellon Capital JNL 5 Fund	2017	775,111	–	–	775,111
JNL/Mellon Capital JNL Optimized 5 Fund	2017	45,395	–	–	45,395

At December 31, 2014, the Funds did not elect to defer capital, currency and/or PFIC mark-to-market losses realized after October 31, 2014 (“Post-October losses”).

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

As of December 31, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Nasdaq 25 Fund	$822,794	$198,655	$(9,897)	$188,758
JNL/Mellon Capital Value Line 30 Fund	458,607	63,843	(37,450)	26,393
JNL/Mellon Capital S&P 24 Fund	523,609	52,752	(9,551)	43,201
JNL/Mellon Capital S&P SMid 60 Fund	485,348	73,861	(36,579)	37,282
JNL/Mellon Capital 25 Fund	993,668	62,607	(44,866)	17,741
JNL/Mellon Capital JNL 5 Fund	3,133,683	648,831	(154,456)	494,375
JNL/Mellon Capital JNL Optimized 5 Fund	418,583	73,738	(27,510)	46,228
JNL/Mellon Capital Communications Sector Fund	136,192	12,087	(4,558)	7,529
JNL/Mellon Capital Consumer Brands Sector Fund	473,927	104,524	(9,169)	95,355
JNL/Mellon Capital Financial Sector Fund	522,767	96,728	(5,325)	91,403
JNL/Mellon Capital Healthcare Sector Fund	1,669,133	459,965	(18,139)	441,826
JNL/Mellon Capital Oil & Gas Sector Fund	1,206,634	153,144	(125,490)	27,654
JNL/Mellon Capital Technology Sector Fund	827,303	195,910	(16,087)	179,823

As of December 31, 2014, the components of distributable taxable earnings for U.S. Federal income tax purposes (in thousands) were as follows:

	Undistributed Net Ordinary Income*	Undistributed Net Long-Term Capital Gain	Unrealized Gains (Losses)**	Capital Loss Carryforward
JNL/Mellon Capital Nasdaq 25 Fund	$55,287	$52,610	$188,747	$–
JNL/Mellon Capital Value Line 30 Fund	6,001	–	26,356	(215,587)
JNL/Mellon Capital S&P 24 Fund	189,314	51,882	43,190	–
JNL/Mellon Capital S&P SMid 60 Fund	72,568	64,850	37,310	–
JNL/Mellon Capital 25 Fund	134,447	55,913	17,710	–
JNL/Mellon Capital JNL 5 Fund	91,803	–	494,175	(775,111)
JNL/Mellon Capital JNL Optimized 5 Fund	10,348	–	46,198	(45,395)
JNL/Mellon Capital Communications Sector Fund	4,409	3,739	7,525	–
JNL/Mellon Capital Consumer Brands Sector Fund	7,517	62,085	95,350	–
JNL/Mellon Capital Financial Sector Fund	7,541	32,828	91,879	–
JNL/Mellon Capital Healthcare Sector Fund	15,384	114,382	441,810	–
JNL/Mellon Capital Oil & Gas Sector Fund	21,263	34,193	27,620	–
JNL/Mellon Capital Technology Sector Fund	7,189	84,301	179,809	–

*	Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

Unrealized gains (losses) are adjusted for open wash sale loss deferrals; accelerated recognition of unrealized gain/loss on forward contracts; and accelerated recognition of unrealized gain on PFICs for federal income tax purposes.

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2014, was as follows:

	Net Ordinary Income*	Long-term Capital Gain**
JNL/Mellon Capital Nasdaq 25 Fund	$13,698	$39,865
JNL/Mellon Capital Value Line 30 Fund	1,257	–
JNL/Mellon Capital S&P 24 Fund	19,416	47,465
JNL/Mellon Capital S&P SMid 60 Fund	31,219	22,284
JNL/Mellon Capital 25 Fund	38,603	81,524
JNL/Mellon Capital JNL 5 Fund	70,718	–
JNL/Mellon Capital JNL Optimized 5 Fund	8,779	–
JNL/Mellon Capital Communications Sector Fund	3,763	–
JNL/Mellon Capital Consumer Brands Sector Fund	2,900	24,123
JNL/Mellon Capital Financial Sector Fund	4,719	12,712
JNL/Mellon Capital Healthcare Sector Fund	9,732	16,990
JNL/Mellon Capital Oil & Gas Sector Fund	16,055	20,056
JNL/Mellon Capital Technology Sector Fund	5,203	14,575

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.
**

The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue code section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gains to zero for the year ended December 31, 2014.

JNL Variable Fund LLC

Notes to Financial Statements

December 31, 2014

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2013 was as follows:

	Net Ordinary Income *	Long-term Capital Gain
JNL/Mellon Capital Nasdaq 25 Fund	$4,170	$11,362
JNL/Mellon Capital Value Line 30 Fund	14,316	–
JNL/Mellon Capital S&P 24 Fund	18,255	8,927
JNL/Mellon Capital S&P SMid 60 Fund	13,264	4,101
JNL/Mellon Capital NYSE International 25 Fund	2,595	–
JNL/Mellon Capital 25 Fund	55,902	2,744
JNL/Mellon Capital JNL 5 Fund	87,122	–
JNL/Mellon Capital JNL Optimized 5 Fund	11,508	–
JNL/Mellon Capital Communications Sector Fund	2,693	–
JNL/Mellon Capital Consumer Brands Sector Fund	3,328	10,603
JNL/Mellon Capital Financial Sector Fund	3,331	2,159
JNL/Mellon Capital Healthcare Sector Fund	7,864	5,655
JNL/Mellon Capital Oil & Gas Sector Fund	14,113	12,264
JNL/Mellon Capital Technology Sector Fund	3,476	8,992

*	Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2011, 2012, 2013 and 2014, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the year ended December 31, 2014.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and the following events occurred:

At its meeting held January 13, 2015, the Board voted to approve the followings mergers effective after the close of business on April 24, 2015. The JNL/Mellon Capital JNL Optimized 5 Fund merger is subject to shareholder approval.

Acquired Fund	Acquiring Fund
JNL/Mellon Capital Value Line 30 Fund	JNL/Mellon Capital S&P 24 Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital JNL 5 Fund

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments where applicable, of each series within JNL Variable Fund LLC (the “Funds”) as listed in Note 1 to the financial statements as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2014, the results of their operations, changes in their net assets and the financial highlights for each of the years indicated above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 26, 2015

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2014

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees (Class A shares of certain Funds) and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 7/1/2014	Ending Account Value 12/31/2014	Annualized Expense Ratios	Expenses Paid During Period
JNL/Mellon Capital Dow 10 Fund
Class A	$1,000.00	$1,027.80	0.67%	$3.42	$1,000.00	$1,021.84	0.67%	$3.41
JNL/Mellon Capital Global 15 Fund
Class A	1,000.00	1,085.00	0.71	3.73	1,000.00	1,021.65	0.71	3.62
JNL/Mellon Capital Nasdaq 25 Fund
Class A	1,000.00	1,102.00	0.68	3.60	1,000.00	1,021.78	0.68	3.47
Class B	1,000.00	1,102.70	0.48	2.54	1,000.00	1,022.79	0.48	2.45
JNL/Mellon Capital Value Line 30 Fund
Class A	1,000.00	932.40	0.72	3.51	1,000.00	1,021.59	0.72	3.67
Class B	1,000.00	933.30	0.52	2.53	1,000.00	1,022.59	0.52	2.65
JNL/Mellon Capital S&P 24 Fund
Class A	1,000.00	1,056.10	0.66	3.42	1,000.00	1,021.88	0.66	3.36
Class B	1,000.00	1,057.90	0.46	2.39	1,000.00	1,022.89	0.46	2.35
JNL/Mellon Capital S&P SMid 60 Fund
Class A	1,000.00	970.70	0.66	3.28	1,000.00	1,021.88	0.66	3.36
Class B	1,000.00	972.30	0.46	2.29	1,000.00	1,022.89	0.46	2.35
JNL/Mellon Capital 25 Fund
Class A	1,000.00	968.50	0.64	3.18	1,000.00	1,022.00	0.64	3.26
Class B	1,000.00	969.60	0.44	2.18	1,000.00	1,023.01	0.44	2.24
JNL/Mellon Capital JNL 5 Fund
Class A	1,000.00	1,056.50	0.64	3.32	1,000.00	1,022.00	0.64	3.26
Class B	1,000.00	1,058.40	0.44	2.28	1,000.00	1,023.01	0.44	2.24
JNL/Mellon Capital JNL Optimized 5 Fund
Class A	1,000.00	981.60	0.68	3.40	1,000.00	1,021.78	0.68	3.47
Class B	1,000.00	983.20	0.48	2.40	1,000.00	1,022.79	0.48	2.45
JNL/Mellon Capital Communications Sector Fund
Class A	1,000.00	998.20	0.68	3.42	1,000.00	1,021.78	0.68	3.47
Class B	1,000.00	999.90	0.48	2.42	1,000.00	1,022.79	0.48	2.45
JNL/Mellon Capital Consumer Brands Sector Fund
Class A	1,000.00	1,088.60	0.66	3.47	1,000.00	1,021.88	0.66	3.36
Class B	1,000.00	1,089.40	0.46	2.42	1,000.00	1,022.89	0.46	2.35
JNL/Mellon Capital Financial Sector Fund
Class A	1,000.00	1,083.90	0.66	3.47	1,000.00	1,021.88	0.66	3.36
Class B	1,000.00	1,085.30	0.46	2.42	1,000.00	1,022.89	0.46	2.35
JNL/Mellon Capital Healthcare Sector Fund
Class A	1,000.00	1,132.60	0.65	3.49	1,000.00	1,021.93	0.65	3.31
Class B	1,000.00	1,133.60	0.45	2.42	1,000.00	1,022.94	0.45	2.29
JNL/Mellon Capital Oil & Gas Sector Fund
Class A	1,000.00	791.70	0.65	2.94	1,000.00	1,021.93	0.65	3.31
Class B	1,000.00	792.40	0.45	2.03	1,000.00	1,022.94	0.45	2.29
JNL/Mellon Capital Technology Sector Fund
Class A	1,000.00	1,095.60	0.65	3.43	1,000.00	1,021.93	0.65	3.31
Class B	1,000.00	1,097.50	0.45	2.38	1,000.00	1,022.94	0.45	2.29

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 184/365 (to reflect the most recent 6-month period).

JNL Variable Fund LLC

Additional Disclosures (Unaudited)

December 31, 2014

Quarterly Portfolio Holdings.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record.

A description of the Policy of the Funds’ Adviser (and sub-advisers) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014, are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Fund LLC, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager
Mark D. Nerud (48)[1] 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present) President and Chief Executive Officer (12/2006 to present)	118

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Executive Officer of the Adviser (01/2010 to present); President of the Adviser (01/2007 to present); Managing Board Member of Curian Capital, LLC (01/2011 to present) and Curian Clearing LLC (01/2011 to present); Managing Board Member of the Adviser (11/2000 to 11/2003) (01/2007 to 12/2010); President and CEO of other Investment Companies advised by the Adviser (12/2006 to present); President and Chief Executive Officer of other Investment Companies advised by Curian Capital, LLC (08/2014 to present); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (01/2000 to 12/2009)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Independent Managers
Michael Bouchard (58) 1 Corporate Way Lansing, MI 48951	Manager[2] (04/2000 to present)	118
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (01/1999 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Ellen Carnahan (59) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	118
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal, Machrie Enterprises LLC (07/07 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director, Integrys Energy Group (05/2003 to present); Governance Committee Member and Chair, Integrys Energy Group (05/2010 to 05/2013); Finance Committee Member, Integrys Energy Group (05/2003 to 2012); Audit Committee Member, Integrys Energy Group (12/2003 to present); Environmental Committee Member, Integrys Energy Group (05/2013 to present)

William J. Crowley, Jr. (69) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (01/2014 to present) Manager [2] (01/2007 to present)	118
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Director of Alpha Natural Resources (07/2009 to present); Director of Foundation Coal Holdings, Inc. (from 12/2004 until 07/2009 when the company was acquired); Director of Provident Bankshares Corporation (05/2003 until 05/2009 when the company was acquired)

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Independent Managers
Michelle Engler (56) 1 Corporate Way Lansing, MI 48951	Chair of the Board [3] (01/2011 to 12/2013) Manager [2] (04/2000 to present)	118
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Director of Federal Home Loan Mortgage Corporation (2001 to 09/2008)
John Gillespie (61) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	118
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Investor, Business Writer and Advisor (2006 to present); Entrepreneur-in-Residence, UCLA Office of Intellectual Property (2013 to present)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: None
Richard McLellan (72) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2003 to present)	118
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (2010 to present); Adjunct Associate Professor, Michigan State University (2008 to present); Senior Counsel, Dykema Gossett PLLC (2007 to 2009)
OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to 08/2012)
William R. Rybak (63) 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present)	118
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS:

Member of the Board of Directors of Christian Brothers Investment Services, Inc. (2010 to present); Chair of Audit Committee of Christian Brothers Investment Services, Inc. (2012 to present); Member of the Board of Trustees of Lewis University (10/2012 to present), Chairman of the Board of Trustees of Lewis University (1982 to 2009) and Chair Emeritus (2009 to present); Member of the Board of Directors of Howe Barnes Hoefer Arnett (2001 to 3/2011); Member of the Boards of each of the Calamos Mutual Funds (2002 to present); Chair of Governance Committee, each of the Calamos Mutual Funds (2004 to present); Member of the Board of Directors of The PrivateBancorp (2003 to present); Chair of Audit Committee of The PrivateBancorp (05/2013 to present); Chair of Business Risk Committee of The PrivateBancorp (2009 to 05/2013)

Edward Wood (58) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/2013 to present)	118

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Operating Officer, McDonnell Investment Management, LLC (08/2010 to present); Managing Director, Morgan Stanley Investment Management (06/2010 to 01/2011); President & Principal Executive Officer of the Van Kampen Funds, Van Kampen/Morgan Stanley (12/2008 to 05/2010; Chief Administrative Officer, Van Kampen Investments (01/2008 to 05/2010); Chief Operating Officer, Van Kampen Funds Inc. (01/2008 to 05/2010)

OTHER DIRECTORSHIPS HELD BY MANAGER DURING PAST 5 YEARS: NONE

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Independent Managers
Patricia A. Woodworth (59) 1 Corporate Way Lansing, MI 48951	Manager [2] (01/2007 to present)	118
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present)
OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS: NONE

[1]	Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Asset Management, LLC, the Adviser.
[2]	The interested and independent Managers are elected to serve for an indefinite term.
[3]

Beginning January 1, 2011, the Chairperson shall serve as Chairperson for no more than three consecutive years and may not be re-elected as Chairperson until at least one year has elapsed since the end of the Chairperson’s term. Chairperson Crowley’s term will lapse at the end of 2016.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S ) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)
Officers
Danielle A. Bergandine (34) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (06/2009 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

5 Senior Compliance Analyst of the Adviser (6/2009 to present); Anti-Money Laundering Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to present)

Karen J. Buiter (49) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/2008 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

6 Vice President – Financial Reporting of the Adviser (07/2011 to present); Assistant Vice President – Financial Reporting of the Adviser (04/2008 to 06/2011); Assistant Treasurer of other Investment Companies advised by the Adviser (12/2008 to present); Assistant Treasurer of other Investment Companies advised by Curian Capital, LLC (11/2010 to present)

Kelly L. Crosser (42) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (09/2007 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

7 Assistant Secretary of other Investment Companies advised by the Adviser (09/2007 to present); Assistant Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (04/2007 to 12/2013); Manager, Jackson National Life Insurance Company (12/2013 to present)

Steven J. Fredricks (44) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (01/2005 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (01/2005 to present); Chief Compliance Officer of other Investment Companies advised by Curian Capital, LLC (10/2011 to 05/2012)

William Harding (40) 1 Corporate Way Lansing, MI 48951	Vice President (11/2012 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Investment Officer of the Adviser (07/2014 to present); Vice President of the Adviser (10/2012 to 06/2014); Vice President of Curian Capital, LLC (02/2013 to present);Vice President of other Investment Companies advised by the Adviser (11/2012 to present); Vice President of other Investment Companies advised by Curian Capital, LLC (05/2014 to present); Head of Manager Research, Morningstar Associates (08/2011 to 10/2012); Director of Research, Morningstar Investment Services (01/2007 to 08/2011)

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

NAME, ADDRESS AND (AGE)	POSITION(S ) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)
Officers
Daniel W. Koors (44) 1 Corporate Way Lansing, MI 48951	Vice President (12/2006 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (01/2009 to present) and Chief Operating Officer of the Adviser (04/2011 to present); Chief Financial Officer of the Adviser (01/2007 to 04/2011); Treasurer and Chief Financial Officer of the Trust (12/2006 to 11/2011); Treasurer and Chief Financial Officer (Principal Financial Officer) of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President of the Adviser (01/2007 to 12/2008); Vice President of other Investment Companies advised by the Adviser (12/2006 to present); Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/2006 to 11/2011)

Kristen K. Leeman (39) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (06/2012 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (06/2012 to present); Regulatory Analyst of Jackson National Life Insurance Company (2/2014 to present); Senior Paralegal of Jackson National Life Insurance Company (03/2006 to 01/2014)

Gerard A. M. Oprins (55) 1 Corporate Way Lansing, MI 48951	Vice President (06/2012 to present) Treasurer and Chief Financial Officer (11/2011 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and Chief Financial Officer of the Adviser (04/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM 0(3/2012 to present); Business Consultant (2009 to 03/2011)

Michael Piszczek (57) 1 Corporate Way Lansing, MI 48951	Vice President (11/2007 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

9 Senior Vice President and Chief Financial Officer of the Adviser (04/2011 to present); Vice President of other funds sponsored by Curian Capital, LLC that are in the same group of other investment companies advised by JNAM (03/2012 to present); Business Consultant (2009 to 3/2011)

Susan S. Rhee (43) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (02/2004 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President and General Counsel of the Adviser (01/2010 to present); Chief Legal Officer (07/2004 to 12/2009) and Secretary (11/2000 to present) of the Adviser; Vice President, Counsel (Chief Legal Officer) and Secretary of other Investment Companies advised by Curian Capital, LLC (11/2010 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (02/2004 to present)

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the 12-month period ended December 31, 2014:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard	$20,464	$0	$0	$230,000
Ellen Carnahan	$20,241	$0	$0	$227,500	[3]
William J. Crowley, Jr. [2]	$23,578	$0	$0	$265,000	[4]
Michelle Engler	$19,351	$0	$0	$217,500
John Gillespie	$19,129	$0	$0	$215,000	[5]
Richard McLellan	$19,574	$0	$0	$220,000
William R. Rybak	$21,131	$0	$0	$237,500
Edward Wood	$20,241	$0	$0	$227,500	[6]
Patricia Woodworth	$19,129	$0	$0	$215,000

[1]

The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Series Trust, and JNL Strategic Income Fund LLC (the “Fund Complex”). The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Managers are $2,055,000.

[2]	Mr. Crowley is an ex officio member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.
[3]	Amount includes $113,750 deferred by Ms. Carnahan.
[4]	Amount includes $212,000 deferred by Mr. Crowley.
[5]	Amount includes $25,625 deferred by Mr. Gillespie.
[6]	Amount includes $227,500 deferred by Mr. Wood.

JNL VARIABLE FUND LLC

(“JNL VARIABLE FUND”)

APPROVAL OF THE FUND’S

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Managers of the JNL Variable Fund (“Board”) oversees the management of the JNL Variable Fund and its separate Funds (each a “Fund” and collectively, the “Funds”) and, as required by law, determines annually whether to approve the advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”), and with the Fund’s Sub-Adviser (“Sub-Advisory Agreement” and, collectively with the Advisory Agreement, the “Agreements”).

At meetings on May 12, 2014, June 2-4, 2014 and August 25-27, 2014, the Board, including all of the independent managers, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (“Independent Managers”), considered information relating to the continuation of these Agreements. In advance of the meetings, independent legal counsel for the Independent Managers requested that certain information be provided to the Board relating to the Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the Agreements through September 30, 2015.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel. The Board considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) cost of services of each Fund, (4) profitability data, (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows, and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the JNL Variable Fund. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Managers, concluded that the Agreements are in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the Sub-Adviser.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the Sub-Adviser pursuant to the “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund. The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Fund, including the Fund’s distributor, transfer agent, and custodian. With respect to JNAM’s oversight of the Sub-Adviser, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the existing Sub-Adviser. The Board also considered the investment sub-advisory services to be provided by the Sub-Adviser. The Board noted JNAM’s evaluation of the Sub-Adviser, as well as JNAM’s recommendations, based on its review of the Sub-Adviser, to approve the Sub-Advisory Agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the Funds and the Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Sub-Adviser’s portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and the Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and the Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Adviser from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that (i) each Fund is likely to continue to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund as described in quarterly reports prepared by management. The Board noted that the Adviser reviews with the Board on a quarterly basis detailed information about each Fund’s performance results and investment strategies. The Board also considered the gross performance of each Fund, including how the Fund performed versus its primary benchmark index (“benchmark”) or a relevant custom benchmark. This consideration was based on JNAM’s assertion that the custom benchmark is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark index for certain Funds that use a limited or unique investment focus. The performance reviewed by the Board was for periods ended on December 31, 2013 (unless otherwise noted). When available, the Board considered one-, three-, five-, and ten-year performance.

JNL/Mellon Capital DowSM 10 Fund. The Board considered that the Fund outperformed its custom benchmark for the five-year period, but underperformed its custom benchmark for the one- and three-year periods. The Board also noted that as of June 30, 2014 the Fund’s performance equaled the custom benchmark for the three-month period. The Board also considered the Fund’s unique investment mandate and information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Global 15 Fund. The Board considered that the Fund outperformed its custom benchmark for the three-year period, though it underperformed its custom benchmark for the one- and five-year periods. The Board noted, however, the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital 25 Fund. The Board considered that the Fund outperformed its custom benchmark for the one-, three- and five-year periods. The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Nasdaq® 25 Fund. The Board considered that the Fund outperformed its custom benchmark for the five-year period and equaled its custom benchmark for the three-year period, though it underperformed its custom benchmark for the one-year period. The Board noted the Fund’s unique investment mandate and considered information from the Adviser indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Value Line® 30 Fund. The Board noted that the Fund outperformed its custom benchmark for the one-, three- and five-year periods. The Board also noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® 24 Fund. The Board considered that the Fund outperformed its custom benchmark for the one- and five-year periods, though it underperformed its custom benchmark for the three-year period. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL 5 Fund. The Board considered that the Fund outperformed its custom benchmark for the one-, three- and five-year periods. The Board also noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital JNL Optimized 5 Fund. The Board considered that the Fund outperformed its custom benchmark for all periods. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital S&P® SMid 60 Fund. The Board considered that the Fund underperformed its custom benchmark by only 4 basis points (gross of fees) for the one-year period, though it underperformed the custom benchmark for the three- and five-year periods. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital NYSE® International 25 Fund. The Board considered that the Fund outperformed its custom benchmark for the one-, three- and five-year periods. The Board noted the Fund’s unique investment mandate and considered information from JNAM indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Communications Sector Fund. The Board considered that the Fund outperformed its benchmark for all periods. The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Consumer Brands Sector Fund. The Board took into account that the Fund outperformed its benchmark for the three-, five- and ten-year periods, though it underperformed the benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Financial Sector Fund. The Board took into account that the Fund outperformed its benchmark for all periods. The Board also noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the agreements.

JNL/Mellon Capital Healthcare Sector Fund. The Board considered that the Fund outperformed its benchmark for the five- and ten-year periods, though it underperformed its benchmark for the one- and three-year periods. The Board also considered that the Fund’s performance was within 0.1% of its benchmark for the one- and three-year periods. The Board noted the Fund’s unique investment mandate and considered information from the Advisers indicating that the Fund is managed in a manner consistent with that mandate. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Oil & Gas Sector Fund. The Board considered that the Fund outperformed its benchmark for all periods. The Board noted the Fund is limited by diversification requirements under both securities and tax laws, which may contribute to deviation from the benchmark for certain periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Technology Sector Fund. The Board considered that the Fund outperformed its benchmark for all periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any. The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared. Using information provided by an independent data service, the Board evaluated each Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”). While the Board also considered each Fund’s sub-advisory fee and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/Mellon Capital: DowSM 10 Fund, Global 15 Fund, 25 Fund, Nasdaq® 25 Fund, JNL 5 Fund, JNL Optimized 5 Fund, S&P® SMid 60 Fund NYSE® International 25 Fund, Communications Sector Fund, Consumer Brands Sector Fund, Financial Sector Fund, Healthcare Sector Fund, Oil & Gas Sector Fund and Technology Sector Fund. The Board took into account that each Fund’s advisory and sub-advisory fees are lower than the respective peer group averages. The Board noted that each Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided.

JNL/Mellon Capital: Value Line® 30 Fund and S&P® 24 Fund. The Board took into account that each Fund’s advisory fees are lower than the peer group average and the sub-advisory fees are equal to the peer group average. The Board noted that each Fund’s total expense ratio is lower than the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services provided.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase. The Board concluded that the advisory fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. In addition, certain affiliates of the Sub-Adviser participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for its activities, in addition to payments for marketing and conferences. The Board reviewed the monetary values of these transactions. Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Adviser through its relationship with the Fund(s), the Board noted that the Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s).

SUPPLEMENT DATED JUNE 6, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Mellon Capital NYSE® International 25 Fund

On June 3-4, 2014, the Board of Managers (“Board”) of the JNL Variable Fund LLC approved the reorganization of the JNL/Mellon Capital NYSE® International 25 Fund (“NYSE Fund”), a portfolio of JNL Variable Fund LLC, into the JNL/Mellon Capital International Index Fund (“International Index Fund”) (the “Reorganization”), a series of the JNL Series Trust.

It is expected that the Reorganization will take place on or around September 12, 2014.

Under the terms of the Plan of Reorganization, the NYSE Fund’s assets and liabilities will be transferred to International Index Fund in return for shares of the International Index Fund of equal value as of the valuation date. These International Index Fund shares will be distributed pro rata to shareholders of the NYSE Fund in exchange for their fund shares. Current NYSE Fund shareholders will thus become shareholders of the International Index Fund and receive shares of International Index Fund with a total net asset value equal to that of their shares of the NYSE Fund at the time of reorganization. The proposed transaction is expected to be tax-free for Contract owners and for the funds for federal income tax purposes.

The investment objectives, principal investment strategies and risks of the NYSE Fund and the International Index Fund are similar. A full description of the International Index Fund and the terms of the proposed reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the NYSE Fund on or about August 4, 2014.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of International Index Fund, nor is it a solicitation of any proxy. For more information regarding International Index Fund, or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

This Supplement is dated June 6, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, JMV5765 09/13, JMV2731 04/14, JMV8037 04/14, JMV8037BE 04/14, JMV9476L 09/13, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7697NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV8037NY 04/14, JMV8037BENY 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, NV5825GW 04/14, HR105 04/14 and VC2440 04/14.)

CMX13204 06/14

SUPPLEMENT DATED JULY 21, 2014

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

On June 3-4, 2014, Jackson National Asset Management, LLC recommended and the Board of Managers of the JNL Variable Fund LLC (“Board”) approved the closure of the following fund to investors, as outlined below, effective September 15, 2014:

Fund to be Closed to Separate Account Investors; but Available to Funds of Funds*:

- JNL/Mellon Capital Communications Sector Fund

Distributions of dividends and realized capital gains will continue to automatically be reinvested in additional shares.

1

The following only applies to variable annuity products:

*Please note that the Investment Division of the JNL/Mellon Capital Communications Sector Fund has been closed, but will continue to be available as an Underlying Fund to the Fund of Funds.

For additional information, please see the Supplement dated July 21, 2014 to the product prospectuses.

This Supplement is dated July 14, 2014.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, JMV2731 04/14, JMV9476L 04/14, VC5825GW 04/14, VC3652 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7698NY 04/14, NV5869 04/14, JMV7697NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, NV5825GW 04/14, HR105 04/14 and VC2440 04/14.)

CMX13420 07/14

SUPPLEMENT DATED JANUARY 16, 2015

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Mellon Capital Value Line® 30 Fund

On January 13, 2015, the Board of Managers (“Board”) of the JNL Variable Fund LLC (“VF LLC”) approved the reorganization of the JNL/Mellon Capital Value Line® 30 Fund (“Value Line 30 Fund”) into the JNL/Mellon Capital S&P® 24 Fund (“S&P 24 Fund”) (the “Reorganization”), each a series of the VF LLC.

Because applicable legal requirements do not require member approval of the Reorganization and the Board has determined that the Reorganization is in the best interests of the Value Line 30 Fund, members are not being asked to vote on the Reorganization. It is expected that the Reorganization will take place on or around April 24, 2015 (“Closing Date”).

Under the terms of the Plan of Reorganization, the Value Line 30 Fund’s assets and liabilities will be transferred to the S&P 24 Fund in return for shares of the S&P 24 Fund of equal value as of the Closing Date. These S&P 24 Fund shares will be distributed pro rata to members of the Value Line 30 Fund in exchange for their fund shares. Value Line 30 Fund members on the Closing Date will thus become members of the S&P 24 Fund and receive shares of S&P 24 Fund with a total net asset value equal to that of their shares of the Value Line 30 Fund on the Closing Date. No sales charge, redemption fees or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before, and the Reorganization does not alter your rights under your contract or the obligations of the insurance company that issued the contract. Although the Reorganization is not expected to be a tax-free reorganization for federal income tax purposes, the Reorganization is not expected to result in adverse tax consequences to contract owners.

The investment objectives and risks of the Value Line 30 Fund and the S&P 24 Fund are similar, although their principal investment strategies are different. A full description of the S&P 24 Fund and the terms of the proposed reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to members of the Value Line 30 Fund on or about March 4, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of S&P 24 Fund, nor is it a solicitation of any proxy. For more information regarding S&P 24 Fund, or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and becomes effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, JMV5765 09/13, JMV2731 04/14, JMV8037 04/14, JMV8037BE 04/14, JMV9476L 09/13, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7697NY 04/14, NV5869 04/14, JMV7698NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV8037NY 04/14, JMV8037BENY 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, HR105 04/14 and VC2440 04/14.)

CMX14569 01/15

2

SUPPLEMENT DATED JANUARY 16, 2015

TO THE PROSPECTUS DATED APRIL 28, 2014

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/Mellon Capital JNL Optimized 5 Fund

On January 13, 2015, the Board of Managers (“Board”) of the JNL Variable Fund LLC (“VF LLC”) approved the reorganization of the JNL/Mellon Capital JNL Optimized 5 Fund (“Optimized 5 Fund”) into the JNL/Mellon Capital JNL 5 Fund (“JNL 5 Fund”) (the “Reorganization”), each a series of the VF LLC.

The Reorganization is subject to approval by the members of the Optimized 5 Fund at a members’ meeting expected to be held in April 2015. If approved, it is expected that the Reorganization will take place on or around April 24, 2015 (“Closing Date”). No assurance can be given that the Reorganization will be approved by contract owners.

Under the terms of the Plan of Reorganization, the Optimized 5 Fund’s assets and liabilities will be transferred to the JNL 5 Fund in return for shares of the JNL 5 Fund of equal value as of the Closing Date. These JNL 5 Fund shares will be distributed pro rata to members of the Optimized 5 Fund in exchange for their fund shares. Optimized 5 Fund members on the Closing Date will thus become members of the JNL 5 Fund and receive shares of JNL 5 Fund with a total net asset value equal to that of their shares of the Optimized 5 Fund on the Closing Date. No sales charge, redemption fees or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before, and the Reorganization does not alter your rights under your contract or the obligations of the insurance company that issued the contract. Although the Reorganization is not expected to be a tax-free reorganization for federal income tax purposes, the Reorganization is not expected to result in adverse tax consequences to contract owners.

The investment objectives, principal investment strategies and risks of the Optimized 5 Fund and the JNL 5 Fund are similar. A full description of the JNL 5 Fund and the terms of the proposed reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to members of the Optimized 5 Fund on or about February 20, 2015.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of JNL 5 Fund, nor is it a solicitation of any proxy. For more information regarding JNL 5 Fund, or to receive a free copy of an proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and becomes effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

This Supplement is dated January 16, 2015.

(To be used with JMV7698 04/14, VC5869 04/14, JMV7697 04/14, VC5890 04/14, VC5890ML 04/14, VC4224 04/14, JMV8798 04/14, JMV9476 04/14, JMV5763ML 04/14, JMV9476ML 04/14, JMV5763WF 04/14, JMV9476WF 04/14, JMV5765 09/13, JMV2731 04/14, JMV9476L 09/13, VC5825GW 04/14, VC5885GW 04/14, VC5884GW 04/14, JMV7697NY 04/14, NV5869 04/14, JMV7698NY 04/14, NV5890 04/14, NV4224 04/14, JMV9476NY 04/14, NV4224WF 04/14, JMV9476WFNY 04/14, NMV2731 04/14, JMV9476LNY 04/14, FVC4224FT 04/14, VC5526 04/14, VC3656 04/14, VC3657 04/14, VC3723 04/14, NV5526 04/14, NV3174GW 04/14, NV3174CEGW 04/14, NV3784 04/14, NV5825GW 04/14, HR105 04/14 and VC2440 04/14.)

CMX14570 01/15

3

JNL Series Trust JNL Variable Fund LLC One Corporate Way Lansing, MI 48951	PRSRT STD U.S. POSTAGE PAID JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

VADV7338 01/15

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William R. Rybak as an Audit Committee financial expert serving on its Audit Committee. William R. Rybak is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is directly responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2013 and December 31, 2014. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2013	$80,855	$0	$44,214	$59,138
2014	$81,048	$0	$51,640	$43,704

The above Tax Fees for 2013 and 2014 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

The above All Other Fees for 2013 and 2014 are the aggregate fees billed for professional services by KPMG to the registrant related to European withholding reclaims.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2013	$128,954	$10,000	$0
2014	$134,017	$10,500	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an attestation on the suitability of design and operating effectiveness of control pursuant to Statement on Standards for Attestation Engagements No. 16 of the registrant’s adviser and administrator and an audit of a non-registered affiliated investment company.

The above Tax Fees for 2013 and 2014 are the aggregate fees billed for professional services by KPMG to adviser entities for tax compliance, tax advice, and tax return review.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant’s auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors’ independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2013 was $242,306. As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2014 was $239,861.

(h) For the fiscal years ended December 31, 2013 and December 31, 2014, the Audit Committee of the registrant’s Board of Managers considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund for which a summary schedule of investments was provided in the Annual Report dated December 31, 2014, pursuant to §210.1212 of Regulation S-X.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
JNL/Mellon Capital JNL 5 Fund

COMMON STOCKS - 98.6%

CONSUMER DISCRETIONARY - 12.6%
American Axle & Manufacturing Holdings Inc. (c)	296	$6,687
Arctic Cat Inc.	55	1,947
Asbury Automotive Group Inc. (c)	123	9,324
Bridgepoint Education Inc. (c)	223	2,521
Brown Shoe Co. Inc.	171	5,498
Carmike Cinemas Inc. (c)	93	2,455
Chuy’s Holdings Inc. (c)	65	1,276
Cimpress NV (c) (d)	130	9,728
Cinemark Holdings Inc.	756	26,909
Core-Mark Holding Co. Inc.	91	5,618
Cracker Barrel Old Country Store Inc. (d)	93	13,139
CTC Media Inc.	623	3,032
Dorman Products Inc. (c) (d)	144	6,933
Drew Industries Inc.	93	4,731
Finish Line Inc. - Class A	192	4,669
Gannett Co. Inc.	852	27,205
H&R Block Inc.	857	28,859
Helen of Troy Ltd. (c)	127	8,245
Interval Leisure Group Inc.	224	4,677
iRobot Corp. (c) (d)	114	3,950
Ladbrokes Plc	14,015	23,978
Lithia Motors Inc. - Class A	91	7,883
Mattress Firm Holding Corp. (c) (d)	133	7,741
McDonald’s Corp.	652	61,093
Men’s Wearhouse Inc.	187	8,240
Meredith Corp.	142	7,723
Monro Muffler Brake Inc.	125	7,198
Oxford Industries Inc.	66	3,645
Papa John’s International Inc.	169	9,451
Shutterfly Inc. (c)	150	6,271
Smith & Wesson Holding Corp. (c) (d)	215	2,033
Sturm Ruger & Co. Inc. (d)	77	2,668
Target Corp.	367	27,849
Texas Roadhouse Inc. - Class A	280	9,450
VF Corp.	973	72,890

		435,516

CONSUMER STAPLES - 4.1%
Boston Beer Co. Inc. - Class A (c) (d)	34	9,975
Campbell Soup Co.	591	26,017
ConAgra Foods Inc.	753	27,312
Kellogg Co.	416	27,233
PepsiCo Inc.	306	28,916
Tesco Plc	7,690	22,421

		141,874

ENERGY - 6.2%
California Resources Corp. (c)	109	600
Chevron Corp.	506	56,776
China Coal Energy Co. (d)	77,633	48,530
Enbridge Inc.	582	29,931
Helmerich & Payne Inc.	302	20,388
Newpark Resources Inc. (c)	342	3,264
Occidental Petroleum Corp.	270	21,762
Stone Energy Corp. (c)	202	3,404
Teekay Corp.	530	26,973
Tesco Corp.	159	2,034
Tetra Technologies Inc. (c)	319	2,131

		215,793

FINANCIALS - 13.4%
Ameriprise Financial Inc.	530	70,144
Bank of China Ltd. - Class H	89,348	50,148

	Shares	Value
Bank of Communications Co. Ltd.	60,063	55,845
Bank of the Ozarks Inc.	291	11,031
BGC Partners Inc. - Class A	709	6,490
China Construction Bank Corp. - Class H	54,203	44,272
First Financial Bankshares Inc. (d)	252	7,515
FXCM Inc. - Class A (d)	174	2,889
Hanover Insurance Group Inc.	173	12,321
Horace Mann Educators Corp.	159	5,266
Industrial & Commercial Bank of China Ltd. - Class H	64,142	46,836
Man Group Plc	29,392	73,140
PRA Group Inc. (c) (d)	196	11,376
RSA Insurance Group Plc (c)	5,395	36,422
South State Corp.	95	6,368
StanCorp Financial Group Inc.	173	12,111
Umpqua Holdings Corp.	443	7,528
Virtus Investment Partners Inc.	35	6,032

		465,734

HEALTH CARE - 11.0%
Air Methods Corp. (c) (d)	154	6,787
Amsurg Corp. (c)	126	6,911
Baxter International Inc.	363	26,589
Bristol-Myers Squibb Co.	477	28,162
Cambrex Corp. (c)	120	2,596
Cantel Medical Corp.	164	7,089
Conmed Corp.	109	4,914
HealthSouth Corp.	344	13,224
Masimo Corp. (c)	221	5,812
McKesson Corp.	377	78,202
Medicines Co. (c)	254	7,018
Merck & Co. Inc.	1,214	68,949
MWI Veterinary Supply Inc. (c)	50	8,576
Omnicell Inc. (c)	141	4,682
Pfizer Inc.	3,431	106,886
Quidel Corp. (c) (d)	136	3,921
		380,318

INDUSTRIALS - 13.4%
Barnes Group Inc.	206	7,607
Boeing Co.	436	56,733
Comfort Systems USA Inc.	152	2,596
Corporate Executive Board Co.	132	9,538
Delta Air Lines Inc.	2,081	102,370
Deluxe Corp.	198	12,320
Encore Capital Group Inc. (c) (d)	102	4,513
G&K Services Inc. - Class A	77	5,458
General Electric Co.	3,811	96,295
H&E Equipment Services Inc.	139	3,903
Hawaiian Holdings Inc. (c) (d)	203	5,299
Heartland Express Inc. (d)	334	9,019
JetBlue Airways Corp. (c) (d)	1,113	17,660
Korn/Ferry International (c)	195	5,617
Northrop Grumman Systems Corp.	533	78,596
On Assignment Inc. (c)	211	7,003
Orbital Sciences Corp. (c)	235	6,320
Roadrunner Transportation Systems Inc. (c)	150	3,500
TAL International Group Inc. (d)	133	5,815
Taser International Inc. (c) (d)	206	5,444
Tennant Co.	73	5,296
TrueBlue Inc. (c)	162	3,598
US Ecology Inc. (d)	85	3,392
Veritiv Corp. (c)	10	542
WESCO Aircraft Holdings Inc. (c)	377	5,273

		463,707

INFORMATION TECHNOLOGY - 24.7%
Advanced Energy Industries Inc. (c)	155	3,664

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Advent Software Inc.	199	6,093
Blackbaud Inc.	179	7,759
Cisco Systems Inc.	4,630	128,795
CSG Systems International Inc.	136	3,399
Dealertrack Technologies Inc. (c)	174	7,702
FARO Technologies Inc. (c)	68	4,272
Heartland Payment Systems Inc.	144	7,772
Hewlett-Packard Co.	2,141	85,900
Hollysys Automation Technologies Ltd. (c)	224	5,474
Intel Corp.	3,953	143,461
InvenSense Inc. (c) (d)	341	5,551
j2 Global Inc.	184	11,433
Leidos Holdings Inc.	538	23,408
Littelfuse Inc.	88	8,467
Micron Technology Inc. (c)	2,902	101,585
Microsoft Corp.	1,640	76,164
Monolithic Power Systems Inc.	152	7,538
Plexus Corp. (c)	133	5,490
Sapient Corp. (c)	551	13,715
Seagate Technology	1,063	70,720
Sohu.com Inc. (c)	149	7,938
SPS Commerce Inc. (c)	64	3,627
Stamps.com Inc. (c)	63	3,021
Synaptics Inc. (c)	129	8,908
Western Digital Corp.	728	80,543
Western Union Co. (d)	1,490	26,686

		859,085

MATERIALS - 7.6%
Balchem Corp.	119	7,915
Berry Plastics Group Inc. (c)	457	14,409
Dow Chemical Co.	576	26,256
Flotek Industries Inc. (c) (d)	207	3,878
Goldcorp Inc.	1,124	20,822
HB Fuller Co.	199	8,875
International Paper Co.	516	27,646
LyondellBasell Industries NV - Class A	319	25,299
MeadWestvaco Corp.	697	30,919
Nucor Corp.	475	23,302
P.H. Glatfelter Co.	171	4,382
Scotts Miracle-Gro Co.	406	25,279
Sonoco Products Co.	613	26,772
Worthington Industries Inc.	271	8,165
Yamana Gold Inc. (d)	2,830	11,376

		265,295

TELECOMMUNICATION SERVICES - 5.6%
AT&T Inc.	3,009	101,078
Verizon Communications Inc.	1,582	73,985
Vodafone Group Plc	5,910	20,263

		195,326

Total Common Stocks (cost $2,902,085)		3,422,648

INVESTMENT COMPANIES - 1.5%
SPDR S&P 500 ETF Trust	254	52,221

Total Investment Companies (cost $52,767)		52,221

SHORT TERM INVESTMENTS - 4.4%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	149	149

	Shares	Value
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	153,040	153,040

Total Short Term Investments (cost $153,189)		153,189

Total Investments - 104.5% (cost $3,108,041)		3,628,058
Other Assets and Liabilities, Net - (4.5%)		(155,041)

Total Net Assets - 100.0%		$3,473,017

JNL/Mellon Capital JNL Optimized 5 Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 13.3%
Bayerische Motoren Werke AG	29	$3,132
Cinemark Holdings Inc.	60	2,132
Comcast Corp. - Class A	202	11,727
Federal-Mogul Corp. (c)	52	837
Gannett Co. Inc.	67	2,144
Goodyear Tire & Rubber Co.	78	2,229
H&R Block Inc.	68	2,287
Hyatt Hotels Corp. (c)	21	1,239
Ladbrokes Plc	1,315	2,249
Liberty Global Plc - Class A (c)	26	1,324
Liberty Global Plc - Class C (c)	26	1,274
Liberty Interactive Corp. (c)	56	1,642
Liberty Ventures - Class A (c)	8	305
Marriott International Inc. - Class A	35	2,729
Reed Elsevier Plc	225	3,835
Starbucks Corp.	88	7,241
Target Corp.	31	2,360
Viacom Inc. - Class B	46	3,474
Visteon Corp. (c)	16	1,668
Wolters Kluwer NV	118	3,600
Wynn Resorts Ltd.	12	1,756

		59,184

CONSUMER STAPLES - 4.9%
Aryzta AG	43	3,306
Campbell Soup Co.	47	2,047
Colruyt SA (d)	60	2,769
ConAgra Foods Inc.	59	2,139
Kellogg Co.	33	2,132
Koninklijke Ahold NV	172	3,052
PepsiCo Inc.	24	2,287
Tesco Plc	1,324	3,860

		21,592

ENERGY - 13.6%
Alpha Natural Resources Inc. (c) (d)	147	246
BP Plc - ADR (d)	216	8,220
California Resources Corp. (c)	8	46
Chesapeake Energy Corp.	211	4,129
China Coal Energy Co. (d)	7,245	4,529
Devon Energy Corp.	129	7,893
Enbridge Inc. (d)	46	2,360
ENI SpA	139	2,443
Helmerich & Payne Inc.	24	1,614
Lundin Petroleum AB (c)	170	2,433
Occidental Petroleum Corp.	21	1,701
Schlumberger Ltd.	117	9,981
Seventy Seven Energy Inc. (c)	15	84
Suncor Energy Inc.	300	9,548
Teekay Corp.	42	2,156
Total SA	56	2,847

		60,230

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
FINANCIALS - 12.2%
Admiral Group Plc	155	3,171
Aviva Plc	453	3,402
Bank of China Ltd. - Class H	8,625	4,841
Bank of Communications Co. Ltd.	5,674	5,275
China Construction Bank Corp. - Class H	5,253	4,291
Hannover Rueck SE	39	3,559
Host Hotels & Resorts Inc.	240	5,706
Industrial & Commercial Bank of China Ltd. - Class H	5,897	4,306
Man Group Plc	2,696	6,709
Nordea Bank AB	253	2,926
RSA Insurance Group Plc (c)	508	3,429
SCOR SE	94	2,839
Zurich Financial Services AG	12	3,632

		54,086

HEALTH CARE - 9.1%
Alere Inc. (c)	29	1,105
Amgen Inc.	88	14,078
Baxter International Inc.	28	2,087
Bristol-Myers Squibb Co.	37	2,204
Express Scripts Holding Co. (c)	94	7,991
Henry Schein Inc. (c)	10	1,383
Mylan Inc. (c)	45	2,537
Novartis AG	42	3,876
Pfizer Inc.	127	3,954
Select Medical Holdings Corp.	94	1,355

		40,570

INDUSTRIALS - 7.1%
Alstom SA (c)	94	3,021
Avery Dennison Corp.	31	1,593
BAE Systems Plc	467	3,417
Brink’s Co.	31	754
Deutsche Lufthansa AG	158	2,618
Elbit Systems Ltd. (d)	18	1,070
General Electric Co.	141	3,562
Hexagon AB - Class B	107	3,306
JetBlue Airways Corp. (c) (d)	115	1,832
Manitowoc Co. Inc.	44	982
Southwest Airlines Co.	221	9,364
Veritiv Corp. (c)	1	42

		31,561

INFORMATION TECHNOLOGY - 22.9%
Activision Blizzard Inc.	81	1,633
Apple Inc.	134	14,748
Avago Technologies Ltd.	29	2,944
Brocade Communications Systems Inc.	143	1,688
Check Point Software Technologies Ltd. (c)	23	1,826
Cisco Systems Inc.	175	4,870
Cognizant Technology Solutions Corp. - Class A (c)	71	3,750
Computer Sciences Corp.	47	2,962
F5 Networks Inc. (c)	12	1,547
Finisar Corp. (c)	44	849
Fiserv Inc. (c)	30	2,136
Google Inc. - Class A (c)	9	4,953
Google Inc. - Class C (c)	9	4,913
Intel Corp.	149	5,419
Intuit Inc.	34	3,091
Leidos Holdings Inc.	42	1,827
Marvell Technology Group Ltd.	157	2,279
NXP Semiconductors NV (c)	29	2,243
Oracle Corp.	274	12,341
Paychex Inc.	42	1,962
QUALCOMM Inc.	142	10,528

	Shares	Value
Skyworks Solutions Inc.	60	4,374
Texas Instruments Inc.	128	6,852
Western Union Co. (d)	117	2,103

		101,838

MATERIALS - 6.6%
Alcoa Inc.	340	5,361
Barrick Gold Corp.	370	3,974
Commercial Metals Co.	52	848
Dow Chemical Co.	45	2,062
Goldcorp Inc.	89	1,641
International Paper Co.	41	2,175
LyondellBasell Industries NV - Class A	25	1,992
MeadWestvaco Corp.	55	2,445
Nucor Corp.	37	1,834
Scotts Miracle-Gro Co.	32	1,988
Sigma-Aldrich Corp.	14	1,916
Sonoco Products Co.	48	2,116
Yamana Gold Inc. (d)	222	894

		29,246

TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	111	3,714
Belgacom SA (d)	112	4,074
Koninklijke KPN NV	1,008	3,182
Level 3 Communications Inc. (c)	71	3,525
Swisscom AG	6	3,339
Verizon Communications Inc.	26	1,237
Vodafone Group Plc	548	1,878

		20,949

UTILITIES - 5.1%
AES Corp.	231	3,176
Centrica Plc	585	2,535
Energias de Portugal SA	904	3,504
National Grid Plc	255	3,625
Scottish & Southern Energy Plc	149	3,777
Snam Rete Gas SpA	606	3,000
Terna Rete Elettrica Nazionale SpA	670	3,043

		22,660

Total Common Stocks (cost $394,497)		441,916

INVESTMENT COMPANIES - 0.5%
SPDR S&P 500 ETF Trust	11	2,251

Total Investment Companies (cost $2,278)		2,251

SHORT TERM INVESTMENTS - 4.7%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	2,202	2,202

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	18,442	18,442

Total Short Term Investments (cost $20,644)		20,644

Total Investments - 104.7% (cost $417,419)		464,811
Other Assets and Liabilities, Net - (4.7%)		(20,825)

Total Net Assets - 100.0%		$443,986

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
JNL/Mellon Capital Consumer Brands Sector Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 99.3%
1-800-Flowers.com Inc. - Class A (c)	4	$31
2U Inc. (c) (d)	3	63
Aaron’s Inc.	13	388
Abercrombie & Fitch Co. - Class A (d)	14	404
Advance Auto Parts Inc.	14	2,187
Aeropostale Inc. (c) (d)	14	33
Amazon.com Inc. (c)	74	22,904
AMC Entertainment Holdings Inc. - Class A	4	99
AMC Networks Inc. - Class A (c)	11	714
America’s Car-Mart Inc. (c)	1	77
American Axle & Manufacturing Holdings Inc. (c)	13	303
American Eagle Outfitters Inc. (d)	33	456
American Public Education Inc. (c)	3	113
Ann Inc. (c)	9	327
Apollo Education Group Inc. - Class A (c)	19	634
Arctic Cat Inc.	2	80
Asbury Automotive Group Inc. (c)	5	396
Ascena Retail Group Inc. (c)	26	331
Ascent Capital Group Inc. (c)	2	113
Autoliv Inc.	17	1,855
AutoNation Inc. (c)	15	889
AutoZone Inc. (c)	6	3,815
Barnes & Noble Inc. (c)	7	160
Beazer Homes USA Inc. (c)	5	91
Bed Bath & Beyond Inc. (c)	38	2,911
Belmond Ltd. - Class A (c)	19	236
Best Buy Co. Inc.	56	2,175
Big 5 Sporting Goods Corp.	3	45
Big Lots Inc.	10	406
Biglari Holdings Inc. (c)	—	116
BJ’s Restaurants Inc. (c)	5	256
Black Diamond Inc. (c)	4	32
Bloomin’ Brands Inc. (c)	19	466
Blue Nile Inc. (c)	2	76
Bob Evans Farms Inc.	5	235
BorgWarner Inc.	43	2,360
Boyd Gaming Corp. (c)	13	171
Bravo Brio Restaurant Group Inc. (c) (d)	3	35
Bridgepoint Education Inc. (c)	3	29
Bright Horizons Family Solutions Inc. (c)	7	346
Brinker International Inc.	12	719
Brown Shoe Co. Inc.	8	264
Brunswick Corp.	18	909
Buckle Inc. (d)	6	290
Buffalo Wild Wings Inc. (c)	4	662
Burlington Stores Inc. (c)	9	423
Cabela’s Inc. - Class A (c) (d)	9	494
Cablevision Systems Corp. - Class A (d)	36	743
Caesars Acquisition Co. - Class A (c)	8	86
Caesars Entertainment Corp. (c) (d)	10	160
Callaway Golf Co.	14	105
Capella Education Co.	2	150
Career Education Corp. (c)	10	72
Carmax Inc. (c)	42	2,763
Carmike Cinemas Inc. (c)	4	108
Carnival Corp.	72	3,281
Carter’s Inc.	10	887
Cato Corp. - Class A	5	197
Cavco Industries Inc. (c)	1	111
CBS Corp. - Class B	92	5,066
Charter Communications Inc. - Class A (c)	14	2,399

	Shares	Value
Cheesecake Factory Inc. (d)	9	447
Chico’s FAS Inc.	27	431
Childrens Place Retail Stores Inc.	4	249
Chipotle Mexican Grill Inc. - Class A (c)	6	3,980
Choice Hotels International Inc.	6	343
Churchill Downs Inc.	2	226
Chuy’s Holdings Inc. (c) (d)	3	54
Cinemark Holdings Inc.	19	690
Clear Channel Outdoor Holdings Inc.	6	68
ClubCorp Holdings Inc.	6	102
Coach Inc.	52	1,957
Columbia Sportswear Co.	5	237
Comcast Corp. - Class A	404	23,433
Comcast Corp. - Special Class A (d)	80	4,633
Conn’s Inc. (c) (d)	5	89
Container Store Group Inc. (c) (d)	3	64
Cooper Tire & Rubber Co.	12	404
Core-Mark Holding Co. Inc.	5	282
Coupons.com Inc. (c) (d)	10	171
Cracker Barrel Old Country Store Inc. (d)	4	501
Crocs Inc. (c)	16	194
CSS Industries Inc. (d)	1	41
CST Brands Inc.	14	621
Cumulus Media Inc. - Class A (c)	30	127
D.R. Horton Inc.	62	1,575
Dana Holding Corp.	29	626
Darden Restaurants Inc.	25	1,462
Deckers Outdoor Corp. (c)	6	585
Del Frisco’s Restaurant Group Inc. (c)	4	98
Delphi Automotive Plc	56	4,086
Denny’s Corp. (c)	15	158
DeVry Education Group Inc.	11	512
Diamond Resorts International Inc. (c)	6	167
Dick’s Sporting Goods Inc.	18	907
Dillard’s Inc. - Class A	5	595
DineEquity Inc.	3	348
DIRECTV (c)	90	7,766
Discovery Communications Inc. - Class A (c)	28	964
Discovery Communications Inc. - Class C (c)	53	1,790
DISH Network Corp. - Class A (c)	42	3,043
Dollar General Corp. (c)	57	4,022
Dollar Tree Inc. (c)	39	2,739
Domino’s Pizza Inc.	11	990
Dorman Products Inc. (c) (d)	6	294
DreamWorks Animation SKG Inc. - Class A (c) (d)	13	285
Drew Industries Inc.	4	226
DSW Inc. - Class A	14	527
Dunkin’ Brands Group Inc. (d)	20	832
El Pollo Loco Holdings Inc. (c) (d)	2	46
Entercom Communications Corp. - Class A (c)	4	45
Entravision Communications Corp.	10	67
Ethan Allen Interiors Inc.	5	142
EW Scripps Co. - Class A (c)	5	122
Expedia Inc.	19	1,655
Express Inc. (c)	17	244
Extended Stay America Inc.	12	223
Family Dollar Stores Inc.	19	1,530
Federal-Mogul Corp. (c)	7	110
Fiesta Restaurant Group Inc. (c)	5	304
Finish Line Inc. - Class A	10	233
Five Below Inc. (c) (d)	8	335
Foot Locker Inc.	27	1,533
Ford Motor Co.	679	10,530
Fossil Group Inc. (c)	9	999
Fox Factory Holding Corp. (c)	3	51
Francesca’s Holdings Corp. (c)	7	124
Fred’s Inc.	6	107

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
FTD Cos. Inc. (c)	3	116
G-III Apparel Group Ltd. (c)	4	391
GameStop Corp. - Class A (d)	21	713
Gannett Co. Inc.	42	1,348
Gap Inc.	45	1,879
Garmin Ltd. (d)	22	1,152
General Motors Co.	241	8,414
Genesco Inc. (c)	5	353
Gentex Corp.	27	990
Gentherm Inc. (c)	7	246
Genuine Parts Co.	29	3,066
GNC Holdings Inc. - Class A	17	784
Goodyear Tire & Rubber Co.	52	1,494
Graham Holdings Co.	1	721
Grand Canyon Education Inc. (c)	8	393
Gray Television Inc. (c)	9	98
Group 1 Automotive Inc.	4	366
Groupon Inc. - Class A (c)	82	677
Guess? Inc.	13	266
H&R Block Inc.	52	1,743
HanesBrands Inc.	19	2,092
Harley-Davidson Inc.	41	2,712
Harman International Industries Inc.	13	1,381
Harte-Hanks Inc.	8	63
Hasbro Inc.	22	1,190
Haverty Furniture Cos. Inc.	4	78
Helen of Troy Ltd. (c)	6	361
Hibbett Sports Inc. (c)	5	249
Hilton Worldwide Holdings Inc. (c)	75	1,948
Home Depot Inc.	253	26,551
Houghton Mifflin Harcourt Co. (c)	26	548
Hovnanian Enterprises Inc. - Class A (c) (d)	21	85
HSN Inc.	6	486
Iconix Brand Group Inc. (c)	8	287
Installed Building Products Inc. (c)	3	60
International Game Technology	46	797
International Speedway Corp. - Class A	5	148
Interpublic Group of Cos. Inc.	80	1,661
Interval Leisure Group Inc.	7	149
Intrawest Resorts Holdings Inc. (c) (d)	3	35
iRobot Corp. (c) (d)	6	197
Isle of Capri Casinos Inc. (c)	4	30
ITT Educational Services Inc. (c) (d)	2	23
J.C. Penney Co. Inc. (c) (d)	58	374
Jack in the Box Inc.	7	577
Jarden Corp. (c)	35	1,660
John Wiley & Sons Inc. - Class A (d)	9	527
Johnson Controls Inc.	125	6,043
Journal Communications Inc. - Class A (c)	6	71
K12 Inc. (c)	6	70
Kate Spade & Co. (c)	24	773
KB Home (d)	16	270
Kirkland’s Inc. (c)	2	55
Kohl’s Corp.	39	2,397
Krispy Kreme Doughnuts Inc. (c)	13	254
L Brands Inc.	47	4,027
La Quinta Holdings Inc. (c)	14	311
La-Z-Boy Inc.	10	279
Lands’ End Inc. (c)	4	197
Las Vegas Sands Corp.	76	4,392
Leapfrog Enterprises Inc. - Class A (c)	11	54
Lear Corp.	15	1,471
Leggett & Platt Inc.	26	1,107
Lennar Corp. - Class A	33	1,462
LGI Homes Inc. (c) (d)	3	41
Liberty Broadband Corp. - Class A (c)	4	215
Liberty Broadband Corp. - Class C (c)	10	484
Liberty Global Plc - Class A (c)	47	2,340

	Shares	Value
Liberty Global Plc - Class C (c)	119	5,764
Liberty Interactive Corp. (c)	85	2,504
Liberty Media Corp. - Class A (c)	18	637
Liberty Media Corp. - Class C (c)	38	1,348
Liberty TripAdvisor Holdings Inc. - Class A (c) (d)	13	348
Liberty Ventures - Class A (c)	26	965
Life Time Fitness Inc. (c)	7	411
LifeLock Inc. (c)	8	151
Lions Gate Entertainment Corp. (d)	16	500
Lithia Motors Inc. - Class A	5	390
Live Nation Inc. (c)	26	675
LKQ Corp. (c)	57	1,603
Lowe’s Cos. Inc.	185	12,757
Lululemon Athletica Inc. (c) (d)	20	1,142
Lumber Liquidators Holdings Inc. (c) (d)	5	330
M/I Homes Inc. (c)	4	99
Macy’s Inc.	66	4,359
Madison Square Garden Inc. - Class A (c)	12	899
Marcus Corp.	3	52
MarineMax Inc. (c)	4	87
Marriott International Inc. - Class A	44	3,429
Marriott Vacations Worldwide Corp.	5	396
Mattel Inc.	64	1,982
Mattress Firm Holding Corp. (c) (d)	3	161
McClatchy Co. - Class A (c)	11	35
McDonald’s Corp.	184	17,287
MDC Holdings Inc. (d)	8	211
Media General Inc. (c) (d)	14	230
Men’s Wearhouse Inc.	8	338
Meredith Corp.	7	387
Meritage Homes Corp. (c)	7	264
MGM Resorts International (c)	74	1,581
Michael Kors Holdings Ltd. (c)	39	2,900
Modine Manufacturing Co. (c)	8	114
Mohawk Industries Inc. (c)	12	1,811
Monro Muffler Brake Inc.	6	339
Morningstar Inc.	4	264
Motorcar Parts of America Inc. (c)	3	95
Movado Group Inc.	3	93
National CineMedia Inc.	11	154
Nautilus Inc. (c)	6	84
Netflix Inc. (c)	11	3,656
New Media Investment Group Inc.	6	135
New York Times Co. - Class A (d)	26	342
Newell Rubbermaid Inc.	52	1,963
News Corp. - Class A (c)	72	1,124
Nexstar Broadcasting Group Inc. - Class A	6	312
Nike Inc. - Class B	130	12,476
Noodles & Co. - Class A (c) (d)	3	83
Nordstrom Inc.	27	2,128
Norwegian Cruise Line Holdings Ltd. (c)	17	796
NutriSystem Inc.	5	93
NVR Inc. (c)	1	964
O’Reilly Automotive Inc. (c)	19	3,747
Office Depot Inc. (c)	94	809
Omnicom Group Inc.	47	3,647
Orbitz Worldwide Inc. (c)	16	128
Outerwall Inc. (c)	3	233
Overstock.com Inc. (c)	3	65
Oxford Industries Inc.	3	145
Panera Bread Co. - Class A (c)	5	834
Papa John’s International Inc.	6	339
Penn National Gaming Inc. (c) (d)	14	198
Penske Auto Group Inc.	8	416
Pep Boys-Manny Moe & Jack (c)	8	82
PetMed Express Inc. (d)	3	50
PetSmart Inc.	18	1,435

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Pier 1 Imports Inc.	17	261
Pinnacle Entertainment Inc. (c) (d)	12	263
Polaris Industries Inc. (d)	12	1,784
Pool Corp.	8	527
Popeyes Louisiana Kitchen Inc. (c)	5	262
Potbelly Corp. (c) (d)	2	30
Priceline Group Inc. (c)	10	11,233
Pulte Homes Inc.	64	1,380
PVH Corp.	15	1,973
Quicksilver Inc. (c) (d)	22	48
Ralph Lauren Corp. - Class A	11	2,127
Red Robin Gourmet Burgers Inc. (c)	3	213
Regal Entertainment Group - Class A (d)	16	348
Regis Corp. (c)	10	168
Rent-A-Center Inc.	10	375
Rentrak Corp. (c)	2	127
Restoration Hardware Holdings Inc. (c) (d)	6	566
RetailMeNot Inc. (c)	5	76
Ross Stores Inc.	40	3,770
Royal Caribbean Cruises Ltd.	31	2,584
Ruby Tuesday Inc. (c)	11	73
Ruth’s Hospitality Group Inc.	6	94
Ryland Group Inc.	9	351
Sally Beauty Holdings Inc. (c)	29	905
Scholastic Corp.	6	206
Scientific Games Corp. - Class A (c) (d)	9	113
Scripps Networks Interactive Inc. - Class A	15	1,119
Sears Holdings Corp. (c) (d)	6	196
Sears Hometown and Outlet Stores Inc. (c)	2	27
SeaWorld Entertainment Inc.	14	257
Select Comfort Corp. (c)	11	287
Service Corp. International	40	916
ServiceMaster Global Holdings Inc. (c)	9	254
SFX Entertainment Inc. (c) (d)	8	38
Shoe Carnival Inc.	2	63
Shutterfly Inc. (c)	7	307
Signet Jewelers Ltd.	14	1,887
Sinclair Broadcast Group Inc. - Class A (d)	13	361
Sirius XM Holdings Inc. (c)	477	1,669
Six Flags Entertainment Corp.	13	544
Skechers U.S.A. Inc. - Class A (c)	8	415
Smith & Wesson Holding Corp. (c) (d)	10	91
Sonic Automotive Inc.	6	165
Sonic Corp.	10	276
Sotheby’s - Class A (d)	11	476
Stage Stores Inc.	6	115
Standard Motor Products Inc.	4	138
Standard-Pacific Corp. (c)	31	227
Staples Inc.	120	2,183
Starbucks Corp.	141	11,577
Starwood Hotels & Resorts Worldwide Inc.	36	2,922
Starz - Class A (c)	15	450
Stein Mart Inc.	5	74
Steiner Leisure Ltd. (c)	2	113
Steven Madden Ltd. (c)	11	364
Strayer Education Inc. (c)	2	142
Sturm Ruger & Co. Inc. (d)	3	119
Superior Industries International Inc.	4	75
Target Corp.	113	8,581
Taylor Morrison Home Corp. - Class A (c)	6	109
Tempur Sealy International Inc. (c)	12	642
Tenneco Inc. (c)	11	640
Tesla Motors Inc. (c) (d)	16	3,637
Texas Roadhouse Inc.	13	423
Thor Industries Inc.	9	501
Tiffany & Co.	24	2,597
Tile Shop Holdings Inc. (c) (d)	4	39
Time Inc. (d)	21	515

	Shares	Value
Time Warner Cable Inc.	52	7,979
Time Warner Inc.	161	13,718
TJX Cos. Inc.	130	8,923
Toll Brothers Inc. (c)	31	1,077
Tower International Inc. (c)	4	93
Tractor Supply Co.	26	2,056
TRI Pointe Homes Inc. (c)	27	418
Tribune Publishing Co.	3	77
TripAdvisor Inc. (c)	22	1,632
TRW Automotive Holdings Corp. (c)	21	2,167
Tuesday Morning Corp. (c) (d)	9	190
Tumi Holdings Inc. (c) (d)	11	273
Tupperware Brands Corp.	9	586
Twenty-First Century Fox Inc. - Class A	261	10,037
Twenty-First Century Fox Inc. - Class B	83	3,065
Ulta Salon Cosmetics & Fragrance Inc. (c)	12	1,472
Under Armour Inc. - Class A (c)	31	2,118
Unifi Inc. (c)	3	81
Universal Electronics Inc. (c)	3	183
Universal Technical Institute Inc.	4	37
Urban Outfitters Inc. (c)	20	712
Vail Resorts Inc.	7	621
Vera Bradley Inc. (c) (d)	4	80
VF Corp.	65	4,845
Viacom Inc. - Class B	70	5,253
Vince Holding Corp. (c) (d)	3	76
Visteon Corp. (c)	8	848
Vitamin Shoppe Inc. (c)	6	279
Walt Disney Co.	306	28,866
WCI Communities Inc. (c)	3	62
Weight Watchers International Inc. (c) (d)	6	147
Wendy’s Co.	52	467
Weyco Group Inc.	1	34
Whirlpool Corp.	15	2,859
William Lyon Homes - Class A (c)	3	58
Williams-Sonoma Inc.	17	1,287
Winmark Corp. (d)	-	36
Winnebago Industries Inc.	5	104
Wolverine World Wide Inc. (d)	19	551
World Wrestling Entertainment Inc. - Class A (d)	6	71
Wyndham Worldwide Corp.	24	2,020
Wynn Resorts Ltd.	15	2,267
Yum! Brands Inc.	83	6,011
Zoe’s Kitchen Inc. (c) (d)	3	92
Zumiez Inc. (c)	4	148

		547,120

ENERGY - 0.1%
Murphy USA Inc. (c)	9	594

INDUSTRIALS - 0.0%
Chegg Inc. (c) (d)	10	67
NACCO Industries Inc. - Class A	1	46

		113

INFORMATION TECHNOLOGY - 0.1%
Global Eagle Entertainment Inc. (c)	4	54
Loral Space & Communications Inc. (c)	3	206

		260

Total Common Stocks (cost $450,715)		548,087

RIGHTS - 0.0%
Liberty Broadband Corp. (c)	3	27

Total Rights (cost $0)		27

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
SHORT TERM INVESTMENTS - 3.8%

Investment Company - 0.0%
JNL Money Market Fund, 0.01% (a) (b)	93	93

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	21,075	21,075

Total Short Term Investments (cost $21,168)		21,168

Total Investments - 103.3% (cost $471,883)		569,282
Other Assets and Liabilities, Net - (3.3%)		(18,185)

Total Net Assets - 100.0%		$551,097

JNL/Mellon Capital Financial Sector Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 0.7%
Lamar Advertising Co. - Class A	12	$651
McGraw-Hill Financial. Inc.	41	3,665

		4,316

FINANCIALS - 98.7%
1st Source Corp. (d)	2	59
Acadia Realty Trust	11	339
ACE Ltd.	51	5,849
Affiliated Managers Group Inc. (c)	8	1,801
AFLAC Inc.	68	4,180
AG Mortgage Investment Trust Inc.	4	73
Agree Realty Corp.	3	100
Alexander & Baldwin Inc.	7	287
Alexander’s Inc.	-	135
Alexandria Real Estate Equities Inc.	11	978
Alleghany Corp. (c)	2	1,138
Allied World Assurance Co. Holdings Ltd.	14	534
Allstate Corp.	65	4,597
Ally Financial Inc. (c)	66	1,560
Altisource Portfolio Solutions SA (c) (d)	2	73
Altisource Residential Corp. - Class B	9	183
Ambac Financial Group Inc. (c)	7	181
American Assets Trust Inc.	6	231
American Campus Communities Inc.	16	673
American Capital Agency Corp.	54	1,182
American Capital Mortgage Investment Corp.	7	132
American Equity Investment Life Holding Co.	11	308
American Express Co.	143	13,280
American Financial Group Inc.	12	713
American Homes For Rent - Class A	22	383
American International Group Inc.	216	12,113
American Realty Capital Healthcare Trust Inc.	26	307
American Realty Capital Properties Inc.	139	1,258
American Residential Properties Inc. (c) (d)	4	75
American Tower Corp.	60	5,906
Ameriprise Financial Inc.	28	3,763
Ameris Bancorp	5	121
Amerisafe Inc.	3	109
AmTrust Financial Services Inc. (d)	5	294
Annaly Capital Management Inc.	142	1,536
Anworth Mortgage Asset Corp.	18	93
Aon Plc - Class A	42	3,977
Apartment Investment & Management Co. - Class A	22	818
Apollo Commercial Real Estate Finance Inc. (d)	6	104
Apollo Residential Mortgage Inc.	4	70
Arch Capital Group Ltd. (c)	21	1,221
Argo Group International Holdings Ltd.	4	233
Arlington Asset Investment Corp. (d)	3	81

	Shares	Value
ARMOUR Residential REIT Inc.	50	185
Arrow Financial Corp. (d)	2	49
Arthur J Gallagher & Co.	24	1,145
Artisan Partners Asset Management Inc. - Class A	5	252
Ashford Hospitality Prime Inc.	4	61
Ashford Hospitality Trust Inc.	12	121
Aspen Insurance Holdings Ltd.	10	440
Associated Bancorp	24	445
Associated Estates Realty Corp. (d)	9	219
Assurant Inc.	11	755
Assured Guaranty Ltd.	25	649
Astoria Financial Corp.	15	198
AvalonBay Communities Inc.	20	3,260
Aviv REIT Inc.	4	124
Axis Capital Holdings Ltd.	15	789
Baldwin & Lyons Inc. - Class B	1	33
BancFirst Corp.	1	62
Bancorp Inc. (c)	5	56
BancorpSouth Inc.	13	285
Bank Mutual Corp.	6	43
Bank of America Corp.	1,593	28,491
Bank of Hawaii Corp. (d)	7	405
Bank of New York Mellon Corp. (a)	172	6,965
Bank of the Ozarks Inc.	10	395
BankUnited Inc.	15	431
Banner Corp.	3	116
BB&T Corp.	109	4,227
BBCN Bancorp Inc.	13	187
Beneficial Mutual Bancorp Inc. (c) (d)	5	59
Berkshire Hathaway Inc. - Class B (c)	174	26,143
Berkshire Hills Bancorp Inc.	3	93
BGC Partners Inc. - Class A	28	255
BioMed Realty Trust Inc.	30	642
BlackRock Inc.	20	7,203
Blackstone Mortgage Trust Inc. - Class A	8	241
Blue Hills Bancorp Inc. (c)	3	47
BofI Holding Inc. (c) (d)	2	162
BOK Financial Corp.	3	201
Boston Private Financial Holdings Inc.	14	186
Boston Properties Inc.	23	2,981
Brandywine Realty Trust	27	433
Brixmor Property Group Inc.	17	433
Brookline Bancorp Inc.	10	98
Brown & Brown Inc.	18	594
Bryn Mawr Bank Corp.	2	55
Calamos Asset Management Inc. - Class A	3	38
Camden National Corp. (d)	1	43
Camden Property Trust	13	971
Campus Crest Communities Inc.	9	66
Capital Bank Financial Corp. - Class A (c)	4	107
Capital One Financial Corp.	85	7,030
Capitol Federal Financial Inc.	19	248
Capstead Mortgage Corp. (d)	16	193
Cardinal Financial Corp.	4	84
CareTrust REIT Inc.	4	47
Cash America International Inc.	4	97
CatchMark Timber Trust Inc. - Class A	4	46
Cathay General Bancorp	11	283
CBL & Associates Properties Inc.	27	516
CBOE Holdings Inc.	13	821
CBRE Group Inc. - Class A (c)	45	1,531
Cedar Shopping Centers Inc.	9	70
CenterState Banks of Florida Inc.	6	75
Central Pacific Financial Corp. (d)	3	65
Charles Schwab Corp.	177	5,343
Chatham Lodging Trust	5	158
Chemical Financial Corp.	5	160

See accompanying Notes to the Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Chesapeake Lodging Trust	8	303
Chimera Investment Corp.	153	488
Chubb Corp.	37	3,782
Cincinnati Financial Corp.	24	1,232
CIT Group Inc.	28	1,325
Citigroup Inc.	459	24,846
Citizens Inc. - Class A (c) (d)	6	45
City Holdings Co.	2	101
City National Corp.	7	601
CME Group Inc.	48	4,273
CNO Financial Group Inc.	30	511
CoBiz Financial Inc. (d)	5	67
Cohen & Steers Inc. (d)	3	114
Colony Financial Inc.	17	413
Columbia Banking System Inc.	8	231
Comerica Inc.	28	1,298
Commerce Bancshares Inc.	13	586
Community Bank System Inc.	6	247
Community Trust Bancorp Inc. (d)	2	80
ConnectOne Bancorp Inc.	5	96
Coresite Realty Corp.	3	117
Corporate Office Properties Trust (d)	14	386
Cousins Properties Inc.	30	346
Cowen Group Inc. - Class A (c)	15	70
Credit Acceptance Corp. (c)	1	139
Crown Castle International Corp.	51	3,993
CubeSmart	22	477
Cullen/Frost Bankers Inc.	8	594
Customers Bancorp Inc. (c)	3	66
CVB Financial Corp. (d)	15	244
CyrusOne Inc.	6	168
CYS Investments Inc.	26	229
DCT Industrial Trust Inc.	12	430
DDR Corp.	45	835
DiamondRock Hospitality Co.	30	445
Digital Realty Trust Inc.	20	1,355
Dime Community Bancshares Inc.	4	67
Discover Financial Services	70	4,567
Donegal Group Inc. - Class A	1	23
Douglas Emmett Inc.	21	606
Duke Realty Corp.	52	1,056
DuPont Fabros Technology Inc.	10	325
Dynex Capital Inc. (d)	7	60
E*TRADE Financial Corp. (c)	43	1,040
Eagle Bancorp Inc. (c)	4	150
East West Bancorp Inc.	21	819
EastGroup Properties Inc.	4	284
Eaton Vance Corp.	18	737
Education Realty Trust Inc.	7	264
eHealth Inc. (c) (d)	2	60
EMC Insurance Group Inc.	1	29
Empire State Realty Trust Inc. - Class A	14	251
Employer Holdings Inc.	4	102
Endurance Specialty Holdings Ltd.	7	411
Enova International Inc. (c)	4	87
Enstar Group Ltd. (c)	2	279
Enterprise Financial Services Corp.	3	53
EPR Properties	9	502
Equity Commonwealth	18	459
Equity Lifestyle Properties Inc.	12	638
Equity One Inc.	10	259
Equity Residential	52	3,753
Essent Group Ltd. (c)	9	224
Essex Property Trust Inc.	10	2,001
EverBank Financial Corp.	13	240
Evercore Partners Inc. - Class A	5	261
Everest Re Group Ltd.	7	1,158
Excel Trust Inc. (d)	8	110

	Shares	Value
Extra Space Storage Inc.	17	992
EZCorp Inc. - Class A (c) (d)	7	84
FBL Financial Group Inc. - Class A	2	90
FCB Financial Holdings Inc. - Class A (c)	1	26
Federal Agricultural Mortgage Corp. - Class C	1	41
Federal Realty Investment Trust	10	1,379
Federated Investors Inc. - Class B (d)	14	467
Federated National Holding Co. (d)	2	39
FelCor Lodging Trust Inc.	18	200
Fidelity & Guaranty Life	2	41
FNF Group	38	1,299
FNFV Group (c)	13	198
Fifth Third Bancorp	127	2,589
Financial Engines Inc. (d)	8	289
First American Financial Corp.	16	553
First Bancorp Inc. (c)	15	86
First Bancorp Inc.	3	47
First Cash Financial Services Inc. (c)	4	230
First Citizens BancShares Inc. - Class A	1	266
First Commonwealth Financial Corp.	13	119
First Community Bancshares Inc.	2	37
First Financial Bancorp	8	147
First Financial Bankshares Inc. (d)	8	231
First Financial Corp.	2	54
First Horizon National Corp.	36	495
First Industrial Realty Trust Inc.	16	337
First Interstate BancSystem Inc. - Class A (d)	3	76
First Merchants Corp.	5	108
First Midwest Bancorp Inc.	12	208
First NBC Bank Holding Co. (c)	2	73
First Niagara Financial Group Inc.	53	450
First Potomac Realty Trust	8	100
First Republic Bank	19	1,015
FirstMerit Corp.	26	490
Flagstar Bancorp Inc. (c)	3	50
Flushing Financial Corp.	4	81
FNB Corp.	24	320
Forest City Enterprises Inc. - Class A (c)	23	491
Forestar Group Inc. (c)	5	74
Franklin Resources Inc.	62	3,422
Franklin Street Properties Corp.	14	177
Fulton Financial Corp.	27	333
FXCM Inc. - Class A (d)	5	79
GAMCO Investors Inc.	1	58
Gaming and Leisure Properties Inc.	13	395
General Growth Properties Inc.	81	2,274
Genworth Financial Inc. - Class A (c)	73	624
Geo Group Inc.	11	449
Getty Realty Corp.	4	68
GFI Group Inc.	11	58
Glacier Bancorp Inc.	12	321
Glimcher Realty Trust	22	304
Global Indemnity Plc (c)	1	36
Goldman Sachs Group Inc.	60	11,649
Government Properties Income Trust	10	236
Gramercy Property Trust Inc.	29	199
Great Southern Bancorp Inc. (d)	1	54
Green Dot Corp. (c)	4	79
Greenhill & Co. Inc. (d)	4	184
Greenlight Capital Re Ltd. - Class A (c)	5	170
Hancock Holding Co.	13	396
Hanmi Financial Corp.	4	96
Hanover Insurance Group Inc.	7	481
Hartford Financial Services Group Inc.	68	2,842
Hatteras Financial Corp.	14	265
HCC Insurance Holdings Inc.	15	807
HCI Group Inc.	1	59
HCP Inc.	70	3,074

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Health Care REIT Inc.	49	3,725
Healthcare Realty Trust Inc. (d)	15	404
Healthcare Trust of America Inc. - Class A	18	493
Heartland Financial USA Inc.	2	57
Heritage Financial Corp.	6	99
Hersha Hospitality Trust	32	225
HFF Inc. - Class A	6	201
Highwoods Properties Inc.	13	585
Hilltop Holdings Inc. (c)	11	229
Home Bancshares Inc.	8	247
Home Loan Servicing Solutions Ltd. (d)	11	208
Home Properties Inc.	9	576
HomeStreet Inc.	2	32
HomeTrust Bancshares Inc. (c)	3	43
Horace Mann Educators Corp.	7	224
Hospitality Properties Trust	23	702
Host Hotels & Resorts Inc.	115	2,723
Howard Hughes Corp. (c)	5	694
Hudson City Bancorp Inc.	72	727
Hudson Pacific Properties Inc.	9	271
Huntington Bancshares Inc.	122	1,287
IberiaBank Corp.	5	312
Independent Bank Corp. (d)	3	141
Independent Bank Group Inc. (d)	1	49
Infinity Property & Casualty Corp.	2	123
Inland Real Estate Corp.	12	135
Interactive Brokers Group Inc.	8	232
Intercontinental Exchange Inc.	17	3,781
International Bancshares Corp.	9	250
INTL FCStone Inc. (c) (d)	2	45
Invesco Ltd.	65	2,584
Invesco Mortgage Capital Inc.	19	297
Investment Technology Group Inc. (c)	5	104
Investors Bancorp Inc.	54	608
Investors Real Estate Trust (d)	19	157
iStar Financial Inc. (c)	13	183
Janus Capital Group Inc. (d)	23	372
Jones Lang LaSalle Inc.	7	998
JPMorgan Chase & Co.	570	35,643
Kansas City Life Insurance Co.	1	27
KCG Holdings Inc. - Class A (c)	11	130
Kemper Corp.	7	246
Kennedy-Wilson Holdings Inc.	11	268
KeyCorp	134	1,856
Kilroy Realty Corp.	13	886
Kimco Realty Corp.	62	1,550
Kite Realty Group Trust	12	348
Ladder Capital Corp. - Class A (c)	5	96
Lakeland Bancorp Inc.	5	63
Lakeland Financial Corp.	2	100
LaSalle Hotel Properties	17	684
Legg Mason Inc.	16	845
Leucadia National Corp.	47	1,054
Lexington Realty Trust	31	346
Liberty Property Trust	23	860
Lincoln National Corp.	40	2,295
Loews Corp.	52	2,166
LPL Financial Holdings Inc.	12	535
LTC Properties Inc.	6	240
M&T Bank Corp.	18	2,274
Macerich Co.	21	1,760
Mack-Cali Realty Corp.	13	247
Maiden Holdings Ltd.	8	97
Marcus & Millichap Inc. (c)	1	30
MarketAxess Holdings Inc.	5	393
Marsh & McLennan Cos. Inc.	82	4,703
MB Financial Inc.	10	321
MBIA Inc. (c)	22	212

	Shares	Value
Meadowbrook Insurance Group Inc. (d)	7	58
Medical Properties Trust Inc.	27	368
Mercury General Corp.	4	236
MetLife Inc.	145	7,843
MFA Financial Inc.	55	440
MGIC Investment Corp. (c)	49	459
Mid-America Apartment Communities Inc.	11	836
Moelis & Co. - Class A	3	109
Monmouth Real Estate Investment Corp. (d)	7	80
Montpelier Re Holdings Ltd.	7	234
Moody’s Corp.	29	2,772
Morgan Stanley	223	8,664
MSCI Inc. - Class A	17	792
NASDAQ OMX Group Inc.	18	854
National Bank Holdings Corp. - Class A	7	131
National Health Investors Inc.	5	361
National Interstate Corp.	1	34
National Penn Bancshares Inc.	20	207
National Retail Properties Inc. (d)	19	760
Nationstar Mortgage Holdings Inc. (c) (d)	3	86
Navient Corp.	63	1,353
Navigators Group Inc. (c)	1	109
NBT Bancorp Inc.	7	196
Nelnet Inc. - Class A	4	205
New Residential Investment Corp.	21	268
New Senior Investment Group Inc. (d)	10	170
New York Community Bancorp Inc.	66	1,051
New York Mortgage Trust Inc. (d)	18	137
New York REIT Inc.	25	263
Newcastle Investment Corp.	9	39
Northern Trust Corp.	34	2,299
Northfield Bancorp Inc. (d)	7	109
NorthStar Asset Management Group Inc.	29	646
NorthStar Realty Finance Corp.	33	581
Northwest Bancshares Inc.	15	187
Ocwen Financial Corp. (c) (d)	17	250
OFG Bancorp (d)	6	104
Old National Bancorp	18	274
Old Republic International Corp.	36	531
Omega Healthcare Investors Inc. (d)	19	736
One Liberty Properties Inc. (d)	2	43
OneBeacon Insurance Group Ltd. - Class A	3	49
Oppenheimer Holdings Inc. - Class A	2	36
Opus Bank (c)	2	53
Oritani Financial Corp.	5	83
Outfront Media Inc.	18	482
PacWest Bancorp	14	652
Parkway Properties Inc.	11	208
PartnerRe Ltd.	7	776
Pebblebrook Hotel Trust	11	494
Pennsylvania REIT	11	256
Pennymac Mortgage Investment Trust	11	234
People’s United Financial Inc. (d)	46	704
Peoples Bancorp Inc.	2	41
PHH Corp. (c)	9	214
Physicians Realty Trust	8	133
Pico Holdings Inc. (c)	3	60
Piedmont Office Realty Trust Inc. - Class A	24	446
Pinnacle Financial Partners Inc.	6	221
Piper Jaffray Cos. (c)	2	130
Platinum Underwriters Holdings Ltd.	4	295
Plum Creek Timber Co. Inc.	27	1,163
PNC Financial Services Group Inc.	82	7,480
Popular Inc. (c)	16	531
Post Properties Inc.	8	492
Potlatch Corp.	6	254
PRA Group Inc. (c) (d)	8	446
Primerica Inc.	8	453

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Principal Financial Group Inc.	45	2,315
PrivateBancorp Inc.	12	386
ProAssurance Corp.	8	381
Progressive Corp.	86	2,309
ProLogis Inc.	76	3,254
Prosperity Bancshares Inc.	10	534
Protective Life Corp.	12	815
Provident Financial Services Inc.	9	168
Prudential Financial Inc.	69	6,287
PS Business Parks Inc.	3	249
Public Storage	22	4,098
Pzena Investment Management Inc. - Class A	2	17
QTS Realty Trust Inc. - Class A	2	62
Radian Group Inc.	29	478
RAIT Financial Trust	11	87
Ramco-Gershenson Properties Trust	12	231
Raymond James Financial Inc.	20	1,119
Rayonier Inc.	20	552
RCS Capital Corp. - Class A (d)	4	49
Realogy Holdings Corp. (c)	22	966
Realty Income Corp. (d)	33	1,594
Redwood Trust Inc.	13	259
Regency Centers Corp.	14	877
Regions Financial Corp.	209	2,209
Reinsurance Group of America Inc.	10	904
RenaissanceRe Holdings Ltd. (d)	6	585
Renasant Corp. (d)	4	119
Republic Bancorp Inc. - Class A	1	37
Resource Capital Corp.	18	90
Retail Opportunity Investments Corp.	14	237
Retail Properties of America Inc. - Class A	36	604
RLI Corp.	6	301
RLJ Lodging Trust	20	670
Rouse Properties Inc. (d)	5	89
Ryman Hospitality Properties Inc. (d)	7	356
S&T Bancorp Inc. (d)	4	122
Sabra Healthcare REIT Inc.	8	240
Safety Insurance Group Inc. (d)	2	116
Saul Centers Inc.	2	98
SEI Investments Co.	21	860
Select Income REIT	7	166
Selective Insurance Group Inc.	9	249
Senior Housing Properties Trust	31	687
ServisFirst Bancshares Inc.	4	123
Signature Bank (c)	7	942
Silver Bay Realty Trust Corp.	5	84
Simmons First National Corp. - Class A	2	83
Simon Property Group Inc.	47	8,582
SL Green Realty Corp.	15	1,738
SLM Corp.	63	646
South State Corp.	4	258
Southside Bancshares Inc.	4	114
Sovran Self Storage Inc.	5	436
Spirit Realty Capital Inc.	60	717
Springleaf Holdings Inc. (c)	4	140
Square 1 Financial Inc. - Class A (c)	2	56
St. Joe Co. (c) (d)	11	200
STAG Industrial Inc.	10	235
StanCorp Financial Group Inc.	6	442
Starwood Property Trust Inc.	34	780
Starwood Waypoint Residential Trust (d)	5	140
State Auto Financial Corp.	2	51
State Bank Financial Corp.	4	89
State Street Corp.	64	5,017
Sterling Bancorp	14	195
Stewart Information Services Corp.	3	105
Stifel Financial Corp. (c)	10	499
Stock Yards Bancorp Inc. (d)	2	65

	Shares	Value
Strategic Hotels & Resorts Inc. (c)	39	513
Summit Hotel Properties Inc.	15	184
Sun Communities Inc.	6	390
Sunstone Hotel Investors Inc.	31	507
SunTrust Banks Inc.	81	3,383
Susquehanna Bancshares Inc.	27	362
SVB Financial Group (c)	8	907
Symetra Financial Corp.	12	281
Synchrony Financial (c)	25	735
Synovus Financial Corp.	21	561
T. Rowe Price Group Inc.	40	3,415
Talmer Bancorp Inc.	8	115
Tanger Factory Outlet Centers Inc.	14	528
Taubman Centers Inc.	10	730
TCF Financial Corp.	25	400
TD Ameritrade Holding Corp.	41	1,464
Tejon Ranch Co. (c)	2	64
Texas Capital Bancshares Inc. (c)	7	366
TFS Financial Corp.	12	184
Third Point Reinsurance Ltd. (c)	8	114
Torchmark Corp.	20	1,071
TowneBank (d)	4	66
Travelers Cos. Inc.	51	5,414
Tree.com Inc. (c) (d)	1	37
Trico Bancshares	3	85
Tristate Capital Holdings Inc. (c) (d)	3	34
TrustCo Bank Corp.	13	95
Trustmark Corp.	9	227
Two Harbors Investment Corp.	54	538
U.S. Bancorp	273	12,275
UDR Inc. (d)	38	1,160
UMB Financial Corp.	6	341
Umpqua Holdings Corp.	34	575
Union Bankshares Corp.	6	145
United Bankshares Inc.	9	353
United Community Banks Inc.	4	79
United Financial Bancorp Inc.	7	100
United Fire Group Inc.	3	89
Universal Health Realty Income Trust	2	82
Universal Insurance Holdings Inc. (d)	4	87
Univest Corp. of Pennsylvania (d)	2	47
Unum Group	38	1,336
Urstadt Biddle Properties Inc. (d)	3	72
Validus Holdings Ltd.	13	523
Valley National Bancorp (d)	31	302
Ventas Inc.	45	3,210
ViewPoint Financial Group Inc.	5	124
Virtus Investment Partners Inc.	1	210
Vornado Realty Trust	26	3,025
Voya Financial Inc.	31	1,310
Waddell & Reed Financial Inc. - Class A	12	617
Walker & Dunlop Inc. (c)	3	46
Walter Investment Management Corp. (c) (d)	5	85
Washington Federal Inc.	15	327
Washington Prime Group Inc.	23	396
Washington REIT	11	293
Washington Trust Bancorp Inc. (d)	2	80
Waterstone Financial Inc.	4	55
Webster Financial Corp.	14	449
Weingarten Realty Investors	18	630
Wells Fargo & Co.	751	41,166
WesBanco Inc.	4	133
Westamerica Bancorp (d)	4	179
Western Alliance Bancorp (c)	12	326
Western Asset Mortgage Capital Corp. (d)	6	85
Westwood Holdings Group Inc.	1	53
Weyerhaeuser Co.	80	2,886
Willis Group Holdings Plc	24	1,068

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Wilshire Bancorp Inc.	10	99
Winthrop Realty Trust (d)	5	75
Wintrust Financial Corp.	7	324
WisdomTree Investments Inc. (d)	17	262
World Acceptance Corp. (c) (d)	1	91
WP Carey Inc.	14	963
WR Berkley Corp.	16	835
WSFS Financial Corp.	1	90
XL Group Plc	41	1,393
Zions Bancorp	31	891

		589,057

INDUSTRIALS - 0.3%
Corrections Corp. of America (d)	17	627
Encore Capital Group Inc. (c) (d)	3	149
Iron Mountain Inc.	25	976

		1,752

TELECOMMUNICATION SERVICES - 0.0%
Safeguard Scientifics Inc. (c) (d)	3	58

Total Common Stocks (cost $470,367)		595,183

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (b)	5,881	5,881

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	13,106	13,106

Total Short Term Investments (cost $18,987)		18,987

Total Investments - 102.9% (cost $489,354)		614,170
Other Assets and Liabilities, Net - (2.9%)		(17,503)

Total Net Assets - 100.0%		$596,667

JNL/Mellon Capital Healthcare Sector Fund

COMMON STOCKS - 99.9%

CONSUMER STAPLES - 0.1%
Prestige Brands Holdings Inc. (c)	35	$1,228

HEALTH CARE - 99.8%
Abaxis Inc. (d)	13	765
Abbott Laboratories	973	43,805
AbbVie Inc.	1,029	67,367
Abiomed Inc. (c) (d)	25	934
Acadia HealthCare Co. Inc. (c)	30	1,865
ACADIA Pharmaceuticals Inc. (c) (d)	50	1,573
Accelerate Diagnostics Inc. (c) (d)	14	263
Acceleron Pharma Inc. (c) (d)	8	317
Accuray Inc. (c) (d)	42	313
AcelRx Pharmaceuticals Inc.(c) (d)	17	111
Achillion Pharmaceuticals Inc. (c)	44	538
Acorda Therapeutics Inc. (c)	27	1,093
Actavis Plc (c)	171	44,016
Adeptus Health Inc. - Class A (c) (d)	4	132
Aegerion Pharmaceuticals Inc. (c)	14	300
Aerie Pharmaceuticals Inc. (c)	9	252
Aetna Inc.	230	20,415
Affymetrix Inc. (c) (d)	51	506
Agilent Technologies Inc.	215	8,810
Agios Pharmaceuticals Inc. (c) (d)	15	1,625
Air Methods Corp. (c) (d)	25	1,092
Akebia Therapeutics Inc. (c) (d)	5	64
Akorn Inc. (c) (d)	51	1,842
Albany Molecular Research Inc. (c) (d)	13	219

	Shares	Value
Alere Inc. (c)	52	1,962
Alexion Pharmaceuticals Inc. (c)	128	23,713
Align Technology Inc. (c)	45	2,500
Alkermes Plc (c)	93	5,457
Allergan Inc.	192	40,886
Allscripts-Misys Healthcare Solutions Inc. (c)	109	1,390
Alnylam Pharmaceuticals Inc. (c)	42	4,053
AMAG Pharmaceuticals Inc. (c)	10	444
Amedisys Inc. (c)	21	621
AmerisourceBergen Corp.	146	13,133
Amgen Inc.	491	78,247
Amicus Therapeutics Inc. (c)	45	373
AMN Healthcare Services Inc. (c)	31	608
Amsurg Corp. (c)	30	1,643
Anacor Pharmaceuticals Inc. (c)	23	749
Analogic Corp.	9	735
AngioDynamics Inc. (c)	19	356
Anika Therapeutics Inc. (c)	8	319
Antares Pharma Inc. (c) (d)	71	183
Anthem Inc.	178	22,331
Aratana Therapeutics Inc. (c)	20	351
Arena Pharmaceuticals Inc. (c) (d)	132	459
Ariad Pharmaceuticals Inc. (c) (d)	115	793
Array BioPharma Inc. (c) (d)	64	303
Arrowhead Research Corp. (c) (d)	27	202
athenahealth Inc. (c) (d)	25	3,574
AtriCure Inc. (c)	14	281
Auspex Pharmaceuticals Inc. (c)	10	502
Auxilium Pharmaceuticals Inc. (c) (d)	29	995
Avalanche Biotechnologies Inc. (c) (d)	7	397
AVANIR Pharmaceuticals (c)	120	2,037
Baxter International Inc.	351	25,714
Becton Dickinson & Co.	124	17,198
Bio-Rad Laboratories Inc. - Class A (c)	13	1,547
Bio-Reference Labs Inc. (c) (d)	19	605
Bio-Techne Corp.	23	2,145
BioCryst Pharmaceuticals Inc. (c) (d)	40	492
BioDelivery Sciences International Inc. (c) (d)	27	321
Biogen Idec Inc. (c)	153	51,858
BioMarin Pharmaceutical Inc. (c)	95	8,587
BioScrip Inc. (c)	37	262
Bluebird Bio Inc. (c)	18	1,606
Boston Scientific Corp. (c)	852	11,290
Bristol-Myers Squibb Co.	1,072	63,300
Brookdale Senior Living Inc. (c)	117	4,296
Bruker Corp. (c)	73	1,436
Cambrex Corp. (c)	23	498
Cantel Medical Corp.	23	980
Capital Senior Living Corp. (c)	20	505
Cardinal Health Inc.	217	17,507
Cardiovascular Systems Inc. (c)	20	594
CareFusion Corp. (c)	132	7,840
Castlight Health Inc. - Class B (c) (d)	8	90
Catalent Inc. (c)	38	1,064
Celgene Corp. (c)	517	57,850
Celldex Therapeutics Inc. (c) (d)	58	1,054
Cempra Inc. (c)	13	305
Centene Corp. (c)	36	3,741
Cepheid Inc. (c)	46	2,476
Cerner Corp. (c)	199	12,886
Cerus Corp. (c) (d)	43	268
Charles River Laboratories International Inc. (c)	30	1,886
Chemed Corp.	11	1,211
Chimerix Inc. (c)	21	834
CIGNA Corp.	170	17,489
Clovis Oncology Inc. (c) (d)	14	766
Community Health Systems Inc. (c)	75	4,032
Computer Programs & Systems Inc. (d)	8	479

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Conmed Corp.	17	768
Cooper Cos. Inc.	31	5,053
Corvel Corp. (c)	8	308
Covance Inc. (c)	36	3,788
Covidien Plc	293	29,918
CR Bard Inc.	49	8,097
CTI BioPharma Corp. (c) (d)	74	175
Cubist Pharmaceuticals Inc. (c)	49	4,924
Cyberonics Inc. (c)	18	995
Cynosure Inc. - Class A (c)	11	307
DaVita HealthCare Partners Inc. (c)	111	8,406
Dentsply International Inc.	91	4,835
DepoMed Inc. (c)	41	659
DexCom Inc. (c)	49	2,711
Dyax Corp. (c)	88	1,233
Dynavax Technologies Corp. (c) (d)	15	254
Edwards Lifesciences Corp. (c)	68	8,720
Eli Lilly & Co.	651	44,890
Emergent BioSolutions Inc. (c)	21	579
Enanta Pharmaceuticals Inc. (c)	4	200
Endo International Plc (c)	95	6,856
Endocyte Inc. (c)	19	117
Endologix Inc. (c) (d)	44	671
Ensign Group Inc.	13	598
Envision Healthcare Holdings Inc. (c)	89	3,077
Epizyme Inc. (c)	6	113
Esperion Therapeutics Inc. (c)	6	239
Exact Sciences Corp. (c) (d)	53	1,451
ExacTech Inc. (c)	6	145
ExamWorks Group Inc. (c)	23	951
Exelixis Inc. (c) (d)	112	161
Express Scripts Holding Co. (c)	482	40,846
Fluidigm Corp. (c)	20	673
Foundation Medicine Inc. (c) (d)	8	168
GenMark Diagnostics Inc. (c) (d)	32	432
Genomic Health Inc. (c) (d)	9	278
Gentiva Health Services Inc. (c)	15	292
Geron Corp. (c) (d)	90	291
Gilead Sciences Inc. (c)	977	92,135
Globus Medical Inc. - Class A (c)	30	721
Greatbatch Inc. (c)	15	763
Haemonetics Corp. (c)	35	1,303
Halozyme Therapeutics Inc. (c) (d)	70	671
Halyard Health Inc. (c)	30	1,381
Hanger Orthopedic Group Inc. (c) (d)	25	545
HCA Holdings Inc. (c)	195	14,316
Health Net Inc. (c)	52	2,799
HealthEquity Inc. (c)	10	251
HealthSouth Corp.	57	2,201
HealthStream Inc. (c)	12	355
Healthways Inc. (c)	17	347
HeartWare International Inc. (c) (d)	10	719
Henry Schein Inc. (c)	55	7,524
Hill-Rom Holdings Inc.	38	1,716
HMS Holdings Corp. (c) (d)	56	1,182
Hologic Inc. (c)	144	3,860
Horizon Pharma Plc (c) (d)	52	665
Hospira Inc. (c)	108	6,620
Humana Inc.	99	14,280
Hyperion Therapeutics Inc. (c)	6	135
ICU Medical Inc. (c)	9	769
Idexx Laboratories Inc. (c)	32	4,773
Illumina Inc. (c)	90	16,577
Immunogen Inc. (c) (d)	61	372
Immunomedics Inc. (c) (d)	53	252
Impax Laboratories Inc. (c)	43	1,363
Incyte Corp. (c)	97	7,093
Infinity Pharmaceuticals Inc. (c)	33	555

	Shares	Value
Inovio Pharmaceuticals Inc. (c)	34	317
Insmed Inc. (c)	31	480
Insulet Corp. (c)	35	1,632
Insys Therapeutics Inc. (c) (d)	7	286
Integra LifeSciences Holdings Corp. (c)	17	919
Intercept Pharmaceuticals Inc. (c) (d)	9	1,426
Intra-Cellular Therapies Inc. (c) (d)	11	201
Intrexon Corp. (c) (d)	26	728
Intuitive Surgical Inc. (c)	23	12,220
Invacare Corp. (d)	17	281
IPC The Hospitalist Co. Inc. (c)	12	529
Ironwood Pharmaceuticals Inc. (c)	76	1,169
Isis Pharmaceuticals Inc. (c) (d)	76	4,698
Jazz Pharmaceuticals Plc (c)	39	6,433
Johnson & Johnson	1,823	190,630
K2M Group Holdings Inc. (c) (d)	8	163
Karyopharm Therapeutics Inc. (c) (d)	8	296
Keryx Biopharmaceuticals Inc. (c) (d)	59	828
Kindred Healthcare Inc.	43	774
Kite Pharma Inc. (c) (d)	20	1,137
KYTHERA Biopharmaceuticals Inc. (c) (d)	8	281
Laboratory Corp. of America Holdings (c)	55	5,980
Landauer Inc.	6	190
Lannett Co. Inc. (c)	15	644
LDR Holding Corp. (c)	7	221
Lexicon Pharmaceuticals Inc. (c) (d)	142	129
LHC Group Inc. (c)	7	229
LifePoint Hospitals Inc. (c)	29	2,121
Ligand Pharmaceuticals Inc. (c) (d)	10	552
Luminex Corp. (c)	26	491
MacroGenics Inc. (c)	11	382
Magellan Health Services Inc. (c)	18	1,082
Mallinckrodt Plc (c)	74	7,336
MannKind Corp. (c) (d)	149	779
Masimo Corp. (c)	36	945
McKesson Corp.	150	31,126
MedAssets Inc. (c)	39	774
Medicines Co. (c)	44	1,228
Medidata Solutions Inc. (c)	33	1,570
Medivation Inc. (c)	50	4,936
MEDNAX Inc. (c)	65	4,285
Medtronic Inc.	634	45,759
Merck & Co. Inc.	1,865	105,916
Meridian Bioscience Inc.	31	517
Merit Medical Systems Inc. (c)	23	391
Merrimack Pharmaceuticals Inc. (c) (d)	58	651
Mettler-Toledo International Inc. (c)	19	5,638
MiMedx Group Inc. (c) (d)	56	644
Molina Healthcare Inc. (c)	20	1,048
Momenta Pharmaceuticals Inc. (c)	26	313
MWI Veterinary Supply Inc. (c)	8	1,392
Mylan Inc. (c)	241	13,591
Myriad Genetics Inc. (c) (d)	48	1,633
Natus Medical Inc. (c)	20	715
Nektar Therapeutics (c)	82	1,268
Neogen Corp. (c)	24	1,210
Neurocrine Biosciences Inc. (c)	46	1,029
NewLink Genetics Corp. (c) (d)	10	401
Novavax Inc. (c) (d)	146	863
NPS Pharmaceuticals Inc. (c)	66	2,355
NuVasive Inc. (c)	30	1,412
NxStage Medical Inc. (c)	41	727
Omeros Corp. (c)	19	481
Omnicare Inc.	63	4,579
Omnicell Inc. (c)	23	749
OncoMed Pharmaceuticals Inc. (c) (d)	6	129
Ophthotech Corp. (c)	11	472
Opko Health Inc. (c) (d)	147	1,467

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
OraSure Technologies Inc. (c)	31	318
Orexigen Therapeutics Inc. (c) (d)	75	454
Organovo Holdings Inc. (c) (d)	35	251
Orthofix International NV (c)	10	302
Osiris Therapeutics Inc. (c) (d)	11	170
Otonomy Inc. (c)	4	122
Owens & Minor Inc. (d)	42	1,468
Pacific Biosciences of California Inc. (c)	34	266
Pacira Pharmaceuticals Inc. (c) (d)	22	1,970
PAREXEL International Corp. (c)	35	1,951
Patterson Cos. Inc.	54	2,585
PDL BioPharma Inc. (d)	99	764
PerkinElmer Inc.	74	3,252
Perrigo Co. Plc	86	14,417
Pfizer Inc.	4,099	127,693
Pharmacyclics Inc. (c) (d)	41	5,024
PharMerica Corp. (c)	21	439
Phibro Animal Health Corp. - Class A	9	281
Portola Pharmaceuticals Inc. (c)	24	693
Premier Inc. - Class A (c)	20	656
Prothena Corp. Plc (c)	16	342
Providence Services Corp. (c)	7	238
PTC Therapeutics Inc. (c)	14	709
Puma Biotechnology Inc. (c) (d)	18	3,313
Quality Systems Inc.	32	493
Quest Diagnostics Inc.	94	6,319
Quidel Corp. (c) (d)	19	562
Quintiles Transnational Holdings Inc. (c)	44	2,592
Radius Health Inc. (c) (d)	7	266
Raptor Pharmaceutical Corp. (c) (d)	46	488
Receptos Inc. (c)	16	1,923
Regeneron Pharmaceuticals Inc. (c)	51	21,076
Relypsa Inc. (c) (d)	6	192
Repligen Corp. (c)	23	464
ResMed Inc. (d)	90	5,052
Revance Therapeutics Inc. (c) (d)	8	127
Rockwell Medical Technologies Inc. (c) (d)	36	366
Sage Therapeutics Inc. (c) (d)	4	141
Sagent Pharmaceuticals Inc. (c)	11	283
Salix Pharmaceuticals Ltd. (c) (d)	41	4,707
Sangamo Biosciences Inc. (c)	49	739
Sarepta Therapeutics Inc. (c) (d)	20	295
Sciclone Pharmaceuticals Inc. (c)	27	237
Seattle Genetics Inc. (c) (d)	68	2,200
Select Medical Holdings Corp.	53	770
Sequenom Inc. (c) (d)	66	245
Sirona Dental Systems Inc. (c)	37	3,252
Spectranetics Corp. (c) (d)	26	895
Spectrum Pharmaceuticals Inc. (c) (d)	36	249
St. Jude Medical Inc.	183	11,896
Staar Surgical Co. (c) (d)	18	161
STERIS Corp.	38	2,492
Stryker Corp.	221	20,829
Sucampo Pharmaceuticals Inc. - Class A (c) (d)	18	257
Surgical Care Affiliates Inc. (c)	7	252
SurModics Inc. (c)	8	182
Synageva BioPharma Corp. (c) (d)	13	1,162
Synergy Pharmaceuticals Inc. (c) (d)	52	158
Synta Pharmaceuticals Corp. (c) (d)	35	93
Team Health Holdings Inc. (c)	46	2,653
Teleflex Inc.	27	3,066
Tenet Healthcare Corp. (c)	63	3,196
TESARO Inc. (c)	14	513
Tetraphase Pharmaceuticals Inc.(c)	14	572
TG Therapeutics Inc. (c) (d)	17	272
Theravance Biopharma Inc. (c) (d)	12	174
Theravance Inc. (d)	53	747
Thermo Fisher Scientific Inc.	259	32,393

	Shares	Value
Thoratec Corp. (c)	38	1,220
Tornier BV (c)	25	636
Triple-S Management Corp. - Class B (c)	14	338
Ultragenyx Pharmaceutical Inc. (c)	12	506
Unilife Corp. (c) (d)	59	197
United Therapeutics Corp. (c)	31	3,974
UnitedHealth Group Inc.	628	63,529
Universal American Corp. (c)	19	179
Universal Health Services Inc. - Class B	60	6,667
US Physical Therapy Inc.	8	335
Vanda Pharmaceuticals Inc. (c) (d)	31	440
Varian Medical Systems Inc. (c)	66	5,731
Vascular Solutions Inc. (c)	11	304
VCI Inc. (c)	53	2,597
Veeva Systems Inc. - Class A (c)	24	641
Versartis Inc. (c) (d)	6	131
Vertex Pharmaceuticals Inc. (c)	153	18,219
Vital Therapies Inc. (c)	10	250
Vivus Inc. (c) (d)	63	180
Vocera Communications Inc. (c)	18	192
Volcano Corp. (c)	35	627
Waters Corp. (c)	54	6,068
WellCare Health Plans Inc. (c)	29	2,351
West Pharmaceutical Services Inc.	46	2,452
Wright Medical Group Inc. (c)	29	771
XenoPort Inc. (c)	36	316
XOMA Corp. (c) (d)	46	166
Zafgen Inc. (c) (d)	4	133
Zeltiq Aesthetics Inc. (c)	20	557
Zimmer Holdings Inc.	110	12,442
ZIOPHARM Oncology Inc. (c) (d)	49	249
Zoetis Inc. - Class A	323	13,901
ZS Pharma Inc. (c) (d)	4	156

		2,038,160

Total Common Stocks (cost $1,588,050)		2,039,388

RIGHTS - 0.0%
Providence Services Corp. (c) (e)	7	—

Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 3.5%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (b)	12,325	12,325

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	59,246	59,246

Total Short Term Investments (cost $71,571)		71,571

Total Investments - 103.4% (cost $1,659,621)		2,110,959
Other Assets and Liabilities, Net - (3.4%)		(69,848)

Total Net Assets - 100.0%		$2,041,111

JNL/Mellon Capital Oil & Gas Sector Fund

COMMON STOCKS - 99.3%

ENERGY - 98.6%
Abraxas Petroleum Corp. (c)	73	$215
Alon USA Energy Inc.	19	242
Alpha Natural Resources Inc. (c) (d)	153	255
Anadarko Petroleum Corp.	351	28,989
Antero Resources Corp. (c) (d)	36	1,463
Apache Corp.	265	16,625
Apco Oil And Gas International Inc. (c)	4	58
Approach Resources Inc. (c) (d)	28	180

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Arch Coal Inc. (d)	147	262
Atwood Oceanics Inc.	42	1,185
Baker Hughes Inc.	302	16,919
Basic Energy Services Inc. (c)	25	173
Bill Barrett Corp. (c) (d)	34	385
Bonanza Creek Energy Inc. (c)	22	537
Bristow Group Inc.	25	1,613
C&J Energy Services Inc. (c)	31	410
Cabot Oil & Gas Corp. - Class A	290	8,590
California Resources Corp. (c)	213	1,174
Callon Petroleum Co. (c)	37	204
Cameron International Corp. (c)	140	7,014
CARBO Ceramics Inc. (d)	14	555
Carrizo Oil & Gas Inc. (c)	30	1,239
CHC Group Ltd. (c)	26	83
Cheniere Energy Inc. (c)	157	11,066
Chesapeake Energy Corp.	370	7,243
Chevron Corp.	1,318	147,888
Cimarex Energy Co.	60	6,412
Clayton Williams Energy Inc. (c) (d)	4	285
Clean Energy Fuels Corp. (c) (d)	53	265
Cloud Peak Energy Inc. (c)	43	394
Cobalt International Energy Inc. (c)	202	1,795
Comstock Resources Inc. (d)	33	223
Concho Resources Inc. (c)	78	7,796
ConocoPhillips	854	58,958
CONSOL Energy Inc.	160	5,414
Contango Oil & Gas Co. (c)	12	343
Continental Resources Inc. (c) (d)	65	2,497
Core Laboratories NV (d)	31	3,690
CVR Energy Inc. (d)	12	466
Delek US Holdings Inc.	37	1,010
Denbury Resources Inc. (d)	241	1,961
Devon Energy Corp.	270	16,527
Diamond Offshore Drilling Inc. (d)	48	1,763
Diamondback Energy Inc. (c)	33	2,001
Dresser-Rand Group Inc. (c)	53	4,358
Dril-Quip Inc. (c)	28	2,149
Eclipse Resources Corp. (c)	20	143
Emerald Oil Inc. (c) (d)	25	30
Enbridge Energy Management LLC (c)	35	1,369
Energen Corp.	51	3,237
Energy XXI Ltd. (d)	54	176
EnLink Midstream LLC	28	1,008
Ensco Plc - Class A	163	4,884
EOG Resources Inc.	380	35,002
EP Energy Corp. - Class A (c) (d)	34	355
EQT Corp.	105	7,974
Era Group Inc. (c)	13	283
EXCO Resources Inc. (d)	116	252
Exterran Holdings Inc.	41	1,347
Exxon Mobil Corp.	2,961	273,706
FMC Technologies Inc. (c)	163	7,612
Forum Energy Technologies Inc. (c)	42	869
Frank’s International NV (d)	27	456
Gastar Exploration Inc. (c) (d)	41	100
Geospace Technologies Corp. (c) (d)	10	254
Goodrich Petroleum Corp. (c) (d)	26	113
Green Plains Inc.	23	573
Gulf Island Fabrication Inc.	9	180
Gulfmark Offshore Inc. - Class A (d)	5	122
Gulfport Energy Corp. (c)	60	2,490
Halcon Resources Corp. (c) (d)	173	308
Halliburton Co.	591	23,234
Helix Energy Solutions Group Inc. (c)	69	1,497
Helmerich & Payne Inc.	75	5,078
Hercules Offshore Inc. (c) (d)	118	118
Hess Corp.	192	14,205

	Shares	Value
HollyFrontier Corp.	131	4,920
Hornbeck Offshore Services Inc. (c)	23	570
ION Geophysical Corp. (c)	91	250
Jones Energy Inc. - Class A (c) (d)	8	89
Key Energy Services Inc. (c)	95	159
Kinder Morgan Inc.	1,250	52,890
Kosmos Energy Ltd. (c)	81	677
Laredo Petroleum Holdings Inc. (c) (d)	50	516
LinnCo LLC (d)	88	915
Magnum Hunter Resources Corp. (c) (d)	108	338
Marathon Oil Corp.	469	13,258
Marathon Petroleum Corp.	197	17,737
Matador Resources Co. (c)	48	977
Matrix Service Co. (c)	19	424
McDermott International Inc. (c) (d)	169	491
Memorial Resource Development Corp. (c)	54	966
Murphy Oil Corp.	117	5,929
Nabors Industries Ltd.	186	2,421
National Oilwell Varco Inc.	298	19,551
Natural Gas Services Group Inc. (c)	9	200
Newfield Exploration Co. (c)	95	2,573
Newpark Resources Inc. (c)	60	570
Noble Corp. Plc (d)	176	2,923
Noble Energy Inc.	251	11,922
Northern Oil and Gas Inc. (c) (d)	41	232
Oasis Petroleum Inc. (c) (d)	69	1,143
Occidental Petroleum Corp.	541	43,639
Oceaneering International Inc.	75	4,422
Oil States International Inc. (c)	34	1,653
Paragon Offshore Plc (d)	59	163
Parker Drilling Co. (c)	83	256
Parsley Energy Inc. - Class A (c)	43	679
Patterson-UTI Energy Inc.	101	1,673
PBF Energy Inc. - Class A	61	1,636
PDC Energy Inc. (c)	25	1,032
Peabody Energy Corp. (d)	190	1,471
Penn Virginia Corp. (c) (d)	47	316
PetroQuest Energy Inc. (c)	38	141
PHI Inc. (c)	8	298
Phillips 66	388	27,830
Pioneer Energy Services Corp. (c)	44	246
Pioneer Natural Resources Co.	99	14,799
QEP Resources Inc.	120	2,420
Range Resources Corp.	117	6,267
Renewable Energy Group Inc. (c)	22	210
Resolute Energy Corp. (c) (d)	24	32
Rex Energy Corp. (c) (d)	35	178
Rex Stores Corp. (c)	4	263
Rice Energy Inc. (c)	47	978
RigNet Inc. (c)	9	386
Rosetta Resources Inc. (c)	43	959
Rowan Cos. Plc - Class A (d)	83	1,934
RPC Inc.	45	592
RSP Permian Inc. (c) (d)	27	677
Sanchez Energy Corp. (c) (d)	37	342
SandRidge Energy Inc. (c) (d)	254	462
Schlumberger Ltd.	900	76,878
SEACOR Holdings Inc. (c)	13	943
SemGroup Corp. - Class A	29	2,005
Seventy Seven Energy Inc. (c)	25	134
SM Energy Co.	47	1,817
Solazyme Inc. (c) (d)	40	102
Southwestern Energy Co. (c)	244	6,669
Spectra Energy Corp.	465	16,891
Stone Energy Corp. (c)	39	654
Superior Energy Services Inc.	108	2,181
Swift Energy Co. (c) (d)	33	134
Synergy Resources Corp. (c) (d)	46	575

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Targa Resources Corp.	26	2,793
Tesco Corp.	25	319
Tesoro Corp.	89	6,629
Tetra Technologies Inc. (c)	56	374
Tidewater Inc. (d)	35	1,120
Transocean Partners LLC	13	192
Triangle Petroleum Corp. (c) (d)	46	220
Ultra Petroleum Corp. (c) (d)	104	1,373
Unit Corp. (c)	31	1,056
VAALCO Energy Inc. (c)	41	185
Valero Energy Corp.	366	18,125
W&T Offshore Inc. (d)	26	193
Warren Resources Inc. (c)	56	90
Weatherford International Plc (c)	538	6,157
Western Refining Inc.	56	2,113
Westmoreland Coal Co. (c)	11	366
Whiting Petroleum Corp. (c)	115	3,794
Willbros Group Inc. (c)	28	175
Williams Cos. Inc.	492	22,121
World Fuel Services Corp.	50	2,359
WPX Energy Inc. (c)	134	1,558

		1,198,739

MATERIALS - 0.1%
US Silica Holdings Inc. (d)	38	966

UTILITIES - 0.6%
Oneok Inc.	144	7,167

Total Common Stocks (cost $1,152,690)		1,206,872

SHORT TERM INVESTMENTS - 2.3%

Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (b)	5,482	5,482

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	21,934	21,934

Total Short Term Investments (cost $27,416)		27,416

Total Investments - 101.6% (cost $1,180,106)		1,234,288
Other Assets and Liabilities, Net - (1.6%)		(19,038)

Total Net Assets - 100.0%		$1,215,250

JNL/Mellon Capital Technology Sector Fund

COMMON STOCKS - 99.9%

CONSUMER DISCRETIONARY - 0.3%
Cimpress NV (c) (d)	7	$490
HomeAway Inc. (c)	20	605
Pandora Media Inc. (c) (d)	43	774
Sabre Corp.	12	252
Shutterstock Inc. (c) (d)	3	187

		2,308

FINANCIALS - 0.0%
Actua Corp. (c)	10	182

INDUSTRIALS - 0.2%
Belden Inc.	10	756
Benefitfocus Inc. (c) (d)	2	65
CommScope Holding Co. Inc. (c)	19	425
Control4 Corp. (c) (d)	2	37
Cvent Inc. (c)	3	77
Endurance International Group Holdings Inc. (c) (d)	12	223
EnerNOC Inc. (c) (d)	5	76

	Shares	Value
Gigamon Inc. (c) (d)	2	41
Gogo Inc. (c) (d)	11	188
II-VI Inc. (c)	13	173
Rocket Fuel Inc. (c) (d)	2	40
Textura Corp. (c) (d)	5	137

		2,238

INFORMATION TECHNOLOGY - 99.4%
3D Systems Corp. (c) (d)	24	787
Accenture Plc - Class A	143	12,738
ACI Worldwide Inc. (c)	26	517
Activision Blizzard Inc.	113	2,276
Acxiom Corp. (c)	18	357
Adobe Systems Inc. (c)	107	7,768
ADTRAN Inc.	13	279
Advanced Energy Industries Inc. (c)	9	215
Advanced Micro Devices Inc. (c) (d)	144	385
Advent Software Inc.	10	309
Agilysys Inc. (c) (d)	3	39
Akamai Technologies Inc. (c)	40	2,521
Alliance Data Systems Corp. (c)	14	4,144
Altera Corp.	69	2,565
Ambarella Inc. (c) (d)	5	246
Amkor Technology Inc. (c)	32	226
Amphenol Corp. - Class A	71	3,833
Analog Devices Inc.	71	3,953
Angie’s List Inc. (c) (d)	9	53
Anixter International Inc.	6	561
Ansys Inc. (c)	21	1,718
AOL Inc. (c)	18	817
Apple Inc.	1,351	149,170
Applied Materials Inc.	276	6,867
Applied Micro Circuits Corp. (c)	21	134
Arris Group Inc. (c)	28	840
Arrow Electronics Inc. (c)	22	1,271
Aruba Networks Inc. (c)	24	435
Aspen Technology Inc. (c)	20	709
Atmel Corp. (c)	94	786
Autodesk Inc. (c)	51	3,058
Automatic Data Processing Inc.	109	9,064
Avago Technologies Ltd.	57	5,703
Avnet Inc.	31	1,343
AVX Corp.	12	168
Badger Meter Inc.	3	190
Bankrate Inc. (c) (d)	14	174
Bazaarvoice Inc. (c) (d)	10	78
Benchmark Electronics Inc. (c)	12	295
Black Box Corp.	3	72
Blackbaud Inc.	10	444
Blackhawk Network Holdings Inc. - Class A (c) (d)	3	99
Blackhawk Network Holdings Inc. - Class B (c)	9	346
Blucora Inc. (c) (d)	10	139
Booz Allen Hamilton Holding Corp. - Class A	15	385
Bottomline Technologies Inc. (c)	8	214
Broadcom Corp. - Class A	122	5,282
Broadridge Financial Solutions Inc.	27	1,247
BroadSoft Inc. (c)	7	194
Brocade Communications Systems Inc.	96	1,140
Brooks Automation Inc.	16	198
CA Inc.	75	2,286
Cabot Microelectronics Corp. (c)	5	246
CACI International Inc. - Class A (c)	5	424
Cadence Design Systems Inc. (c)	65	1,237
CalAmp Corp. (c) (d)	8	153
Calix Inc. (c)	7	73
Callidus Software Inc. (c)	10	166
Carbonite Inc. (c)	2	35

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Cardtronics Inc. (c)	10	383
Cass Information Systems Inc. (d)	2	95
Cavium Inc. (c)	12	736
CDK Global Inc.	36	1,478
CDW Corp.	28	972
Ceva Inc. (c)	4	74
ChannelAdvisor Corp. (c) (d)	4	82
Checkpoint Systems Inc. (c)	11	146
Ciber Inc. (c)	14	51
Ciena Corp. (c)	24	470
Cirrus Logic Inc. (c)	14	322
Cisco Systems Inc.	1,157	32,171
Citrix Systems Inc. (c)	37	2,360
Cognex Corp. (c)	19	781
Cognizant Technology Solutions Corp. - Class A (c)	137	7,240
Coherent Inc. (c)	6	348
Cohu Inc.	5	56
CommVault Systems Inc. (c)	10	505
Computer Sciences Corp.	33	2,080
comScore Inc. (c)	7	312
Comtech Telecommunications Corp.	4	124
Comverse Inc. (c)	4	81
Constant Contact Inc. (c)	7	252
Convergys Corp.	22	456
CoreLogic Inc. (c)	19	614
Cornerstone OnDemand Inc. (c) (d)	11	385
Corning Inc.	292	6,696
CoStar Group Inc. (c)	7	1,318
Cray Inc. (c) (d)	9	323
Cree Inc. (c) (d)	28	889
CSG Systems International Inc.	8	193
CTS Corp.	8	141
Cypress Semiconductor Corp. (d)	35	494
Daktronics Inc.	7	88
Dealertrack Technologies Inc. (c)	12	520
Demandware Inc. (c)	7	404
Dice Holdings Inc. (c)	7	74
Diebold Inc. (d)	13	464
Digital River Inc. (c)	7	168
Diodes Inc. (c)	8	230
Dolby Laboratories Inc.	11	472
DST Systems Inc.	8	775
DTS Inc. (c)	4	135
EarthLink Holdings Corp.	20	87
eBay Inc. (c)	252	14,163
Ebix Inc. (d)	8	137
EchoStar Corp. - Class A (c)	10	534
Electro Rent Corp.	4	49
Electronic Arts Inc. (c)	71	3,332
Electronics for Imaging Inc. (c)	11	453
Ellie Mae Inc. (c) (d)	6	236
EMC Corp.	458	13,631
Emulex Corp. (c)	14	78
Entegris Inc. (c)	32	420
Envestnet Inc. (c)	6	306
EPAM Systems Inc. (c)	8	399
EPIQ Systems Inc.	8	137
ePlus Inc. (c)	1	90
Equinix Inc. (d)	12	2,710
Euronet Worldwide Inc. (c)	11	603
EVERTEC Inc.	15	338
Exar Corp. (c)	8	80
ExlService Holdings Inc. (c)	7	205
Extreme Networks (c)	19	65
F5 Networks Inc. (c)	17	2,187
Fabrinet (c)	8	139
Facebook Inc. - Class A (c)	446	34,763

	Shares	Value
FactSet Research Systems Inc. (d)	9	1,264
Fair Isaac Corp.	7	521
Fairchild Semiconductor International Inc. (c)	26	445
FARO Technologies Inc. (c)	4	241
FEI Co.	10	871
Fidelity National Information Services Inc.	64	4,003
Finisar Corp. (c)	23	440
FireEye Inc. (c) (d)	18	583
First Solar Inc. (c)	17	750
Fiserv Inc. (c)	56	4,007
FleetCor Technologies Inc. (c)	17	2,598
FleetMatics Group Plc (c) (d)	9	307
Flextronics International Ltd. (c)	133	1,483
FLIR Systems Inc.	32	1,049
FormFactor Inc. (c)	15	130
Forrester Research Inc.	2	79
Fortinet Inc. (c)	32	974
Freescale Semiconductor Ltd. (c) (d)	24	613
Gartner Inc. - Class A (c)	20	1,677
Global Cash Access Holdings Inc. (c)	13	90
Global Payments Inc.	15	1,248
Glu Mobile Inc. (c) (d)	16	64
Google Inc. - Class A (c)	64	33,948
Google Inc. - Class C (c)	65	34,166
GrubHub Inc. (c)	10	358
GSI Group Inc. (c)	6	88
Guidewire Software Inc. (c)	16	799
Harmonic Inc. (c)	23	163
Harris Corp.	24	1,695
Heartland Payment Systems Inc.	8	432
Hewlett-Packard Co.	423	16,963
IAC/InterActiveCorp.	18	1,068
iGate Corp. (c)	8	323
Immersion Corp. (c)	6	53
Imperva Inc. (c) (d)	5	226
Infinera Corp. (c)	28	416
Infoblox Inc. (c)	12	241
Informatica Corp. (c)	25	946
Ingram Micro Inc. - Class A (c)	35	964
Inphi Corp. (c) (d)	5	90
Insight Enterprises Inc. (c)	9	236
Integrated Device Technology Inc. (c)	33	638
Integrated Silicon Solutions Inc.	8	131
Intel Corp.	1,118	40,562
Interactive Intelligence Group (c) (d)	4	186
InterDigital Inc.	9	487
Internap Corp. (c)	9	72
International Business Machines Corp.	214	34,329
International Rectifier Corp. (c)	16	641
Intersil Corp. - Class A	29	419
IntraLinks Holdings Inc. (c)	8	91
Intuit Inc.	61	5,600
InvenSense Inc. (c) (d)	18	287
IPG Photonics Corp. (c) (d)	8	578
Itron Inc. (c)	9	378
Ixia (c)	13	151
IXYS Corp.	5	62
j2 Global Inc.	10	638
Jabil Circuit Inc.	40	867
Jack Henry & Associates Inc.	19	1,153
JDS Uniphase Corp. (c)	52	718
Jive Software Inc. (c)	8	46
Juniper Networks Inc.	91	2,040
Keysight Technologies Inc. (c)	37	1,265
Kimball Electronics Inc. (c)	6	75
KLA-Tencor Corp.	37	2,613
Knowles Corp. (c) (d)	19	436
Kulicke & Soffa Industries Inc. (c)	17	242

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Lam Research Corp.	36	2,888
Lattice Semiconductor Corp. (c)	27	189
Leidos Holdings Inc.	15	637
Lexmark International Inc. - Class A	14	562
Linear Technology Corp.	54	2,445
LinkedIn Corp. - Class A (c)	24	5,522
Lionbridge Technologies Inc. (c)	12	69
Liquidity Services Inc. (c) (d)	5	43
Littelfuse Inc.	5	480
LivePerson Inc. (c)	12	175
LogMeIn Inc. (c)	5	249
M/A-COM Technology Solutions Holdings Inc. (c)	3	86
Magnachip Semiconductor Corp. (c)	6	79
Manhattan Associates Inc. (c)	17	689
Mantech International Corp. - Class A	6	176
Marin Software Inc. (c)	4	34
Marketo Inc. (c)	5	149
Marvell Technology Group Ltd.	86	1,249
MasterCard Inc. - Class A	227	19,516
Maxim Integrated Products Inc.	64	2,049
MAXIMUS Inc.	15	813
MaxLinear Inc. - Class A (c)	6	42
Maxwell Technologies Inc. (c) (d)	6	51
Mellanox Technologies Ltd. (c)	9	374
Mentor Graphics Corp.	21	469
MercadoLibre Inc. (d)	7	934
Mercury Systems Inc. (c)	6	90
Methode Electronics Inc.	9	317
Micrel Inc.	12	171
Microchip Technology Inc. (d)	45	2,034
Micron Technology Inc. (c)	242	8,476
Microsemi Corp. (c)	22	612
Microsoft Corp.	1,767	82,070
MicroStrategy Inc. - Class A (c)	2	337
MKS Instruments Inc.	12	439
MobileIron Inc. (c)	3	29
MoneyGram International Inc. (c)	6	53
Monolithic Power Systems Inc.	8	414
Monotype Imaging Holdings Inc.	9	246
Monster Worldwide Inc. (c) (d)	17	77
Motorola Solutions Inc.	51	3,400
MTS Systems Corp.	3	250
Nanometrics Inc. (c)	4	74
National Instruments Corp.	23	721
NCR Corp. (c)	38	1,116
Net 1 UEPS Technologies Inc. (c)	8	93
NetApp Inc.	72	2,972
NetGear Inc. (c)	8	280
NetScout Systems Inc. (c)	9	326
NetSuite Inc. (c) (d)	8	848
NeuStar Inc. - Class A (c) (d)	12	340
Newport Corp. (c)	10	184
NIC Inc.	14	245
Nimble Storage Inc. (c) (d)	8	216
Nuance Communications Inc. (c)	57	819
NVE Corp. (c) (d)	1	60
Nvidia Corp.	123	2,468
Omnivision Technologies Inc. (c)	13	326
ON Semiconductor Corp. (c)	100	1,012
OPOWER Inc. (c) (d)	3	49
Oracle Corp.	805	36,184
OSI Systems Inc. (c)	4	288
Palo Alto Networks Inc. (c)	15	1,879
Park Electrochemical Corp.	5	132
Paychex Inc.	73	3,387
PC Connection Inc.	2	51
PDF Solutions Inc. (c)	5	74

	Shares	Value
Pegasystems Inc.	8	173
Perficient Inc. (c)	9	159
Photronics Inc. (c)	16	135
Plantronics Inc.	10	510
Plexus Corp. (c)	8	324
PMC - Sierra Inc. (c)	46	423
Polycom Inc. (c)	32	434
Power Integrations Inc.	7	357
Progress Software Corp. (c)	10	276
Proofpoint Inc. (c) (d)	7	345
PROS Holdings Inc. (c)	6	166
PTC Inc. (c)	27	974
Q2 Holdings Inc. (c)	2	44
QLIK Technologies Inc. (c)	20	628
QLogic Corp. (c)	19	255
QUALCOMM Inc.	378	28,129
Qualys Inc. (c)	4	168
Quantum Corp. (c) (d)	44	77
Rackspace Hosting Inc. (c)	28	1,294
Rally Software Development Corp. (c)	3	34
Rambus Inc. (c) (d)	23	259
RealD Inc. (c)	12	137
RealNetworks Inc. (c)	5	33
RealPage Inc. (c)	12	264
Red Hat Inc. (c)	42	2,937
RF Micro Devices Inc. (c)	64	1,063
Riverbed Technology Inc. (c)	34	698
Rofin-Sinar Technologies Inc. (c)	7	188
Rogers Corp. (c)	4	320
Rovi Corp. (c)	22	487
Ruckus Wireless Inc. (c)	14	172
Rudolph Technologies Inc. (c)	6	66
Salesforce.com Inc. (c)	133	7,886
SanDisk Corp.	51	4,950
Sanmina Corp. (c)	18	432
Sapient Corp. (c)	26	655
ScanSource Inc. (c)	6	250
Science Applications International Corp.	10	486
SciQuest Inc. (c)	5	76
SeaChange International Inc. (c)	6	41
Seagate Technology	74	4,907
Semtech Corp. (c)	15	427
ServiceNow Inc. (c)	29	1,991
ServiceSource International Inc. (c) (d)	14	65
ShoreTel Inc. (c)	12	89
Silicon Graphics International Corp. (c) (d)	6	73
Silicon Image Inc. (c)	15	84
Silicon Laboratories Inc. (c)	9	451
Silver Spring Networks Inc. (c) (d)	4	36
Skyworks Solutions Inc.	43	3,095
SolarWinds Inc. (c)	15	748
Solera Holdings Inc.	15	773
Sonus Networks Inc. (c)	52	206
Spansion Inc. (c)	13	445
Splunk Inc. (c)	25	1,490
SPS Commerce Inc. (c)	4	204
SS&C Technologies Holdings Inc.	16	918
Stamps.com Inc. (c)	4	168
SunEdison Inc. (c) (d)	57	1,121
SunEdison Semiconductor Ltd. (c) (d)	2	29
SunPower Corp. (c) (d)	11	275
Super Micro Computer Inc. (c)	8	273
Sykes Enterprises Inc. (c)	9	207
Symantec Corp.	156	4,013
Synaptics Inc. (c)	8	569
Synchronoss Technologies Inc. (c)	8	321
SYNNEX Corp. (d)	7	510
Synopsys Inc. (c)	35	1,510

See accompanying Notes to Financial Statements.

JNL Variable Fund LLC

Schedules of Investments (in thousands)

December 31, 2014

	Shares	Value
Syntel Inc. (c)	8	344
Tableau Software Inc. - Class A (c) (d)	9	758
Take-Two Interactive Software Inc. (c) (d)	21	591
Tangoe Inc. (c) (d)	7	87
TE Connectivity Ltd.	93	5,857
Tech Data Corp. (c)	9	563
TeleNav Inc. (c)	5	34
TeleTech Holdings Inc. (c)	4	90
Teradata Corp. (c)	35	1,543
Teradyne Inc.	45	894
Tessera Technologies Inc.	11	390
Texas Instruments Inc.	241	12,896
TiVo Inc. (c)	26	313
Total System Services Inc.	38	1,282
Trimble Navigation Ltd. (c)	59	1,572
TriQuint Semiconductor Inc. (c)	37	1,009
TrueCar Inc. (c) (d)	11	247
Trulia Inc. (c) (d)	6	296
TTM Technologies Inc. (c)	10	79
Twitter Inc. (c)	83	2,973
Tyler Technologies Inc. (c)	7	758
Ubiquiti Networks Inc. (d)	5	157
Ultimate Software Group Inc. (c)	6	894
Ultratech Inc. (c)	7	137
Unisys Corp. (c)	11	325
Universal Display Corp. (c) (d)	10	274
Vantiv Inc. - Class A (c)	33	1,128
Varonis Systems Inc. (c) (d)	2	62
VASCO Data Security International Inc. (c) (d)	7	195
Veeco Instruments Inc. (c)	9	321
VeriFone Systems Inc. (c)	25	937
Verint Systems Inc. (c)	13	783
VeriSign Inc. (c) (d)	27	1,543
ViaSat Inc. (c) (d)	10	623
Violin Memory Inc. (c) (d)	15	71
VirnetX Holding Corp. (c) (d)	8	46
Virtusa Corp. (c)	6	253

	Shares	Value
Visa Inc. - Class A	112	29,292
Vishay Intertechnology Inc.	30	427
Vishay Precision Group Inc. (c)	2	42
VMware Inc. - Class A (c)	19	1,556
Web.com Group Inc. (c)	11	216
WebMD Health Corp. (c) (d)	8	307
Western Digital Corp.	50	5,543
Western Union Co. (d)	120	2,157
WEX Inc. (c)	9	856
Workday Inc. - Class A (c) (d)	21	1,748
Xcerra Corp. (c)	12	107
Xerox Corp.	246	3,409
Xilinx Inc.	61	2,626
XO Group Inc. (c)	5	91
Xoom Corp. (c) (d)	4	76
Yahoo! Inc. (c)	214	10,786
Yelp Inc. - Class A (c) (d)	14	765
Zebra Technologies Corp. - Class A (c)	11	887
Zendesk Inc. (c) (d)	3	71
Zillow Inc. - Class A (c) (d)	7	698
Zynga Inc. - Class A (c)	147	392

		970,197

Total Common Stocks (cost $785,200)		974,925

SHORT TERM INVESTMENTS - 3.3%

Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (b)	9,790	9,790

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.22% (a) (b)	22,411	22,411

Total Short Term Investments (cost $32,201)		32,201

Total Investments - 103.2% (cost $817,401)		1,007,126
Other Assets and Liabilities, Net - (3.2%)		(31,360)

Total Net Assets - 100.0%		$975,766

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2014.
(c)	Non-income producing security.
(d)	All or portion of the security was on loan.
(e)

Security fair valued in good faith in accordance with the procedures approved by the JNL Variable Fund LLC’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

Abbreviations:

“-” Amount rounds to less than one thousand ADR - American Depositary Receipt ETF - Exchange Traded Fund MSCI - Morgan Stanley Capital International	REIT - Real Estate Investment Trust S&P - Standard & Poor’s SPDR - Standard & Poor’s Depository Receipt

See accompanying Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities of JNL/Mellon Capital JNL 5 Fund, JNL/Mellon Capital JNL Optimized 5 Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund (the “Funds”), including the summary schedules of investments, as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of investments as of December 31, 2014 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and schedules of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and schedule of investments in securities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian, transfer agents and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of investments referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2014, and the results of their operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

February 26, 2015

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (as defined in Item 2(b) of Form N-CSR) is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 9, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	March 9, 2015

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.